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                                                                     WELLS
                                                                     FARGO
                                                                     FUNDS


WELLS FARGO VARIABLE TRUST FUNDS

                               SEMI-ANNUAL REPORT


                                      VARIABLE TRUST ASSET ALLOCATION FUND

                                      VARIABLE TRUST CORPORATE BOND FUND

                                      VARIABLE TRUST EQUITY INCOME FUND

                                      VARIABLE TRUST EQUITY VALUE FUND

                                      VARIABLE TRUST GROWTH FUND

                                      VARIABLE TRUST INTERNATIONAL EQUITY FUND

                                      VARIABLE TRUST LARGE COMPANY GROWTH FUND

                                      VARIABLE TRUST MONEY MARKET FUND

                                      VARIABLE TRUST SMALL CAP GROWTH FUND




                                                    JUNE 30, 2001

[GRAPHIC]

                                                                  VARIABLE TRUST

TABLE OF CONTENTS

LETTER TO CONTRACTHOLDERS                                                      1

PERFORMANCE HIGHLIGHTS

    VARIABLE TRUST ASSET ALLOCATION FUND                                       2

    VARIABLE TRUST CORPORATE BOND FUND                                         4

    VARIABLE TRUST EQUITY INCOME FUND                                          6

    VARIABLE TRUST EQUITY VALUE FUND                                           8

    VARIABLE TRUST GROWTH FUND                                                10

    VARIABLE TRUST INTERNATIONAL EQUITY FUND                                  12

    VARIABLE TRUST LARGE COMPANY GROWTH FUND                                  14

    VARIABLE TRUST MONEY MARKET FUND                                          16

    VARIABLE TRUST SMALL CAP GROWTH FUND                                      18

PORTFOLIO OF INVESTMENTS

    VARIABLE TRUST ASSET ALLOCATION FUND                                      20

    VARIABLE TRUST CORPORATE BOND FUND                                        35

    VARIABLE TRUST EQUITY INCOME FUND                                         42

    VARIABLE TRUST EQUITY VALUE FUND                                          45

    VARIABLE TRUST GROWTH FUND                                                49

    VARIABLE TRUST INTERNATIONAL EQUITY FUND                                  53

    VARIABLE TRUST LARGE COMPANY GROWTH FUND                                  56

    VARIABLE TRUST MONEY MARKET FUND                                          58

    VARIABLE TRUST SMALL CAP GROWTH FUND                                      60

FINANCIAL STATEMENTS

    STATEMENTS OF ASSETS AND LIABILITIES                                      66

    STATEMENTS OF OPERATIONS                                                  68

    STATEMENTS OF CHANGES IN NET ASSETS                                       70

    FINANCIAL HIGHLIGHTS                                                      74

NOTES TO FINANCIAL HIGHLIGHTS                                                 76

NOTES TO FINANCIAL STATEMENTS                                                 77

LIST OF ABBREVIATIONS                                                         83


               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

DEAR VALUED CONTRACTHOLDERS,

      We are pleased to provide you with this Wells Fargo Variable Trust Funds Semi-Annual report for the six-month period ended June 30, 2001.

      After a sluggish retail holiday season and a drop in the nation's economic growth during the fourth quarter of 2000, the term recession was bandied about for the first time in a decade. Determined to keep the nation's economy out of a recession, the Federal Reserve Board (the Fed) jumped into action. On January 3, 2001, the Fed lowered short-term interest rates by half a percentage point in an effort to jump-start the U.S. economy. Five more interest-rate cuts followed, reducing short-term interest rates from 6.5% to 3.75% by the end of June.

      Technically speaking, the U.S. economy did not actually enter a recession, which economists define as two consecutive quarters of negative growth. Consumer spending remained fairly steady, thanks in part to the Fed's aggressive actions. However, the manufacturing sector slumped during the period, as spending related to the technology sector slowed considerably. As a result, technology companies reported very poor profits during the first and second quarters of 2001. Indeed, the profit slump spread throughout the economy, causing unemployment to rise and stocks to weaken. Meanwhile, energy costs remained high for most of the period.

      Given this environment, it's not surprising that the stock market, as measured by the Standard & Poor's 500 Index, was down about 7% during the first half of 2001. On average, growth stocks were down about twice as much as the S&P 500. Investors are typically willing to pay high prices for growth stocks only when they see earnings momentum. Since that was not present, they turned their attention to value stocks which are priced more modestly to reflect slow profit growth. As a result, value stocks outperformed the S&P 500 by barely breaking even for the six-month period.

      Once again, bonds offered better returns than stocks, although not as good as one might expect given the aggressive moves by the Fed. While short-term interest rates were nearly cut in half, intermediate- and long-term interest rates hardly budged. One explanation is that bond investors expected the Fed's actions to spur the economy and cause a little bit of inflationary pressure. Regardless of the reason, bonds did not advance much since bond prices move inversely to changes in interest rates. Mortgage-backed securities and investment-grade corporate bonds produced the best returns since they pay significantly higher yields than U.S. Treasury bonds. However, high-yield junk bonds performed poorly because investors became more concerned about credit risk in a weak economic climate. U.S. Treasury bonds did not perform well either, partly because investors became concerned that the federal budget surplus would diminish due to the tax cut. If the surplus becomes a deficit, then the government will have to issue new bonds
    - thus boosting supply and depressing prices.

      Amid these volatile markets, we encourage you to review your portfolio to determine an appropriate mix of investments between stocks, bonds and money market funds. If you have questions about your investments or need more information, please contact your investment professional, or WELLS FARGO FUNDS Investor Services at 1-800-222-8222.

      Thank you for choosing Wells Fargo Variable Trust Funds.


    Sincerely,


    /s/ Michael J. Hogan


    Michael J. Hogan
    PRESIDENT
    WELLS FARGO FUNDS

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS


VARIABLE TRUST ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

    The Variable Trust Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Barclays Global Fund Advisors

FUND MANAGERS
    Team managed

INCEPTION DATE
    04/15/94

PERFORMANCE HIGHLIGHTS

      The Fund returned (5.21)%(1) for the six-month period ended June 30, 2001, outperforming the S&P 500 Index(2), which returned (6.70)%, and underperforming the Lehman Brothers 20+ Treasury Index(3), which returned (1.06)% for the period. The Fund distributed $0.11 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      The U.S. economy showed continued signs of weakness as corporate profits remained weak and unemployment began to increase. During the first half of 2001, the Federal Reserve Board (the Fed) lowered short-term interest rates from 6.5% to 3.75%. The Nasdaq Composite Index(4) of technology stocks rallied after some of the rate cuts, but the rallies were not sustained.

      Defensive areas of the stock market, where earnings expectations were modest but steady, performed the best. Large cap stock performance generally trailed small cap stocks, as the latter appeared more attractively valued to investors who had shunned them during the late 1990s.

      Bonds produced moderate returns, with mortgages and corporate bonds outperforming U.S. Treasury securities. Although short-term interest rates fell, intermediate- and long-term yields rose slightly as investors anticipated an economic recovery.

STRATEGIC OUTLOOK

      The Fed has cut interest rates nearly in half which should begin to ignite the economy in the second half of the year. If intermediate- to long-term interest rates continue to rise, then bond investors may experience more modest returns. Meanwhile, until corporate profits begin to strengthen, shareholders could witness a neutral stock market performance.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

   Performance shown for the Wells Fargo Variable Trust Asset Allocation Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                                                          SINCE INCEPTION
                                                                     6-MONTH*     1-YEAR      5-YEAR         04/15/94
VARIABLE TRUST ASSET ALLOCATION FUND                                  (5.21)      (7.95)       11.23           12.28
BENCHMARK
  S&P 500 INDEX(2)                                                    (6.70)     (14.83)       14.48           17.08(5)
  LEHMAN BROTHERS 20+ TREASURY INDEX(3)                               (1.06)       9.28         8.87            9.06(5)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF JUNE 30, 2001)
PORTFOLIO TURNOVER RATIO                            13%
NUMBER OF HOLDINGS                                  526
WEIGHTED AVERAGE MATURITY OF BOND PORTFOLIO         22.2 YEARS
ESTIMATED DURATION OF BOND PORTFOLIO                11.4 YEARS
NAV                                                $12.99

TEN LARGEST HOLDINGS(6)
(AS OF JUNE 30, 2001)
UST BOND, 8.00%, 11/15/21                                 3.66%
UST BOND, 7.25%, 8/15/22                                  3.22%
UST BOND, 5.375%, 2/15/31                                 3.02%
UST BOND, 6.25%, 8/15/23                                  3.01%
GENERAL ELECTRIC COMPANY                                  2.91%
UST BOND, 6.125%,11/15/27                                 2.38%
MICROSOFT CORPORATION                                     2.34%
EXXON MOBIL CORP                                          1.81%
UST BOND, 6.25%, 5/15/30                                  1.69%
U.S. TREASURY, DUE 8/16/01                                1.65%

[CHART]

SECTOR DISTRIBUTION(7) (AS OF JUNE 30, 2001)

U.S. Treasury Securities                          32%
Technology                                        14%
Financial                                         14%
Health Care                                        8%
Consumer Non-Cyclical                              5%
Consumer Cyclical                                  5%
Energy                                             4%
Consumer Services                                  4%
Telecommunications                                 4%
Basic Materials                                    3%
Industrials                                        2%
Utilities                                          2%
Commercial Services                                2%
Cash                                               1%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

             WELLS FARGO VARIABLE TRUST        LEHMAN BROTHERS 20+
               ASSET ALLOCATION FUND             TREASURY INDEX          S&P 500 INDEX
 4/94                  $10,000                         $10,000                $10,000
 5/94                   $9,940                          $9,917                $10,164
 6/94                   $9,796                          $9,815                 $9,915
 7/94                  $10,107                         $10,178                $10,241
 8/94                  $10,248                         $10,078                $10,660
 9/94                   $9,964                          $9,733                $10,400
10/94                  $10,055                          $9,702                $10,633
11/94                   $9,954                          $9,771                $10,246
12/94                  $10,113                          $9,932                $10,398
 1/95                  $10,384                         $10,202                $10,668
 2/95                  $10,707                         $10,488                $11,083
 3/95                  $10,894                         $10,588                $11,409
 4/95                  $11,137                         $10,778                $11,745
 5/95                  $11,686                         $11,667                $12,214
 6/95                  $11,870                         $11,808                $12,497
 7/95                  $12,031                         $11,598                $12,911
 8/95                  $12,127                         $11,876                $12,944
 9/95                  $12,438                         $12,111                $13,490
10/95                  $12,514                         $12,475                $13,442
11/95                  $12,860                         $12,799                $14,031
12/95                  $13,041                         $13,168                $14,301
 1/96                  $13,284                         $13,152                $14,788
 2/96                  $13,180                         $12,455                $14,925
 3/96                  $13,256                         $12,185                $15,068
 4/96                  $13,233                         $11,970                $15,290
 5/96                  $13,350                         $11,906                $15,683
 6/96                  $13,531                         $12,172                $15,742
 7/96                  $13,223                         $12,171                $15,047
 8/96                  $13,199                         $11,997                $15,364
 9/96                  $13,705                         $12,347                $16,227
10/96                  $14,185                         $12,864                $16,675
11/96                  $14,917                         $13,324                $17,934
12/96                  $14,535                         $12,976                $17,579
 1/97                  $14,815                         $12,859                $18,678
 2/97                  $14,853                         $12,862                $18,824
 3/97                  $14,323                         $12,508                $18,050
 4/97                  $14,904                         $12,827                $19,126
 5/97                  $15,406                         $12,975                $20,294
 6/97                  $15,820                         $13,246                $21,197
 7/97                  $16,903                         $14,096                $22,883
 8/97                  $16,211                         $13,660                $21,601
 9/97                  $16,822                         $14,065                $22,783
10/97                  $16,849                         $14,583                $22,022
11/97                  $17,232                         $14,812                $23,041
12/97                  $17,569                         $15,075                $23,438
 1/98                  $17,833                         $15,391                $23,696
 2/98                  $18,624                         $15,268                $25,404
 3/98                  $19,295                         $15,299                $26,705
 4/98                  $19,458                         $15,350                $26,977
 5/98                  $19,354                         $15,675                $26,513
 6/98                  $20,075                         $16,087                $27,590
 7/98                  $19,881                         $15,996                $27,297
 8/98                  $17,985                         $16,778                $23,353
 9/98                  $18,996                         $17,396                $24,850
10/98                  $20,090                         $17,100                $26,867
11/98                  $21,065                         $17,258                $28,496
12/98                  $22,008                         $17,218                $30,137
 1/99                  $22,760                         $17,382                $31,406
 2/99                  $21,942                         $16,453                $30,426
 3/99                  $22,567                         $16,380                $31,643
 4/99                  $23,208                         $16,393                $32,867
 5/99                  $22,715                         $16,133                $32,092
 6/99                  $23,349                         $15,935                $33,838
 7/99                  $22,838                         $15,845                $32,781
 8/99                  $22,723                         $15,770                $32,619
 9/99                  $22,394                         $15,884                $31,725
10/99                  $23,190                         $15,886                $33,733
11/99                  $23,389                         $15,765                $34,418
12/99                  $24,060                         $15,486                $36,445
 1/00                  $23,560                         $15,756                $34,615
 2/00                  $23,726                         $16,315                $33,961
 3/00                  $25,436                         $16,926                $37,283
 4/00                  $24,882                         $16,758                $36,160
 5/00                  $24,463                         $16,673                $35,419
 6/00                  $25,031                         $17,036                $36,294
 7/00                  $24,930                         $17,373                $35,728
 8/00                  $26,088                         $17,797                $37,946
 9/00                  $25,067                         $17,492                $35,943
10/00                  $25,137                         $17,784                $35,792
11/00                  $24,069                         $18,387                $32,971
12/00                  $24,305                         $18,817                $33,133
 1/01                  $24,921                         $18,816                $34,309
 2/01                  $23,285                         $19,147                $31,180
 3/01                  $22,156                         $18,994                $29,203
 4/01                  $23,216                         $18,397                $31,473
 5/01                  $23,375                         $18,428                $31,683
 6/01                  $23,040                         $18,618                $30,980

(4) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market & Small-Cap stocks. You cannot invest directly in an index.

(5) The published return closest to the Fund's inception date of April 15, 1994.

(6) The Ten Largest Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(7) Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Variable Trust Asset Allocation Fund since inception with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST CORPORATE BOND FUND

INVESTMENT OBJECTIVE

    The Variable Trust Corporate Bond Fund (the Fund) seeks a high level of current income, consistent with reasonable risk.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGER
    Dan Kokoszka, CFA

INCEPTION DATE
    09/20/99

PERFORMANCE HIGHLIGHTS

      The Fund returned 3.14%(1) for the six-month period ended June 30, 2001, underperforming its benchmark, the Lehman Brothers U.S. Credit Index(2), which returned 5.38%. The Fund distributed $0.32 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      One reason for the Fund's underperformance was its requirement that it maintain bonds with a maturity of 10 to 15 years. Long-term U.S. Treasury bonds with a maturity of at least 10 to 15 years have played an important part in maintaining this longer maturity. However, this asset class was among the worst performing sectors of the bond market during the first half of 2001.

      During early 2001, the Fund's corporate bond strategy was changed, boosting the overall allocation to 80% of the portfolio - up from the required 65% minimum. Of this 80% corporate bond exposure, 60% was dedicated to investment-grade corporate bonds and 20% was dedicated to high-yield bonds. To reduce risk, both investment-grade corporate bonds and high-yield bonds were more diversified as to sectors and individual credit risks. In addition, emerging market debt was removed from the Fund.

STRATEGIC OUTLOOK

      Sluggish, uneven economic growth continued until the end of the period, but with hopeful signs of improvement in the months ahead. Softening labor market conditions were countered by ongoing consumer spending in housing, automobiles, and other big-ticket consumer items. Fundamental weaknesses, ranging from high technology's worsening slump and weak pricing power, to a strong dollar and heavy debt loads, are expected to keep the growth recovery sub-par. The Federal Reserve Board's more cautious policy approach - signaled by its quarter-point cut in the federal funds target rate to 3.75% in late June - does not necessarily mean an end to its easing cycle. Efforts to lift growth to a more acceptable level could extend the cycle of rate cuts into late 2001. Short- and intermediate-term interest rates should benefit most, though long-term bond yields could hold steady until the economy shows signs of responding to the combination of tax cuts and lower interest rates.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                        SINCE INCEPTION
                                                   6-MONTH*    1-YEAR       09/20/99
VARIABLE TRUST CORPORATE BOND FUND                   3.14       10.80         7.35
BENCHMARK LEHMAN BROTHERS U.S. CREDIT INDEX(2)       5.38       12.27         7.84(3)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF JUNE 30, 2001)
PORTFOLIO TURNOVER                                  31%
NUMBER OF HOLDINGS                                  165
AVERAGE CREDIT QUALITY(4)                           A1
NAV                                                 $10.14
DISTRIBUTION RATE(5)                                6.43%
SEC YIELD(6)                                        6.32%

[CHART]

PORTFOLIO ALLOCATION(7) (AS OF JUNE 30, 2001)

Corporate Bond                                    87%
T-bonds                                            7%
Federal Agencies                                   3%
Foreign Denominated                                2%
Repurchase Agreements                              1%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)

            WELLS FARGO VARIABLE CORPORATE TRUST BOND FUND              LEHMAN BROTHERS U.S. CREDIT INDEX
 8/99                      $10,000                                         $10,000
 9/99                      $10,005                                         $10,109
10/99                      $10,060                                         $10,155
11/99                      $10,030                                         $10,166
12/99                      $9,984                                          $10,112
 1/00                      $9,958                                          $10,076
 2/00                      $10,082                                         $10,170
 3/00                      $10,252                                         $10,257
 4/00                      $10,059                                         $10,166
 5/00                      $10,011                                         $10,129
 6/00                      $10,244                                         $10,383
 7/00                      $10,342                                         $10,509
 8/00                      $10,515                                         $10,640
 9/00                      $10,539                                         $10,696
10/00                      $10,587                                         $10,707
11/00                      $10,729                                         $10,846
12/00                      $11,004                                         $11,057
 1/01                      $11,202                                         $11,360
 2/01                      $11,343                                         $11,458
 3/01                      $11,369                                         $11,529
 4/01                      $11,274                                         $11,488
 5/01                      $11,346                                         $11,594
 6/01                      $11,350                                         $11,653

(3) The published return closest to the Fund's inception date of September 20, 1999.

(4) The average credit quality is compiled from the ratings of Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7) Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Variable Trust Corporate Bond Fund since inception with the Lehman Brothers U.S. Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST EQUITY INCOME FUND

INVESTMENT OBJECTIVE

    The Variable Trust Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGERS
    David L. Roberts, CFA
    Gary J. Dunn, CFA

INCEPTION DATE
    05/06/96

PERFORMANCE HIGHLIGHTS

      The Fund returned (3.36)%(1) for the six-month period ended June 30, 2001, outperforming the S&P 500 Index(2), which returned (6.70)%, and underperforming the Russell 1000 Value Index(3), which returned (1.26)%. The Fund distributed $0.08 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      On one hand, the Fund's consumer cyclical stocks performed well despite the soft economy. Sears and Eastman Kodak both produced double-digit returns. The Fund's technology stocks such as IBM - which was up 34% - generally outperformed the technology sector.

      On the other hand, health care was the weakest sector during the period. Industry challenges, including significant patent expirations and a slowing FDA drug approval process, impacted performance. Merck announced that it would not meet consensus second quarter earnings expectations due to slower-than-expected sales for its arthritis drug, Vioxx. Although Merck was down 34% for the period, it is still expected to increase earnings nearly 10% this year. Its long-term, expected earnings growth rate is 12%. Merck's valuation appears attractive based on its fundamentals and relative price.

      The Fund's capital goods and financial sectors both underperformed. Honeywell stock declined after its proposed merger with General Electric was blocked, although current valuation and strong long-term prospects keeps Honeywell very attractive as a portfolio holding. American Express (AMEX) was lower due to concerns regarding global economic conditions. AMEX is currently trading at the low end of its historical relative valuation, representing another good value.

STRATEGIC OUTLOOK

      Because of its exposure to U.S. companies that have significant revenues from European economies, a slow-growing U.S. economy and a weakening U.S. dollar could be positive scenarios for the Fund. In addition, the Fund should be well positioned in defensive sectors, such as consumer staples, health care, and energy that do well in an environment where investors favor old economy, defensive growth companies.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

   Performance shown for the Wells Fargo Variable Trust Equity Income Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                                                           SINCE INCEPTION
                                                                      6-MONTH*     1-YEAR      5-YEAR         05/06/96
VARIABLE TRUST EQUITY INCOME FUND                                      (3.36)       3.58        11.76          11.64
BENCHMARK
  S&P 500 INDEX(2)                                                     (6.70)     (14.83)       14.48          14.63(4)
  RUSSELL 1000 VALUE INDEX(3)                                          (1.26)      10.33        14.95          14.72(4)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS  (AS OF JUNE 30, 2001)
PORTFOLIO TURNOVER                                  1%
NUMBER OF HOLDINGS                                  46
NAV                                                 $16.36

TEN LARGEST EQUITY HOLDINGS(5)
(AS OF JUNE 30, 2001)
BEAR STEARNS & CO INCORPORATED                            4.85%
ST. PAUL COMPANIES INCORPORATED                           4.66%
PEPSICO                                                   4.13%
AMERICAN GENERAL CORPORATION                              3.68%
IBM CORPORATION                                           3.61%
EXXON MOBIL CORPORATION                                   3.28%
TXU CORPORATION                                           3.24%
FORTUNE BRANDS INCORPORATED                               3.14%
J P MORGAN CHASE & Co                                     3.08%
TYCO INTERNATIONAL LIMITED                                3.07%

[CHART]

SECTOR DISTRIBUTION(6) (AS OF JUNE 30, 2001)

Financial                                         18%
Consumer Non-Cyclical                             13%
Health Care                                       11%
Technology                                        10%
Consumer Cyclical                                  8%
Energy                                             7%
Industrials                                        7%
Basic Materials                                    5%
Cash                                               5%
Consumer Services                                  4%
Utility                                            4%
Telecommunications                                 4%
Commercial Services                                4%

[CHART]

GROWTH OF $10,000 INVESTMENT(7)

                 WELLS FARGO VARIABLE TRUST
                     EQUITY INCOME FUND           S&P 500 INDEX         RUSSELL 1000 VALUE INDEX
 5/96                       $10,000                  $10,000                    $10,000
 5/96                       $10,000                  $10,257                    $10,125
 6/96                       $10,110                  $10,296                    $10,133
 7/96                        $9,710                   $9,841                     $9,750
 8/96                        $9,830                  $10,049                    $10,029
 9/96                       $10,250                  $10,613                    $10,427
10/96                       $10,490                  $10,906                    $10,831
11/96                       $11,170                  $11,730                    $11,616
12/96                       $10,995                  $11,497                    $11,467
 1/97                       $11,540                  $12,216                    $12,023
 2/97                       $11,691                  $12,311                    $12,200
 3/97                       $11,348                  $11,805                    $11,761
 4/97                       $11,681                  $12,509                    $12,255
 5/97                       $12,215                  $13,273                    $12,940
 6/97                       $12,719                  $13,864                    $13,495
 7/97                       $13,535                  $14,966                    $14,511
 8/97                       $12,910                  $14,128                    $13,995
 9/97                       $13,525                  $14,901                    $14,840
10/97                       $13,132                  $14,403                    $14,426
11/97                       $13,716                  $15,070                    $15,063
12/97                       $13,953                  $15,329                    $15,503
 1/98                       $13,994                  $15,498                    $15,285
 2/98                       $14,902                  $16,615                    $16,313
 3/98                       $15,647                  $17,466                    $17,312
 4/98                       $15,800                  $17,644                    $17,428
 5/98                       $15,585                  $17,340                    $17,170
 6/98                       $15,830                  $18,044                    $17,389
 7/98                       $15,381                  $17,853                    $17,082
 8/98                       $13,545                  $15,273                    $14,540
 9/98                       $14,290                  $16,252                    $15,375
10/98                       $15,290                  $17,572                    $16,566
11/98                       $15,993                  $18,637                    $17,338
12/98                       $16,523                  $19,710                    $17,929
 1/99                       $16,472                  $20,540                    $18,073
 2/99                       $16,482                  $19,899                    $17,818
 3/99                       $17,091                  $20,695                    $18,187
 4/99                       $17,959                  $21,496                    $19,885
 5/99                       $17,917                  $20,989                    $19,667
 6/99                       $18,630                  $22,131                    $20,237
 7/99                       $18,145                  $21,440                    $19,644
 8/99                       $17,856                  $21,334                    $18,915
 9/99                       $17,195                  $20,749                    $18,255
10/99                       $17,659                  $22,062                    $19,307
11/99                       $17,814                  $22,510                    $19,156
12/99                       $17,829                  $23,836                    $19,248
 1/00                       $16,911                  $22,640                    $18,620
 2/00                       $15,607                  $22,212                    $17,237
 3/00                       $17,163                  $24,384                    $19,340
 4/00                       $17,132                  $23,650                    $19,115
 5/00                       $17,435                  $23,165                    $19,316
 6/00                       $17,021                  $23,737                    $18,433
 7/00                       $16,706                  $23,367                    $18,664
 8/00                       $17,637                  $24,818                    $19,702
 9/00                       $17,459                  $23,508                    $19,883
10/00                       $17,951                  $23,409                    $20,372
11/00                       $17,341                  $21,564                    $19,616
12/00                       $18,245                  $21,670                    $20,599
 1/01                       $18,202                  $22,439                    $20,677
 2/01                       $17,676                  $20,393                    $20,102
 3/01                       $16,696                  $19,100                    $19,393
 4/01                       $17,825                  $20,584                    $20,343
 5/01                       $18,158                  $20,722                    $20,801
 6/01                       $17,631                  $20,262                    $20,339

(4) The published return closest to the Fund's inception date of May 6, 1996.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Variable Trust Equity Income Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST EQUITY VALUE FUND

INVESTMENT OBJECTIVE

    The Variable Trust Equity Value Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGERS
    Gregg Giboney, CFA
    Allan White

INCEPTION DATE
    05/01/98

PERFORMANCE HIGHLIGHTS

      The Fund returned (1.06)%(1) for the six-month period ended June 30, 2001. The Fund outperformed the S&P 500 Index(2), which returned (6.70)%, and outperformed the Russell 1000 Value Index(3), which returned (1.26)%. The Fund distributed $0.04 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      The primary factors that affected the Fund's performance, and the market in general, were the sharp declines in corporate earnings and earnings expectations -- especially within the technology sector. Against this backdrop of weakening economic fundamentals, the Federal Reserve Board engaged in aggressive interest rate cuts in an attempt to keep the economy at a sustainable growth level.

      Because of its lower technology exposure, the Fund outperformed the S&P 500 Index. Improved performance in the second half of the period was due to interest rate cuts and a bounce from oversold conditions. The modest level of the Fund's outperformance versus the Russell 1000 Value Index, was primarily due to the favorable stock selection within the Fund's portfolio. Even though the Fund was underweight in technology, the technology stocks it did hold - such as IBM - performed well. Other good stock performers included Canadian National Railway and Lowes, a retailer of home improvement products. On the other hand, stock holdings that did not perform well were CVS (retail drugstores) and Merck (pharmaceuticals).

STRATEGIC OUTLOOK

      Going forward, the Fund managers will continue to seek stocks with attractive valuations and solid fundamentals. This strategy should position the Fund well for near-term returns favorable to a stock market that may be more sensitive to weak economic conditions.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

   Performance shown for the Wells Fargo Variable Trust Equity Value Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                                                   SINCE INCEPTION
                                                                           6-MONTH*      1-YEAR        05/01/98
VARIABLE TRUST EQUITY VALUE FUND                                            (1.06)         7.28         (0.56)
BENCHMARK
  S&P 500 INDEX(2)                                                          (6.70)       (14.83)         4.42(4)
  RUSSELL 1000 VALUE INDEX(3)                                               (1.26)        10.33          4.99(4)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF JUNE 30, 2001)
PORTFOLIO TURNOVER                                  71%
NUMBER OF HOLDINGS                                  73
NAV                                                 $9.56

TEN LARGEST EQUITY HOLDINGS(5)
(AS OF JUNE 30, 2001)
CITIGROUP INCORPORATED                                    7.16%
EXXON MOBIL CORPORATION                                   4.79%
AMERICAN INT'L GROUP                                      3.50%
VERIZON COMMUNICATIONS                                    3.18%
TYCO INTERNATIONAL LIMITED                                2.97%
PHILIP MORRIS COS INCORPORATED                            2.81%
IBM CORPORATION                                           2.79%
FHLMC                                                     2.67%
LEHMAN BROS. INCORPORATED                                 2.37%
MORGAN STANLEY DEAN WITTER                                2.30%

[CHART]

SECTOR DISTRIBUTION(6) (AS OF JUNE 30, 2001)

Financial                                         36%
Energy                                            10%
Telecommunications                                 8%
Consumer Non-Cyclical                              7%
Health Care                                        6%
Technology                                         6%
Consumer Services                                  5%
Basic Materials                                    4%
Consumer Cyclical                                  4%
Utility                                            4%
Industrials                                        3%
Commercial Services                                3%
Transport                                          2%
Cash                                               2%

[CHART]

GROWTH OF $10,000 INVESTMENT(7)

            WELLS FARGO VARIABLE TRUST
                EQUITY VALUE FUND            RUSSELL 1000 VALUE INDEX         S&P 500 Index
 4/98                  $10,000                        $10,000                    $10,000
 5/98                   $9,680                         $9,852                     $9,828
 6/98                   $9,739                         $9,978                    $10,227
 7/98                   $9,268                         $9,801                    $10,119
 8/98                   $8,156                         $8,343                     $8,656
 9/98                   $8,626                         $8,822                     $9,211
10/98                   $9,199                         $9,506                     $9,959
11/98                   $9,460                         $9,949                    $10,563
12/98                   $9,624                        $10,288                    $11,171
 1/99                   $9,403                        $10,370                    $11,642
 2/99                   $9,161                        $10,224                    $11,278
 3/99                   $9,380                        $10,436                    $11,729
 4/99                  $10,188                        $11,410                    $12,183
 5/99                  $10,087                        $11,285                    $11,896
 6/99                  $10,399                        $11,612                    $12,543
 7/99                  $10,024                        $11,272                    $12,151
 8/99                   $9,477                        $10,854                    $12,091
 9/99                   $8,981                        $10,475                    $11,760
10/99                   $9,285                        $11,078                    $12,504
11/99                   $9,255                        $10,992                    $12,758
12/99                   $9,386                        $11,044                    $13,510
 1/00                   $9,142                        $10,684                    $12,831
 2/00                   $8,715                         $9,891                    $12,589
 3/00                   $9,498                        $11,097                    $13,820
 4/00                   $9,284                        $10,968                    $13,404
 5/00                   $9,416                        $11,084                    $13,129
 6/00                   $9,157                        $10,577                    $13,454
 7/00                   $9,311                        $10,709                    $13,244
 8/00                   $9,974                        $11,305                    $14,066
 9/00                   $9,813                        $11,409                    $13,323
10/00                  $10,048                        $11,689                    $13,267
11/00                   $9,527                        $11,256                    $12,222
12/00                   $9,929                        $11,820                    $12,282
 1/01                  $10,103                        $11,865                    $12,718
 2/01                   $9,806                        $11,535                    $11,558
 3/01                   $9,420                        $11,128                    $10,825
 4/01                   $9,953                        $11,673                    $11,666
 5/01                  $10,107                        $11,935                    $11,745
 6/01                   $9,824                        $11,671                    $11,484

(4) The published return closest to the Fund's inception date of May 1, 1998.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Variable Trust Equity Value Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST GROWTH FUND

INVESTMENT OBJECTIVE

    The Variable Trust Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGERS
    Kelli Hill
    Stephen Biggs, CFA

INCEPTION DATE
    04/12/94

PERFORMANCE HIGHLIGHTS

      The Fund returned (11.91)%(1) for the six-month period ended June 30, 2001. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned (6.70)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      In general, growth stocks have lagged the value style of investing over the past 18 months. There were a number of reasons for this: 1) after several poorly performing years during the 1990s, value stocks were depressed compared to growth stocks; 2) the Internet bubble which recently burst, was centered on the growth category; and 3) technology companies, which comprise much of the growth universe, have reported very negative results during the period.

      During the first half of 2001, technology and capital goods stocks were extremely volatile due to the realization that the business environment was deteriorating. These stocks rebounded during part of the second quarter, but gave up those gains when evidence of an economic upturn proved disappointing. Companies, such as Cisco Systems, Nortel Networks, and JDS Uniphase dragged down results.

      The consumer sector, however, has performed much better than the industrial side of the economy. Lowe's, the home improvement retailer, was the Fund's best performing stock, returning more than 60% for the period. The AOL and Time Warner merger was accomplished in a smooth manner, and the newly combined company posted positive revenues and earnings.

STRATEGIC OUTLOOK

      Interest rates and corporate profits are two primary factors affecting the Fund's performance. During the first half of 2001, the Federal Reserve Board (the Fed) lowered short-term rates from 6.5% to 3.75%, which created a positive backdrop. However, companies continued to report disappointing profits. The Fund's managers expect that, given the Fed's aggressive moves, the second half of 2001 should see a stronger economic environment which in turn should help growth stocks.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

   Performance shown for the Wells Fargo Variable Trust Growth Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                                                     SINCE INCEPTION
                                                                6-MONTH*     1-YEAR      5-YEAR         04/12/94
VARIABLE TRUST GROWTH FUND                                       (11.91)     (23.76)       9.00           12.16
BENCHMARK
  S&P 500 INDEX(2)                                                (6.70)     (14.83)      14.48           17.08(3)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF JUNE 30, 2001)
PORTFOLIO TURNOVER                                  41%
NUMBER OF HOLDINGS                                  79
NAV                                                 $16.79

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JUNE 30, 2001)
CITIGROUP INCORPORATED                                    5.19%
GENERAL ELECTRIC COMPANY                                  4.00%
MICROSOFT CORPORATION                                     3.78%
EXXON MOBIL CORPORATION                                   3.75%
TYCO INTERNATIONAL LIMITED                                3.28%
FNMA                                                      3.23%
AMERICAN INTERNATIONAL GROUP                              3.12%
WAL-MART STORES INCORPORATED                              3.09%
HOUSEHOLD INTERNATIONAL                                   3.07%
PFIZER INCORPORATED                                       2.83%

[CHART]

SECTOR DISTRIBUTION(5) (AS OF JUNE 30, 2001)

Financial                                         23%
Technology                                        17%
Health Care                                       13%
Energy                                            12%
Consumer Cyclical                                 10%
Consumer Non-Cyclical                              8%
Industrials                                        4%
Commercial Services                                3%
Consumer Services                                  3%
Utility                                            2%
Telecommunications                                 2%
Cash                                               2%
Basic Materials                                    1%

[CHART]

GROWTH OF $10,000 INVESTMENT(6)

           WELLS FARGO VARIABLE
             TRUST GROWTH FUND         S&P 500 INDEX
 4/94              $10,000                $10,000
 5/94              $10,110                $10,164
 6/94               $9,888                 $9,915
 7/94              $10,189                $10,241
 8/94              $10,511                $10,660
 9/94              $10,422                $10,400
10/94              $10,502                $10,633
11/94              $10,260                $10,246
12/94              $10,447                $10,398
 1/95              $10,508                $10,668
 2/95              $10,994                $11,083
 3/95              $11,237                $11,409
 4/95              $11,390                $11,745
 5/95              $11,930                $12,214
 6/95              $12,209                $12,497
 7/95              $12,589                $12,911
 8/95              $12,794                $12,944
 9/95              $13,223                $13,490
10/95              $12,801                $13,442
11/95              $13,325                $14,031
12/95              $13,497                $14,301
 1/96              $13,748                $14,788
 2/96              $14,260                $14,925
 3/96              $14,297                $15,068
 4/96              $14,769                $15,290
 5/96              $15,136                $15,683
 6/96              $14,876                $15,742
 7/96              $14,108                $15,047
 8/96              $14,518                $15,364
 9/96              $15,247                $16,227
10/96              $15,659                $16,675
11/96              $16,662                $17,934
12/96              $16,525                $17,579
 1/97              $17,473                $18,678
 2/97              $16,966                $18,824
 3/97              $16,376                $18,050
 4/97              $17,036                $19,126
 5/97              $18,117                $20,294
 6/97              $18,506                $21,197
 7/97              $20,013                $22,883
 8/97              $18,853                $21,601
 9/97              $19,906                $22,783
10/97              $18,986                $22,022
11/97              $19,280                $23,041
12/97              $19,389                $23,438
 1/98              $19,747                $23,696
 2/98              $20,810                $25,404
 3/98              $21,809                $26,705
 4/98              $21,959                $26,977
 5/98              $21,624                $26,513
 6/98              $22,674                $27,590
 7/98              $22,558                $27,297
 8/98              $19,418                $23,353
 9/98              $20,316                $24,850
10/98              $21,964                $26,867
11/98              $23,437                $28,496
12/98              $24,975                $30,137
 1/99              $25,935                $31,406
 2/99              $25,063                $30,426
 3/99              $26,256                $31,643
 4/99              $27,054                $32,867
 5/99              $26,218                $32,092
 6/99              $27,684                $33,838
 7/99              $26,886                $32,781
 8/99              $26,924                $32,619
 9/99              $26,202                $31,725
10/99              $27,737                $33,733
11/99              $28,348                $34,418
12/99              $30,074                $36,445
 1/00              $28,738                $34,615
 2/00              $28,352                $33,961
 3/00              $30,885                $37,283
 4/00              $29,762                $36,160
 5/00              $28,963                $35,419
 6/00              $30,024                $36,294
 7/00              $29,699                $35,728
 8/00              $31,561                $37,946
 9/00              $29,747                $35,943
10/00              $28,902                $35,792
11/00              $25,821                $32,971
12/00              $25,985                $33,133
 1/01              $26,326                $34,309
 2/01              $23,817                $31,180
 3/01              $21,881                $29,203
 4/01              $23,653                $31,473
 5/01              $23,735                $31,683
 6/01              $22,890                $30,980

(3) The published return closest to the Fund's inception date of April 12, 1994.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses for the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

    The International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long-term.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGER
    Cynthia Tusan, CFA

INCEPTION DATE
    07/03/00

PERFORMANCE HIGHLIGHTS

      The Fund returned (10.51)%(1) for the six-month period ended June 30, 2001, outperforming its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index(2), which returned (14.61)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      Several factors contributed to the Fund's relative outperformance of its benchmark including the timely deployment of additional cash during market upswings, an overweight position in energy stocks during the run-up in oil prices, plus exposure to top performing countries such as Ireland, Mexico, and China. China's stock market continues to benefit from foreign direct investment inflows, rapidly growing markets and expected reforms ahead of possible entry into the World Trade Organization.

      In Ireland, Elan, a specialty pharmaceuticals firm, performed particularly well in light of strong news regarding a powerful pain management drug that it has under current FDA review. Brazil's Aracruz Celulose, the world's largest producers of paper pulp, was a strong performer despite serious economic troubles in its own country. The company is an exporter with almost no exposure to Brazil's domestic market. With revenues denominated in U.S. dollars, and costs mostly in local currency, its share price greatly benefited from the weakening of the Brazilian real.

      The technology sector continued to weigh on portfolio performance, led by downturns in the semiconductor and telecommunications sectors. The Fund sold its holdings in Nokia due to eroding earnings forecasts and profit margins, as well as concerns over the near-term viability of the wireless market. In addition, the dollar's strong performance against other currencies caused the Fund's performance to further slow.

STRATEGIC OUTLOOK

      Despite the small increase in its exposure to Japan, the Fund remains underweight in its Japanese holdings due to the slow pace of that nation's economic reform. The Fund manager will look to allocate additional assets to the U.K., which continues to exhibit more attractive growth than Continental Europe, where the European Central Bank is reluctant to lower interest rates because of inflation concerns.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                          SINCE INCEPTION
                                                 1-MONTH*     6-MONTH*        07/03/00
VARIABLE TRUST INTERNATIONAL EQUITY FUND          (2.79)       (10.51)         (19.76)
BENCHMARK
  MSCI EAFE(2)                                    (4.09)       (14.61)         (13.52)(3)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF JUNE 30, 2001)
PORTFOLIO TURNOVER                                  22%
NUMBER OF HOLDINGS                                  71
NAV                                                 $8.00

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JUNE 30, 2001)
BEAR STEARNS & CO INCORPORATED                            9.84%
GROUPE DANONE ADR                                         2.89%
ROYAL BANK OF SCOTLAND                                    2.66%
TOTAL FINA ELF                                            2.39%
AMVESCAP PLC                                              2.35%
SUEZ SA                                                   2.31%
NINTENDO CO LIMITED                                       2.06%
NOVARTIS AG                                               2.05%
ROYAL DUTCH PETROLEUM                                     1.98%
WAL-MART DE MEXICO SA                                     1.84%

[CHART]

PORTFOLIO COMPOSITION(5) (AS OF JUNE 30, 2001)

United States                  37%
United Kingdom                 17%
Japan                          11%
France                          9%
Germany                         6%
Switzerland                     5%
Netherlands                     4%
Mexico                          3%
Hong Kong                       3%
Italy                           2%
Australia                       1%
Korea, Republic of              1%
Brazil                          1%

[CHART]

GROWTH OF $10,000 INVESTMENT(6)

                  WELLS FARGO VARIABLE TRUST
                   INTERNATIONAL EQUITY FUND                  MSCI EAFE INDEX
 7/00                      $10,000                                 $10,000
 7/00                       $9,670                                  $9,581
 8/00                       $9,870                                  $9,664
 9/00                       $9,280                                  $9,194
10/00                       $9,150                                  $8,977
11/00                       $8,650                                  $8,640
12/00                       $8,967                                  $8,947
 1/01                       $9,187                                  $8,942
 2/01                       $8,465                                  $8,272
 3/01                       $7,914                                  $7,720
 4/01                       $8,315                                  $8,256
 5/01                       $8,255                                  $7,965
 6/01                       $8,024                                  $7,639

(3) The published return closest to the Fund's inception date of July 3, 2000.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust International Equity Fund since inception with the MSCI EAFE. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

    The Variable Trust Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Peregrine Capital Management, Incorporated

FUND MANAGERS
    John S. Dale, CFA
    Gary E. Nussbaum, CFA

INCEPTION DATE
    09/20/99

PERFORMANCE HIGHLIGHTS

      The Fund returned (17.39)%(1) for the six-month period ended June 30, 2001, underperforming its benchmark, the S&P 500 Index(2), which returned (6.70)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      In this out-of-favor period for large company growth investing, the Fund performed as expected during the first half of 2001. Investors seemed to prefer value-oriented issues, which worked against the portfolio. Laggards included technology leaders such as Cisco Systems, JDS Uniphase, EMC Corporation, and Nokia. Despite the slowing performance of the large company growth sector, there were still some strong performers in the Fund, such as Microsoft and AOL Time Warner.

      Over the years, it has been evident that timing investment styles has been a fruitless exercise for many investors. The past 18-month period has substantially favored a value investment style and such a style may actually be maturing in time and magnitude. It is important to make sure that the Fund still has a growth focus in the event that the growth investment style returns to favor, and that the tremendous long-term opportunity for growth investing is maximized by staying true to this pure growth style in good times and bad.

STRATEGIC OUTLOOK

      Going forward, corporate profits are likely to begin showing improvement by the fourth quarter of 2001, when comparisons to a weak fourth quarter of 2000 should look favorable. This new cycle of earnings growth could serve as a solid underpinning and key driver of future stock market capital appreciation. The truly dominant companies should emerge from this downturn in great competitive shape. Companies such as Intel, Microsoft, Schwab, and Home Depot are flexing their financial muscles through research and development, capital spending, and human resources to build their competitive leads. The Fund is focused on dominant, low-cost competitors that have the financial resources and management talent to extend their lead and sustain rapid earnings growth for several years.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                        Since Inception
                                                 6-MONTH*      1-YEAR      09/20/99
VARIABLE TRUST LARGE COMPANY GROWTH FUND          (17.39)      (24.75)       (0.67)
BENCHMARK
  S&P 500 INDEX(2)                                 (6.70)      (14.83)       (1.48)(3)

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


CHARACTERISTICS (AS OF JUNE 30, 2001)
PORTFOLIO TURNOVER                                  9%
NUMBER OF HOLDINGS                                  33
NAV                                                 $9.88

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JUNE 30, 2001)
MICROSOFT CORPORATION                                     7.12%
HOME DEPOT INCORPORATED                                   5.70%
AMERICAN INTERNATIONAL GROUP                              5.31%
MEDTRONIC, INCORPORATED                                   5.11%
INTEL CORPORATION                                         5.05%
PFIZER INCORPORATED                                       5.00%
GOLDMAN SACHS                                             4.75%
COSTCO WHOLESALE CORPORATION                              4.39%
PAYCHEX, INCORPORATED                                     4.02%
IMS HEALTH INCORPORATED                                   4.01%

[CHART]

SECTOR DISTRIBUTION(5) (AS OF JUNE 30, 2001)

Technology                          28%
Commercial Services                 23%
Financial                           18%
Health Care                         13%
Consumer Cyclical                   11%
Cash                                 4%
Energy                               1%
Consumer Services                    1%
Telecommunications                   1%

[CHART]

GROWTH OF $10,000 INVESTMENT(6)

                    WELLS FARGO VARIABLE TRUST
                     LARGE COMPANY GROWTH FUND                    S&P 500 INDEX
 8/99                        $10,000                                 $10,000
 9/99                        $9,590                                   $9,726
10/99                        $10,420                                 $10,342
11/99                        $10,830                                 $10,551
12/99                        $12,030                                 $11,173
 1/00                        $11,800                                 $10,612
 2/00                        $12,000                                 $10,412
 3/00                        $13,430                                 $11,430
 4/00                        $13,020                                 $11,086
 5/00                        $12,200                                 $10,858
 6/00                        $13,130                                 $11,127
 7/00                        $13,230                                 $10,953
 8/00                        $14,000                                 $11,633
 9/00                        $13,150                                 $11,019
10/00                        $13,130                                 $10,973
11/00                        $12,080                                 $10,108
12/00                        $11,960                                 $10,158
 1/01                        $12,150                                 $10,518
 2/01                        $10,320                                  $9,559
 3/01                        $9,260                                   $8,953
 4/01                        $10,240                                  $9,649
 5/01                        $10,150                                  $9,713
 6/01                        $9,880                                   $9,498

(3) The published return closest to the Fund's inception date of September 20, 1999.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Large Company Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST MONEY MARKET FUND

INVESTMENT OBJECTIVE

    The Variable Trust Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGERS
    Dave Sylvester
    Laurie White

INCEPTION DATE
    05/19/94

PERFORMANCE HIGHLIGHTS

      The Fund returned 2.32%(1) for the six-month period ended June 30, 2001. The Fund distributed $0.02 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      Continued weakness in the economy led the Federal Reserve Board (the Fed) to lower short-term interest rates from 6.5% at the beginning of 2001, to 3.75% at the end of June, the lowest level since April 1994. As this key rate fell, other money market rates followed suit such as yields on 30-day prime commercial paper. The net effect was that money market fund yields also fell substantially.

      To counteract this drop in yields, the Fund's average maturity has been extended to lock in higher rates for as long as possible. In addition, the Fund's managers have kept a keen eye on credit quality, as this weak economic cycle has eroded the financial strength of many formerly high-grade issuers.

      Fixed-rate securities purchased in the latter part of 2000 performed well given the rapid decline in interest rates during the first half of 2001. Floating rate securities saw yields decline in value along with interest rates.

STRATEGIC OUTLOOK

      The pace of interest rate declines may be slowing, since the Fed lowered interest rates by only a quarter point at its June meeting. However, that does not necessarily mean that interest rates are about to rise. The economy shows continued signs of weakness and inflation remains tame. It may be more difficult to spur economic growth than the markets presume. If interest rates remain low, money market fund yields will also remain low as higher-yielding investments mature and are replaced with lower-yielding securities.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

   Performance shown for the Wells Fargo Variable Trust Money Market Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                                     SINCE INCEPTION
                                                 6-MONTH*     1-YEAR      5-YEAR         05/19/94
    VARIABLE TRUST MONEY MARKET FUND               2.32        5.39        4.95            4.95

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

    FUND YIELD SUMMARY
    7-DAY SIMPLE YIELD                                        3.64%
    30-DAY SIMPLE YIELD                                       3.71%

    CHARACTERISTICS (AS OF JUNE 30, 2001)
    WEIGHTED AVERAGE MATURITY                                57 DAYS

[CHART]

    PORTFOLIO ALLOCATION(2) (AS OF JUNE 30, 2001)

Federal Agencies                   66%
Time Deposits                      11%
Floating Rate Notes                 7%
Corporate Bond                      6%
Bank Notes                          5%
Repurchase Agreements               3%
Certificates of Deposits            2%

[CHART]

    MATURITY DISTRIBUTION(2) (AS OF JUNE 30, 2001)

3-14 Days                        30.8%
15-29 Days                       14.0%
30-59 Days                       26.7%
60-89 Days                        6.7%
90-179 Days                      14.4%
180-365 Days                      7.4%

(2) Portfolio holdings are subject to change.

VARIABLE TRUST SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
    The Variable Trust Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
    Wells Fargo Funds Management, LLC

SUB-ADVISOR
    Wells Capital Management Incorporated

FUND MANAGERS
    Tom Zeifang, CFA
    Chris Greene

INCEPTION DATE
    05/01/95

PERFORMANCE HIGHLIGHTS

      The Fund returned (18.02)%(1) for the six-month period ended June 30, 2001, underperforming its benchmark, the Russell 2000 Index(2), which returned 6.85%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

      The Federal Reserve Board lowered short-term interest rates six times, reducing the federal funds rate from 6.5% to 3.75% during the first half of 2001. This aggressive monetary easing had a positive impact on small cap stocks as an asset class, particularly in April and early May. Although corporate profit growth slowed significantly, consumer spending kept the U.S. economy out of a recession.

      Growth stocks were hit hard during the first quarter of 2001, as a weakening economy created obstacles that prevented companies from generating revenues and earnings that would meet expectations. The Fund's overweight position in growth stocks also hurt its relative performance.

      The second quarter was a period of stock market volatility, giving way to a strong rally that lasted nearly seven weeks. The market rally enabled the Fund to post a welcome second quarter gain. Specifically, several of the Fund's technology holdings, including Microtune, NetIQ, and Planar Systems contributed to its gain.

STRATEGIC OUTLOOK

      The Fund managers believe that the initial weeks of the second quarter may have marked a turning point in the market, with investors currently looking ahead to a more stable environment. The Fund managers also believe that growth stocks possess excellent long-term upside potential, and that forward-looking investors may be rewarded for their patience.

      Though many investors have been surprised by the free-fall in business spending, the Fund managers believe that well-managed companies have adjusted to the current environment and should be poised to overcome today's depressed market conditions. Yet, the economy is not likely to experience rapid growth in the near future. In fact, the Fund managers foresee a possible two-step-forward, one-step-back recovery as investors alternate between an anticipated profit recovery clouded by nervousness over near-term conditions.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

   Performance shown for the Wells Fargo Variable Trust Small Cap Growth Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The Russell 2000 Index is an index subset of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 11% of the U.S. equity market. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2001)

                                                                                SINCE INCEPTION
                                           6-MONTH*     1-YEAR      5-YEAR         05/01/95
    VARIABLE TRUST SMALL CAP GROWTH FUND    (18.02)     (41.30)      2.42            6.92
    BENCHMARK
      RUSSELL 2000 INDEX(2)                   6.85        0.57       9.60           12.76(3)

*   RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

    CHARACTERISTICS (AS OF JUNE 30, 2001)
    PORTFOLIO TURNOVER                                  134%
    NUMBER OF HOLDINGS                                  137
    NAV                                                 $8.51

    TEN LARGEST EQUITY HOLDINGS(4) (AS OF JUNE 30, 2001)
    BEAR STEARNS & COMPANY                                    5.34%
    NETIQ CORPORATION                                         2.71%
    EFUNDS CORPORATION                                        1.75%
    MICROCHIP TECHNOLOGY INCORPORATED                         1.57%
    ADVANCED DIGITAL OPTICS INCORPORATED                      1.55%
    COVANCE INCORPORATED                                      1.50%
    MICROTUNE INCORPORATED                                    1.49%
    POWERWAVE TECHNOLOGIES                                    1.45%
    EXAR CORPORATION                                          1.40%
    NOVEN PHARMACEUTICALS INCORPORATED                        1.39%

SECTOR DISTRIBUTION(5) (AS OF JUNE 30, 2001)

[CHART]

Technology                          29%
Health Care                         24%
Consumer Cyclical                   10%
Commercial Services                 10%
Financial                            7%
Cash                                 5%
Energy                               4%
Consumer Services                    2%
Industrials                          2%
Utility                              2%
Transport                            2%
Basic Materials                      1%
Consumer Non-Cyclical                1%
Telecommunications                   1%

[CHART]

    GROWTH OF $10,000 INVESTMENT(6)

                          WELLS FARGO VARIABLE TRUST
                             SMALL CAP GROWTH FUND             RUSSELL 2000 INDEX
           4/95                    $10,000                          $10,000
           5/95                    $10,040                          $10,172
           6/95                    $10,670                          $10,700
           7/95                    $11,740                          $11,316
           8/95                    $11,970                          $11,549
           9/95                    $11,920                          $11,756
          10/95                    $11,280                          $11,231
          11/95                    $11,590                          $11,702
          12/95                    $11,595                          $12,011
           1/96                    $11,636                          $11,999
           2/96                    $11,957                          $12,374
           3/96                    $12,484                          $12,626
           4/96                    $13,891                          $13,301
           5/96                    $14,419                          $13,827
           6/96                    $13,405                          $13,259
           7/96                    $12,112                          $12,100
           8/96                    $13,177                          $12,803
           9/96                    $13,819                          $13,303
          10/96                    $14,088                          $13,099
          11/96                    $14,750                          $13,638
          12/96                    $15,243                          $13,997
           1/97                    $15,571                          $14,277
           2/97                    $14,690                          $13,931
           3/97                    $13,482                          $13,274
           4/97                    $13,087                          $13,311
           5/97                    $15,729                          $14,792
           6/97                    $16,011                          $15,426
           7/97                    $17,039                          $16,143
           8/97                    $17,468                          $16,513
           9/97                    $18,778                          $17,721
          10/97                    $17,569                          $16,941
          11/97                    $16,824                          $16,833
          12/97                    $16,735                          $17,129
           1/98                    $16,341                          $16,860
           2/98                    $17,889                          $18,108
           3/98                    $18,387                          $18,856
           4/98                    $18,427                          $18,962
           5/98                    $17,089                          $17,941
           6/98                    $17,233                          $17,979
           7/98                    $15,397                          $16,525
           8/98                    $11,817                          $13,315
           9/98                    $12,420                          $14,357
          10/98                    $12,944                          $14,943
          11/98                    $13,705                          $15,726
          12/98                    $14,312                          $16,699
           1/99                    $13,865                          $16,921
           2/99                    $12,563                          $15,550
           3/99                    $12,287                          $15,793
           4/99                    $12,984                          $17,208
           5/99                    $12,958                          $17,459
           6/99                    $13,628                          $18,248
           7/99                    $13,615                          $17,747
           8/99                    $13,707                          $17,090
           9/99                    $14,234                          $17,093
          10/99                    $16,325                          $17,163
          11/99                    $19,061                          $18,188
          12/99                    $23,797                          $20,247
           1/00                    $24,323                          $19,921
           2/00                    $30,309                          $23,210
           3/00                    $26,402                          $21,680
           4/00                    $23,179                          $20,375
           5/00                    $20,719                          $19,187
           6/00                    $25,731                          $20,861
           7/00                    $24,192                          $20,189
           8/00                    $27,369                          $21,729
           9/00                    $26,762                          $21,090
          10/00                    $23,047                          $20,150
          11/00                    $17,224                          $18,080
          12/00                    $18,424                          $19,634
           1/01                    $18,637                          $20,656
           2/01                    $14,803                          $19,301
           3/01                    $12,655                          $18,358
           4/01                    $14,732                          $19,793
           5/01                    $14,750                          $20,280
           6/01                    $15,105                          $20,998

(3) The published return closest to the Fund's inception date of May 1, 1995.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Small Cap Growth Fund since inception with the Russell 2000 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)

   VARIABLE TRUST ASSET ALLOCATION FUND

SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 66.07%

AMUSEMENT & RECREATION SERVICES - 0.03%
     1,887  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                   $    66,611
                                                                                                                   -----------

APPAREL & ACCESSORY STORES - 0.33%
    13,456  GAP INCORPORATED                                                                                           390,224
     5,300  KOHL'S CORPORATION+                                                                                        332,469
     6,755  LIMITED INCORPORATED                                                                                       111,593
     2,165  NORDSTROM INCORPORATED                                                                                      40,161

                                                                                                                       874,447
                                                                                                                   -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
       806  LIZ CLAIBORNE INCORPORATED                                                                                  40,662
     2,356  TIFFANY & COMPANY                                                                                           85,334
     1,769  V F CORPORATION                                                                                             64,356

                                                                                                                       190,352
                                                                                                                   -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
     1,882  AUTOZONE INCORPORATED+                                                                                      70,574
                                                                                                                   -----------

AUTOMOTIVE REPAIR SERVICES & PARKING - 0.01%
       999  RYDER SYSTEM INCORPORATED                                                                                   19,580
                                                                                                                   -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.03%
       917  CENTEX CORPORATION                                                                                          37,367
       671  KB HOME                                                                                                     20,243
       697  PULTE CORPORATION                                                                                           29,712

                                                                                                                        87,322
                                                                                                                   -----------

BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS - 0.84%
    36,726  HOME DEPOT INCORPORATED                                                                                  1,709,595
     6,034  LOWE'S COMPANIES INCORPORATED                                                                              437,767
     2,510  SHERWIN-WILLIAMS COMPANY                                                                                    55,722

                                                                                                                     2,203,084
                                                                                                                   -----------

BUSINESS SERVICES - 6.77%
     3,796  ADOBE SYSTEMS INCORPORATED                                                                                 178,411
    69,732  AOL TIME WARNER INCORPORATED+                                                                            3,695,796
       893  AUTODESK INCORPORATED                                                                                       33,309
     9,995  AUTOMATIC DATA PROCESSING INCORPORATED                                                                     496,752
     3,843  BMC SOFTWARE INCORPORATED+                                                                                  86,621
     4,266  BROADVISION INCORPORATED+                                                                                   21,330
     2,992  CABLETRON SYSTEMS INCORPORATED+                                                                             68,367
    12,626  CENDANT CORPORATION+                                                                                       246,207
     2,984  CITRIX SYSTEMS INCORPORATED+                                                                               104,142
     9,101  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                             327,636
     2,705  COMPUTER SCIENCES CORPORATION+                                                                              93,593
     5,845  COMPUWARE CORPORATION+                                                                                      81,772
     3,760  CONCORD EFS INCORPORATED+                                                                                  195,558
     2,755  CONVERGYS CORPORATION+                                                                                      83,339

SHARES      SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (continued)
     1,161  DELUXE CORPORATION                                                                                     $    33,553
     1,984  ECOLAB INCORPORATED                                                                                         81,283
     7,416  ELECTRONIC DATA SYSTEMS CORPORATION                                                                        463,500
     2,296  EQUIFAX INCORPORATED                                                                                        84,217
     6,222  FIRST DATA CORPORATION                                                                                     399,764
     1,957  FISERV INCORPORATED+                                                                                       125,209
     4,646  IMS HEALTH INCORPORATED                                                                                    132,411
     5,338  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                                156,670
     3,259  INTUIT INCORPORATED+                                                                                       130,327
     1,239  MERCURY INTERACTIVE CORPORATION+                                                                            74,216
    84,811  MICROSOFT CORPORATION+                                                                                   6,157,279
     1,490  NCR CORPORATION+                                                                                            70,030
     5,193  NOVELL INCORPORATED+                                                                                        29,548
     2,856  OMNICOM GROUP                                                                                              245,616
    88,517  ORACLE SYSTEMS CORPORATION+                                                                              1,681,823
     4,357  PARAMETRIC TECHNOLOGY COMPANY+                                                                              60,954
     4,513  PEOPLESOFT INCORPORATED+                                                                                   222,175
     2,868  ROBERT HALF INTERNATIONAL INCORPORATED+                                                                     71,385
     1,952  SAPIENT CORPORATION+                                                                                        19,032
     6,842  SIEBEL SYSTEMS INCORPORATED+                                                                               320,890
    51,696  SUN MICROSYSTEMS INCORPORATED+                                                                             812,661
     1,700  TMP WORLDWIDE INCORPORATED+                                                                                100,487
     5,036  UNISYS CORPORATION+                                                                                         74,080
     6,371  VERITAS SOFTWARE CORPORATION+                                                                              423,863
     8,818  YAHOO! INCORPORATED+                                                                                       176,272

                                                                                                                    17,860,078
                                                                                                                   -----------

CHEMICAL & ALLIED PRODUCTS - 7.67%
    24,482  ABBOTT LABORATORIES                                                                                      1,175,380
     3,644  AIR PRODUCTS AND CHEMICALS INCORPORATED                                                                    166,713
       943  ALBERTO CULVER COMPANY CLASS B                                                                              39,644
    20,768  AMERICAN HOME PRODUCTS CORPORATION                                                                       1,213,682
    16,498  AMGEN INCORPORATED+                                                                                      1,001,099
     1,727  AVERY DENNISON CORPORATION                                                                                  88,163
     3,783  AVON PRODUCTS INCORPORATED                                                                                 175,077
     2,298  BIOGEN INCORPORATED+                                                                                       124,919
    30,854  BRISTOL-MYERS SQUIBB COMPANY                                                                             1,613,664
     3,038  CHIRON CORPORATION+                                                                                        154,938
     3,727  CLOROX COMPANY                                                                                             126,159
     8,931  COLGATE-PALMOLIVE COMPANY                                                                                  526,840
    14,162  DOW CHEMICAL COMPANY                                                                                       470,887
    16,575  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                        799,578
     1,189  EASTMAN CHEMICAL COMPANY                                                                                    56,632
       468  FMC CORPORATION+                                                                                            32,086
     2,789  FOREST LABORATORIES INCORPORATED+                                                                          198,019
    16,687  GILLETTE COMPANY                                                                                           483,756
       805  GREAT LAKES CHEMICAL CORPORATION                                                                            24,834

SHARES      SECURITY NAME                                                                                             VALUE
CHEMICAL & ALLIED PRODUCTS (continued)
     1,544  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        $    38,801
     2,652  KING PHARMACEUTICALS INCORPORATED+                                                                         142,545
    17,774  LILLY (ELI) & COMPANY                                                                                    1,315,276
     3,353  MEDIMMUNE INCORPORATED+                                                                                    158,262
    36,343  MERCK & COMPANY INCORPORATED                                                                             2,322,681
     5,834  OCCIDENTAL PETROLEUM CORPORATION                                                                           155,126
    99,879  PFIZER INCORPORATED                                                                                      4,000,153
    20,472  PHARMACIA CORPORATION                                                                                      940,688
     2,628  PPG INDUSTRIES INCORPORATED                                                                                138,154
     2,552  PRAXAIR INCORPORATED                                                                                       119,944
    20,531  PROCTER & GAMBLE COMPANY                                                                                 1,309,878
     3,536  ROHM & HAAS COMPANY                                                                                        116,334
    23,157  SCHERING-PLOUGH CORP                                                                                       839,210
     1,233  SIGMA ALDRICH                                                                                               47,618
     1,588  WATSON PHARMACEUTICALS INCORPORATED+                                                                        97,884

                                                                                                                    20,214,624
                                                                                                                   -----------

COMMUNICATIONS - 4.24%
     4,924  ALLTEL CORPORATION                                                                                         301,644
    53,708  AT&T CORPORATION                                                                                         1,181,576
     4,502  AVAYA INCORPORATED+                                                                                         61,677
    29,691  BELLSOUTH CORPORATION                                                                                    1,195,657
     2,284  CENTURYTEL INCORPORATED                                                                                     69,205
     4,201  CITIZENS COMMUNICATIONS COMPANY+                                                                            50,537
     9,311  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                                 583,800
    14,844  COMCAST CORPORATION CLASS A+                                                                               644,230
    14,039  GLOBAL CROSSING LIMITED+                                                                                   121,297
    12,112  NEXTEL COMMUNICATIONS CLASS A+                                                                             211,960
    26,241  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                            836,301
    53,394  SBC COMMUNICATIONS INCORPORATED                                                                          2,138,964
    14,000  SPRINT CORPORATION (FON GROUP)                                                                             299,040
    14,756  SPRINT CORPORATION (PCS GROUP)+                                                                            356,357
     3,262  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                             139,547
    42,800  VERIZON COMMUNICATIONS INCORPORATED                                                                      2,289,800
    45,652  WORLDCOM INCORPORATED+                                                                                     682,954

                                                                                                                    11,164,546
                                                                                                                   -----------

DEPOSITORY INSTITUTIONS - 6.11%
     5,920  AMSOUTH BANCORP                                                                                            109,461
    18,279  BANK ONE CORPORATION                                                                                       654,388
    25,411  BANK OF AMERICA CORPORATION                                                                              1,525,422
    11,715  BANK OF NEW YORK COMPANY INCORPORATED                                                                      562,320
     6,335  BB&T CORPORATION                                                                                           232,495
     3,256  CHARTER ONE FINANCIAL INCORPORATED                                                                         103,866
    79,525  CITIGROUP INCORPORATED                                                                                   4,202,100
     2,792  COMERICA INCORPORATED                                                                                      160,819
     8,983  FIFTH THIRD BANCORP                                                                                        539,429

SHARES      SECURITY NAME                                                                                              VALUE
DEPOSITORY INSTITUTIONS (continued)
    15,535  FIRST UNION CORPORATION                                                                                 $  542,793
    17,206  FLEETBOSTON FINANCIAL CORPORATION                                                                          678,777
     2,546  GOLDEN WEST FINANCIAL CORPORATION                                                                          163,555
     3,951  HUNTINGTON BANCSHARES INCORPORATED                                                                          64,599
    30,976  J P MORGAN CHASE & COMPANY                                                                               1,381,530
     6,779  KEYCORP                                                                                                    176,593
     7,720  MELLON FINANCIAL CORPORATION                                                                               355,120
     9,694  NATIONAL CITY CORPORATION                                                                                  298,381
     3,527  NORTHERN TRUST CORPORATION                                                                                 220,438
     4,565  PNC FINANCIAL SERVICES GROUP                                                                               300,330
     3,762  REGIONS FINANCIAL CORPORATION                                                                              120,384
     5,381  SOUTHTRUST CORPORATION                                                                                     139,906
     5,190  STATE STREET CORPORATION                                                                                   256,853
     4,670  SUN TRUST BANKS INCORPORATED                                                                               302,523
     4,611  SYNOVUS FINANCIAL CORPORATION                                                                              144,693
    30,442  US BANCORP                                                                                                 693,773
     2,176  UNION PLANTERS CORPORATION                                                                                  94,874
     3,243  WACHOVIA CORPORATION                                                                                       230,739
    13,877  WASHINGTON MUTUAL INCORPORATED                                                                             521,081
    27,072  WELLS FARGO & COMPANY*                                                                                   1,256,953
     1,251  ZIONS BANCORPORATION                                                                                        73,809

                                                                                                                    16,108,004
                                                                                                                    ----------

EATING & DRINKING PLACES - 0.29%
     1,891  DARDEN RESTAURANTS INCORPORATED                                                                             52,759
    20,636  MCDONALD'S CORPORATION                                                                                     558,410
     2,345  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                    102,946
     1,862  WENDY'S INTERNATIONAL INCORPORATED                                                                          47,554

                                                                                                                       761,669
                                                                                                                    ----------

ELECTRIC GAS & SANITARY SERVICES - 2.38%
     8,392  AES CORPORATION+                                                                                           361,275
     1,921  ALLEGHENY ENERGY INCORPORATED                                                                               92,688
     3,161  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                       59,047
     2,220  AMEREN CORPORATION                                                                                          94,794
     5,093  AMERICAN ELECTRIC POWER COMPANY                                                                            235,144
     4,764  CALPINE CORPORATION+                                                                                       180,079
     2,571  CINERGY CORPORATION                                                                                         89,856
     2,071  CMS ENERGY CORPORATION                                                                                      57,677
     3,387  CONSOLIDATED EDISON INCORPORATED                                                                           134,803
     2,608  CONSTELLATION ENERGY GROUP INCORPORATED                                                                    111,101
     3,773  DOMINION RESOURCES INCORPORATED                                                                            226,871
     2,714  DTE ENERGY COMPANY                                                                                         126,038
    12,196  DUKE ENERGY CORPORATION                                                                                    475,766
     5,105  DYNEGY INCORPORATED                                                                                        237,383
     5,133  EDISON INTERNATIONAL                                                                                        57,233
     7,883  EL PASO CORPORATION                                                                                        414,173

SHARES      SECURITY NAME                                                                                              VALUE
ELECTRIC GAS & SANITARY SERVICES (continued)
     3,558  ENTERGY CORPORATION                                                                                     $  136,592
     5,008  EXELON CORPORATION                                                                                         321,113
     3,619  FIRST ENERGY CORPORATION                                                                                   116,387
     2,760  FPL GROUP INCORPORATED                                                                                     166,180
     1,884  GPU INCORPORATED                                                                                            66,223
     2,184  KEYSPAN CORPORATION                                                                                         79,672
     1,865  KINDER MORGAN INCORPORATED                                                                                  93,716
     5,347  MIRANT CORPORATION+                                                                                        183,937
     2,526  NIAGARA MOHAWK HOLDINGS INCORPORATED+                                                                       44,685
       715  NICOR INCORPORATED                                                                                          27,871
     3,262  NISOURCE INCORPORATED                                                                                       89,150
       912  ONEOK INCORPORATED                                                                                          17,966
     6,105  PG & E COMPANY                                                                                              68,376
       531  PEOPLE'S ENERGY CORPORATION                                                                                 21,346
     1,315  PINNACLE WEST CAPITAL CORPORATION                                                                           62,331
     2,313  PPL CORPORATION                                                                                            127,215
     3,254  PROGRESS ENERGY INCORPORATED                                                                               146,170
     3,415  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                               166,994
     4,669  RELIANT ENERGY INCORPORATED+                                                                               150,388
     3,244  SEMPRA ENERGY                                                                                               88,691
    10,733  SOUTHERN COMPANY                                                                                           249,542
     4,093  TXU CORPORATION                                                                                            197,242
     9,818  WASTE MANAGEMENT INCORPORATED                                                                              302,591
     7,636  WILLIAMS COMPANIES INCORPORATED                                                                            251,606
     5,365  XCEL ENERGY INCORPORATED                                                                                   152,634

                                                                                                                     6,282,546
                                                                                                                    ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 6.66%
    12,333  ADC TELECOMMUNICATIONS INCORPORATED+                                                                        81,398
     5,415  ADVANCED MICRO DEVICES+                                                                                    156,385
     6,344  ALTERA CORPORATION+                                                                                        183,976
     3,062  AMERICAN POWER CONVERSION CORPORATION+                                                                      48,227
     5,688  ANALOG DEVICES INCORPORATED+                                                                               246,006
     1,281  ANDREW CORPORATION+                                                                                         23,634
     4,757  APPLIED MICRO CIRCUITS CORPORATION+                                                                         81,820
     3,870  BROADCOM CORPORATION+                                                                                      165,480
     3,817  CONEXANT SYSTEMS INCORPORATED+                                                                              34,162
     1,085  EATON CORPORATION                                                                                           76,059
     6,805  EMERSON ELECTRIC COMPANY                                                                                   411,703
   156,939  GENERAL ELECTRIC COMPANY                                                                                 7,650,776
   106,476  INTEL CORPORATION                                                                                        3,114,423
     5,014  LINEAR TECHNOLOGY CORPORATION                                                                              221,719
     5,701  LSI LOGIC CORPORATION+                                                                                     107,179
    53,895  LUCENT TECHNOLOGIES INCORPORATED                                                                           334,149
     5,133  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                    226,930
     1,202  MAYTAG CORPORATION                                                                                          35,170
     9,390  MICRON TECHNOLOGY INCORPORATED+                                                                            385,929

SHARES      SECURITY NAME                                                                                              VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT (continued)
     3,143  MOLEX INCORPORATED                                                                                      $  114,814
    34,638  MOTOROLA INCORPORATED                                                                                      573,605
     2,849  NATIONAL SEMICONDUCTOR CORPORATION+                                                                         82,963
       638  NATIONAL SERVICE INDUSTRIES                                                                                 14,400
     5,126  NETWORK APPLIANCE INCORPORATED+                                                                             70,226
    50,395  NORTEL NETWORKS CORPORATION                                                                                458,090
     2,228  NOVELLUS SYSTEMS INCORPORATED+                                                                             126,528
     1,236  POWER-ONE INCORPORATED+                                                                                     20,567
     1,483  QLOGIC CORPORATION+                                                                                         95,579
    11,919  QUALCOMM INCORPORATED+                                                                                     697,023
     5,454  RAYTHEON COMPANY CLASS B                                                                                   144,804
     4,897  SANMINA CORPORATION+                                                                                       114,639
     2,548  SCIENTIFIC-ATLANTA INCORPORATED                                                                            103,449
     6,441  TELLABS INCORPORATED+                                                                                      124,182
    27,483  TEXAS INSTRUMENTS INCORPORATED                                                                             865,715
       979  THOMAS & BETTS CORPORATION                                                                                  21,607
     3,066  VITESSE SEMICONDUCTOR CORPORATION+                                                                          64,509
     1,047  WHIRLPOOL CORPORATION                                                                                       65,438
     5,196  XILINK INCORPORATED+                                                                                       214,283

                                                                                                                    17,557,546
                                                                                                                    ----------

ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 0.27%
     1,169  FLUOR CORPORATION                                                                                           52,780
     6,967  HALLIBURTON COMPANY                                                                                        248,025
     2,608  MOODY'S CORPORATION                                                                                         87,368
     5,877  PAYCHEX INCORPORATED                                                                                       235,080
     1,626  PERKINELMER INCORPORATED                                                                                    44,764
     1,831  QUINTILES TRANSNATIONAL CORPORATION+                                                                        46,233

                                                                                                                       714,250
                                                                                                                    ----------

FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.36%
       457  BALL CORPORATION                                                                                            21,735
     1,450  COOPER INDUSTRIES INCORPORATED                                                                              57,406
       951  CRANE COMPANY                                                                                               29,481
     2,429  FORTUNE BRANDS INCORPORATED                                                                                 93,176
     4,762  ILLINOIS TOOL WORKS INCORPORATED                                                                           301,435
     6,788  LOCKHEED MARTIN CORPORATION                                                                                251,495
     7,046  MASCO CORPORATION                                                                                          175,868
       915  SNAP-ON INCORPORATED                                                                                        22,106

                                                                                                                       952,702
                                                                                                                    ----------

FOOD & KINDRED PRODUCTS - 2.12%
       570  ADOLPH COORS COMPANY                                                                                        28,603
    14,216  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                      585,699
    10,051  ARCHER-DANIELS-MIDLAND COMPANY                                                                             130,663
     6,647  CAMPBELL SOUP COMPANY                                                                                      171,160
    39,412  COCA-COLA COMPANY                                                                                        1,773,540

SHARES      SECURITY NAME                                                                                              VALUE
FOOD & KINDRED PRODUCTS (continued)
     6,604  COCA-COLA ENTERPRISES INCORPORATED                                                                      $  107,975
     8,521  CONAGRA FOODS INCORPORATED                                                                                 168,800
     4,475  GENERAL MILLS INCORPORATED                                                                                 195,916
     5,491  HEINZ (H.J.) COMPANY                                                                                       224,527
     1,715  HERCULES INCORPORATED                                                                                       19,380
     2,210  HERSHEY FOODS CORPORATION                                                                                  136,379
     6,399  KELLOGG COMPANY                                                                                            185,571
     2,237  PEPSI BOTTLING GROUP INCORPORATED                                                                           89,704
    22,878  PEPSICO INCORPORATED                                                                                     1,011,208
     2,138  QUAKER OATS COMPANY                                                                                        195,093
     4,953  RALSTON PURINA GROUP                                                                                       148,689
    12,834  SARA LEE CORPORATION                                                                                       243,076
     3,604  WRIGLEY (WM) JR. COMPANY                                                                                   168,847

                                                                                                                     5,584,830
                                                                                                                    ----------

FOOD STORES - 0.27%
     6,527  ALBERTSON'S INCORPORATED                                                                                   195,745
    12,933  KROGER COMPANY+                                                                                            323,325
     6,006  STARBUCKS CORPORATION+                                                                                     138,137
     2,251  WINN-DIXIE STORES INCORPORATED                                                                              58,819

                                                                                                                       716,026
                                                                                                                    ----------

FORESTRY - 0.07%
     3,502  WEYERHAEUSER COMPANY                                                                                       192,505
                                                                                                                    ----------

GENERAL MERCHANDISE STORES - 1.88%
     1,803  BIG LOTS INCORPORATED+                                                                                      24,665
     1,517  DILLARDS INCORPORATED CLASS A                                                                               23,165
     5,286  DOLLAR GENERAL CORPORATION                                                                                 103,077
     3,228  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                  137,190
     4,148  J C PENNEY COMPANY INCORPORATED                                                                            109,340
     7,657  K-MART CORPORATION+                                                                                         87,826
     4,715  MAY DEPARTMENT STORES COMPANY                                                                              161,536
     5,297  SEARS ROEBUCK & COMPANY                                                                                    224,116
    14,149  TARGET CORPORATION                                                                                         489,555
     4,496  TJX COMPANIES INCORPORATED                                                                                 143,288
    70,751  WAL-MART STORES INCORPORATED                                                                             3,452,649

                                                                                                                     4,956,407
                                                                                                                    ----------

HEALTH SERVICES - 0.30%
     8,634  HCA INCORPORATED                                                                                           390,170
     6,182  HEALTHSOUTH CORPORATION+                                                                                    98,727
     1,662  MANOR CARE INCORPORATED+                                                                                    52,769
     5,055  TENET HEALTHCARE CORPORATION+                                                                              260,787

                                                                                                                       802,453
                                                                                                                    ----------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTORS - 0.01%
       981  MCDERMOTT INTERNATIONAL INCORPORATED                                                                        11,429
                                                                                                                    ----------

SHARES      SECURITY NAME                                                                                              VALUE
HOME FURNITURE FURNISHINGS & EQUIPMENT STORES - 0.24%
     3,231  BEST BUY COMPANY INCORPORATED+                                                                          $  205,233
     3,317  CIRCUIT CITY STORES - CIRCUIT CITY GROUP                                                                    59,706
     1,334  JOHNSON CONTROLS INCORPORATED                                                                               96,675
     3,165  LEGGETT & PLATT INCORPORATED                                                                                69,725
     4,228  NEWELL RUBBERMAID INCORPORATED                                                                             106,123
     2,970  RADIOSHACK CORPORATION                                                                                      90,585

                                                                                                                       628,047
                                                                                                                    ----------

HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES - 0.14%
     5,905  HILTON HOTELS CORPORATION                                                                                   68,498
     3,814  MARRIOTT INTERNATIONAL                                                                                     180,555
     3,109  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           115,904

                                                                                                                       364,957
                                                                                                                    ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.78%
     5,517  APPLE COMPUTER INCORPORATED+                                                                               128,270
    12,750  APPLIED MATERIALS INCORPORATED+                                                                            626,025
     5,233  BAKER HUGHES INCORPORATED                                                                                  175,306
     1,295  BLACK & DECKER CORPORATION                                                                                  51,101
     5,440  CATERPILLAR INCORPORATED                                                                                   272,272
   115,272  CISCO SYSTEMS INCORPORATED+                                                                              2,097,950
    26,762  COMPAQ COMPUTER CORPORATION                                                                                414,543
     2,610  COMVERSE TECHNOLOGY INCORPORATED+                                                                          150,388
       618  CUMMINS ENGINE COMPANY INCORPORATED                                                                         23,917
     3,739  DEERE & COMPANY                                                                                            141,521
    41,031  DELL COMPUTER CORPORATION+                                                                               1,064,754
     3,252  DOVER CORPORATION                                                                                          122,438
    34,635  EMC CORPORATION+                                                                                         1,006,147
     5,102  GATEWAY INCORPORATED+                                                                                       83,928
    30,610  HEWLETT-PACKARD COMPANY                                                                                    875,446
    27,535  IBM CORPORATION                                                                                          3,111,455
     2,504  INGERSOLL-RAND COMPANY                                                                                     103,165
     3,011  JABIL CIRCUIT INCORPORATED+                                                                                 92,919
     1,994  LEXMARK INTERNATIONAL INCORPORATED+                                                                        134,097
     6,205  MINNESOTA MINING AND MANUFACTURING COMPANY                                                                 707,991
     1,913  PALL CORPORATION                                                                                            45,013
     8,937  PALM INCORPORATED+                                                                                          54,248
     1,838  PARKER-HANNIFIN CORPORATION                                                                                 78,005
     4,028  PITNEY BOWES INCORPORATED                                                                                  169,659
    10,234  SOLECTRON CORPORATION+                                                                                     187,282
     1,332  STANLEY WORKS                                                                                               55,771
     3,499  SYMBOL TECHNOLOGIES INCORPORATED                                                                            77,678
       953  TIMKEN COMPANY                                                                                              16,144
     7,439  UNITED TECHNOLOGIES CORPORATION                                                                            544,981

                                                                                                                    12,612,414
                                                                                                                    ----------

SHARES      SECURITY NAME                                                                                              VALUE
INSURANCE AGENTS BROKERS & SERVICE - 0.23%
     4,056  AON CORPORATION                                                                                         $  141,960
     2,685  HUMANA INCORPORATED+                                                                                        26,447
     4,291  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    433,391

                                                                                                                       601,798
                                                                                                                    ----------

INSURANCE CARRIERS - 2.89%
     2,268  AETNA INCORPORATED+                                                                                         58,673
     8,418  AFLAC INCORPORATED                                                                                         265,083
    11,605  ALLSTATE CORPORATION                                                                                       510,504
     1,625  AMBAC FINANCIAL GROUP INCORPORATED                                                                          94,575
     8,005  AMERICAN GENERAL CORPORATION                                                                               371,832
    36,897  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                3,173,142
     2,807  CHUBB CORPORATION                                                                                          217,346
     2,480  CIGNA CORPORATION                                                                                          237,634
     2,570  CINCINNATI FINANCIAL CORPORATION                                                                           101,515
     5,151  CONSECO INCORPORATED                                                                                        70,311
     3,790  HARTFORD FINANCIAL SERVICES GROUP                                                                          259,236
     2,406  JEFFERSON PILOT CORPORATION                                                                                116,258
     4,500  JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                                                               181,170
     3,057  LINCOLN NATIONAL CORPORATION                                                                               158,200
     3,063  LOEWS CORPORATION                                                                                          197,349
     2,385  MBIA INCORPORATED                                                                                          132,797
    12,013  METLIFE INCORPORATED                                                                                       372,163
     1,647  MGIC INVESTMENT CORPORATION                                                                                119,638
     1,132  PROGRESSIVE CORPORATION                                                                                    153,035
     2,078  SAFECO CORPORATION                                                                                          61,301
     3,459  ST. PAUL COMPANIES INCORPORATED                                                                            175,337
     1,980  TORCHMARK CORPORATION                                                                                       79,616
     5,024  UNITEDHEALTH GROUP INCORPORATED                                                                            310,232
     3,836  UNUMPROVIDENT CORPORATION                                                                                  123,212
       967  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                     91,130

                                                                                                                     7,631,289
                                                                                                                    ----------

LUMBER & WOOD PRODUCTS EXCEPT FURNITURE - 0.05%
     3,539  GEORGIA-PACIFIC GROUP                                                                                      119,795
     1,676  LOUISIANA-PACIFIC CORPORATION                                                                               19,659

                                                                                                                       139,454
                                                                                                                    ----------

MEASURING ANALYZING & CONTROLLING INSTRUMENTS PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 1.46%
     7,203  AGILENT TECHNOLOGIES INCORPORATED+                                                                         234,098
     2,135  ALLERGAN INCORPORATED                                                                                      182,543
     3,315  APPLERA CORPORATION - APPLIED BIOSYSTEMS GROUP                                                              88,676
       894  BAUSCH & LOMB INCORPORATED                                                                                  32,399
     9,338  BAXTER INTERNATIONAL INCORPORATED                                                                          457,562
     4,111  BECTON DICKINSON & COMPANY                                                                                 147,133
     2,858  BIOMET INCORPORATED                                                                                        137,355
     6,461  BOSTON SCIENTIFIC CORPORATION+                                                                             109,837

SHARES      SECURITY NAME                                                                                             VALUE
MEASURING ANALYZING & CONTROLLING INSTRUMENTS PHOTOGRAPHIC MEDICAL & OPTICAL GOODS (continued)
       771  C R BARD INCORPORATED                                                                                 $     43,908
     2,293  DANAHER CORPORATION                                                                                        128,408
     4,771  EASTMAN KODAK COMPANY                                                                                      222,710
     4,840  GUIDANT CORPORATION+                                                                                       174,240
    20,684  JDS UNIPHASE CORPORATION+                                                                                  263,721
     2,864  KLA-TENCOR CORPORATION+                                                                                    167,458
    19,034  MEDTRONIC INCORPORATED                                                                                     875,754
       709  MILLIPORE CORPORATION                                                                                       43,944
     1,308  ST. JUDE MEDICAL INCORPORATED+                                                                              78,480
     3,119  STRYKER CORPORATION                                                                                        171,077
     1,479  TEKTRONIX INCORPORATED+                                                                                     40,155
     2,790  TERADYNE INCORPORATED+                                                                                      92,349
     2,865  THERMO ELECTRON CORPORATION+                                                                                63,087
    10,620  XEROX CORPORATION                                                                                          101,633

                                                                                                                     3,856,527
                                                                                                                  ------------

METAL MINING - 0.14%
     6,247  BARRICK GOLD CORPORATION                                                                                    94,642
     2,420  FREEPORT MCMORAN COPPER & GOLD INCORPORATED CLASS B+                                                        26,741
     4,304  HOMESTAKE MINING COMPANY                                                                                    33,356
     2,897  INCO LIMITED+                                                                                               50,002
     3,092  NEWMONT MINING CORPORATION                                                                                  57,542
     1,222  PHELPS DODGE CORPORATION                                                                                    50,713
     5,262  PLACER DOME INCORPORATED                                                                                    51,568

                                                                                                                       364,564
                                                                                                                  ------------

MINING & QUARRYING OF NONMETALLIC MINERALS EXCEPT FUELS - 0.03%
     1,560  VULCAN MATERIALS COMPANY                                                                                    83,850
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.69%
     2,720  HASBRO INCORPORATED                                                                                         39,304
     6,765  MATTEL INCORPORATED                                                                                        127,994
    30,454  TYCO INTERNATIONAL LIMITED                                                                               1,659,743

                                                                                                                     1,827,041
                                                                                                                  ------------

MISCELLANEOUS RETAIL - 0.56%
     4,550  BED BATH & BEYOND INCORPORATED+                                                                            136,500
     7,141  COSTCO WHOLESALE CORPORATION+                                                                              293,352
     6,137  CVS CORPORATION                                                                                            236,888
       589  LONGS DRUG STORES CORPORATION                                                                               12,693
     4,712  OFFICE DEPOT INCORPORATED+                                                                                  48,911
     7,160  STAPLES INCORPORATED+                                                                                      114,488
     3,170  TOYS "R" US INCORPORATED+                                                                                   78,458
    16,126  WALGREEN COMPANY                                                                                           550,703

                                                                                                                     1,471,993
                                                                                                                  ------------

MOTION PICTURES - 0.36%
    32,960  WALT DISNEY COMPANY                                                                                        952,214
                                                                                                                  ------------

SHARES      SECURITY NAME                                                                                             VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 1.75%
    21,007  AMERICAN EXPRESS COMPANY                                                                              $    815,072
     3,140  CAPITAL ONE FINANCIAL CORPORATION                                                                          188,400
     1,863  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                  85,474
    10,953  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                     766,710
    15,836  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                    1,348,435
     7,453  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                       497,115
    13,479  MBNA CORPORATION                                                                                           444,133
     4,521  PROVIDIAN FINANCIAL CORPORATION                                                                            267,643
     2,601  USA EDUCATION INCORPORATED                                                                                 189,873

                                                                                                                     4,602,855
                                                                                                                  ------------

OIL & GAS EXTRACTION - 0.82%
     3,970  ANADARKO PETROLEUM CORPORATION                                                                             214,499
     1,886  APACHE CORPORATION                                                                                          95,715
     3,431  BURLINGTON RESOURCES INCORPORATED                                                                          137,068
     2,069  DEVON ENERGY CORPORATION                                                                                   108,623
    11,829  ENRON CORPORATION                                                                                          579,621
     1,906  EOG RESOURCES INCORPORATED                                                                                  67,758
     1,453  KERR MCGEE CORPORATION                                                                                      96,290
     2,369  NABORS INDUSTRIES INCORPORATED+                                                                             88,127
     2,146  NOBLE DRILLING CORPORATION+                                                                                 70,282
     1,486  ROWAN COMPANIES INCORPORATED+                                                                               32,841
     9,013  SCHLUMBERGER LIMITED                                                                                       474,534
     5,044  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                        208,065

                                                                                                                     2,173,423
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 0.40%
       822  BEMIS COMPANY INCORPORATED                                                                                  33,020
       961  BOISE CASCADE CORPORATION                                                                                   33,798
     7,624  INTERNATIONAL PAPER COMPANY                                                                                272,177
     8,421  KIMBERLY-CLARK CORPORATION                                                                                 470,734
     1,571  MEAD CORPORATION                                                                                            42,637
     2,501  PACTIV CORPORATION+                                                                                         33,513
       782  TEMPLE-INLAND INCORPORATED                                                                                  41,673
     1,590  WESTVACO CORPORATION                                                                                        38,621
     1,687  WILLAMETTE INDUSTRIES INCORPORATED                                                                          83,507

                                                                                                                     1,049,680
                                                                                                                  ------------

PERSONAL SERVICES - 0.08%
     2,706  CINTAS CORPORATION                                                                                         125,153
     1,417  H&R BLOCK INCORPORATED                                                                                      91,467

                                                                                                                       216,620
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.54%
     1,397  AMERADA HESS CORPORATION                                                                                   112,878
     1,064  ASHLAND INCORPORATED                                                                                        42,666
    10,092  CHEVRON CORPORATION                                                                                        913,326

SHARES      SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
     9,921  CONOCO INCORPORATED CLASS B                                                                           $    286,717
    54,593  EXXON MOBIL CORPORATION                                                                                  4,768,699
     4,039  PHILLIPS PETROLEUM COMPANY                                                                                 230,223
    33,782  ROYAL DUTCH PETROLEUM - NY REGISTERED SHARES                                                             1,968,477
     1,327  SUNOCO INCORPORATED                                                                                         48,608
     8,722  TEXACO INCORPORATED                                                                                        580,885
     2,263  TOSCO CORPORATION                                                                                           99,685
     3,853  UNOCAL CORPORATION                                                                                         131,580
     4,932  USX-MARATHON GROUP INCORPORATED                                                                            145,543

                                                                                                                     9,329,287
                                                                                                                  ------------

PRIMARY METAL INDUSTRIES - 0.36%
     5,035  ALCAN INCORPORATED                                                                                         211,571
    13,746  ALCOA INCORPORATED                                                                                         541,592
     1,251  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                         22,631
     2,065  ENGELHARD CORPORATION                                                                                       53,256
     1,243  NUCOR CORPORATION                                                                                           60,770
     1,435  USX-U.S. STEEL GROUP INCORPORATED                                                                           28,915
     1,338  WORTHINGTON INDUSTRIES INCORPORATED                                                                         18,197

                                                                                                                       936,932
                                                                                                                  ------------

PRINTING PUBLISHING & ALLIED INDUSTRIES - 0.94%
     1,045  AMERICAN GREETINGS CORPORATION                                                                              11,495
     1,348  DOW JONES & COMPANY INCORPORATED                                                                            80,489
     4,188  GANNETT COMPANY INCORPORATED                                                                               275,989
     1,175  KNIGHT-RIDDER INCORPORATED                                                                                  69,678
     3,118  MCGRAW-HILL COMPANIES INCORPORATED                                                                         206,256
       756  MEREDITH CORPORATION                                                                                        27,072
     2,620  NEW YORK TIMES COMPANY CLASS A                                                                             110,040
     1,928  R.R. DONNELLEY & SONS COMPANY                                                                               57,262
     4,780  TRIBUNE COMPANY                                                                                            191,248
    27,892  VIACOM INCORPORATED CLASS B+                                                                             1,443,411

                                                                                                                     2,472,940
                                                                                                                  ------------

RAILROAD TRANSPORTATION - 0.25%
     6,225  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                   187,808
     3,468  CSX CORPORATION                                                                                            125,680
     6,066  NORFOLK SOUTHERN CORPORATION                                                                               125,566
     3,940  UNION PACIFIC CORPORATION                                                                                  216,345

                                                                                                                       655,399
                                                                                                                  ------------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.14%
     1,194  COOPER TIRE AND RUBBER COMPANY                                                                              16,955
     2,527  GOODYEAR TIRE & RUBBER COMPANY                                                                              70,756
     4,288  NIKE INCORPORATED CLASS B                                                                                  180,053
       960  REEBOK INTERNATIONAL LIMITED+                                                                               30,672

SHARES      SECURITY NAME                                                                                             VALUE
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (continued)
     1,306  SEALED AIR CORPORATION+                                                                               $     48,649
       939  TUPPERWARE CORPORATION                                                                                      22,001

                                                                                                                       369,086
                                                                                                                  ------------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.15%
     1,668  BEAR STEARNS COMPANIES INCORPORATED                                                                         98,362
    21,960  CHARLES SCHWAB CORPORATION                                                                                 335,988
     4,153  FRANKLIN RESOURCES INCORPORATED                                                                            190,083
     3,996  LEHMAN BROTHERS HOLDING INCORPORATED                                                                       310,689
    13,030  MERRILL LYNCH & COMPANY INCORPORATED                                                                       772,028
    17,707  MORGAN STANLEY DEAN WITTER & COMPANY                                                                     1,137,321
     3,569  STILWELL FINANCIAL INCORPORATED                                                                            119,776
     1,964  T. ROWE PRICE GROUP INCORPORATED                                                                            73,434

                                                                                                                     3,037,681
                                                                                                                  ------------

STONE CLAY GLASS & CONCRETE PRODUCTS - 0.09%
    14,545  CORNING INCORPORATED                                                                                       243,047
                                                                                                                  ------------

TOBACCO PRODUCTS - 0.70%
    34,891  PHILIP MORRIS COMPANIES INCORPORATED                                                                     1,770,718
     2,630  UST INCORPORATED                                                                                            75,902

                                                                                                                     1,846,620
                                                                                                                  ------------

TRANSPORTATION BY AIR - 0.16%
     2,415  AMR CORPORATION+                                                                                            87,254
     1,906  DELTA AIRLINES INCORPORATED                                                                                 84,016
    11,996  SOUTHWEST AIRLINES COMPANY                                                                                 221,806
     1,036  US AIRWAYS GROUP INCORPORATED+                                                                              25,175

                                                                                                                       418,251
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 1.44%
    13,550  BOEING COMPANY                                                                                             753,380
     1,450  BRUNSWICK CORPORATION                                                                                       34,844
     2,392  DANA CORPORATION                                                                                            55,829
     8,931  DELPHI AUTOMOTIVE SYSTEMS CORPORATION                                                                      142,271
    29,157  FORD MOTOR COMPANY                                                                                         715,804
     3,180  GENERAL DYNAMICS CORPORATION                                                                               247,436
     8,621  GENERAL MOTORS CORPORATION                                                                                 554,761
     1,675  GOODRICH (B.F.) CORPORATION                                                                                 63,617
     4,794  HARLEY-DAVIDSON INCORPORATED                                                                               225,702
    12,590  HONEYWELL INTERNATIONAL INCORPORATED                                                                       440,524
     1,369  ITT INDUSTRIES INCORPORATED                                                                                 60,578
       926  NAVISTAR INTERNATIONAL CORPORATION+                                                                         26,048
     1,293  NORTHROP GRUMMAN CORPORATION                                                                               103,569
     1,190  PACCAR INCORPORATED                                                                                         61,190
     2,875  ROCKWELL INTERNATIONAL CORPORATION                                                                         109,595

SHARES      SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT (continued)
     2,222  TEXTRON INCORPORATED                                                                                  $    122,299
     2,005  TRW INCORPORATED                                                                                            82,205

                                                                                                                     3,799,652
                                                                                                                  ------------

TRANSPORTATION SERVICES - 0.11%
     4,705  FEDEX CORPORATION+                                                                                         189,141
     2,007  SABRE HOLDINGS CORPORATION+                                                                                100,350

                                                                                                                       289,491
                                                                                                                  ------------

WATER TRANSPORTATION - 0.11%
     9,265  CARNIVAL CORPORATION                                                                                       284,436
                                                                                                                  ------------

WHOLESALE TRADE-DURABLE GOODS - 0.98 %
     2,789  GENUINE PARTS COMPANY                                                                                       87,854
     1,457  GRAINGER (W.W.) INCORPORATED                                                                                59,970
    47,810  JOHNSON & JOHNSON                                                                                        2,390,500
       442  POTLATCH CORPORATION                                                                                        15,209
     2,054  VISTEON CORPORATION                                                                                         37,753

                                                                                                                     2,591,286
                                                                                                                  ------------

WHOLESALE TRADE-NONDURABLE GOODS - 0.74%
     1,062  BROWN-FORMAN CORPORATION                                                                                    67,904
     6,888  CARDINAL HEALTH INCORPORATED                                                                               475,272
     4,498  MCKESSON HBOC INCORPORATED                                                                                 166,966
     7,985  SAFEWAY INCORPORATED+                                                                                      383,280
     2,164  SUPERVALU INCORPORATED                                                                                      37,978
    10,692  SYSCO CORPORATION                                                                                          290,288
     9,038  UNILEVER N.V. ADR                                                                                          538,393

                                                                                                                     1,960,081
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $182,742,917)                                                                             174,202,500
                                                                                                                  ------------

                                                                                             INTEREST  MATURITY
PRINCIPAL                                                                                       RATE      DATE
US TREASURY OBLIGATIONS - 33.53%

US TREASURY BILLS - 2.94%
$1,484,000  US TREASURY BILLS                                                                   3.72%F   7/12/01     1,482,648
 1,546,000  US TREASURY BILLS                                                                   3.56F    7/26/01     1,542,579
 4,351,000  US TREASURY BILLS                                                                   3.47F    8/16/01     4,332,021
   400,000  US TREASURY BILLS #                                                                 3.64F    9/27/01       396,559

                                                                                                                     7,753,807
                                                                                                                  ------------

US TREASURY BONDS - 30.59%
 1,670,000  US TREASURY BONDS                                                                   8.13     8/15/21     2,101,264
 7,716,000  US TREASURY BONDS                                                                   8.00    11/15/21     9,609,437
 7,310,000  US TREASURY BONDS                                                                   7.25     8/15/22     8,475,843
 1,510,000  US TREASURY BONDS                                                                   7.63    11/15/22     1,821,137
 3,200,000  US TREASURY BONDS                                                                   7.13     2/15/23     3,668,384
 7,590,000  US TREASURY BONDS                                                                   6.25     8/15/23     7,899,680

                                                                                             INTEREST  MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE      DATE        VALUE
US Treasury Bonds (continued)
$1,870,000  US TREASURY BONDS                                                                   7.50%   11/15/24  $  2,245,073
 2,420,000  US TREASURY BONDS                                                                   7.63     2/15/25     2,945,571
 2,320,000  US TREASURY BONDS                                                                   6.88     8/15/25     2,605,406
 2,926,000  US TREASURY BONDS                                                                   6.00     2/15/26     2,959,228
 3,010,000  US TREASURY BONDS                                                                   6.75     8/15/26     3,339,454
 2,770,000  US TREASURY BONDS                                                                   6.50    11/15/26     2,985,614
 3,700,000  US TREASURY BONDS                                                                   6.63     2/15/27     4,053,135
 1,960,000  US TREASURY BONDS                                                                   6.38     8/15/27     2,083,241
 6,067,000  US TREASURY BONDS                                                                   6.13    11/15/27     6,250,982
 1,630,000  US TREASURY BONDS                                                                   5.50     8/15/28     1,545,538
 2,380,000  US TREASURY BONDS                                                                   5.25    11/15/28     2,176,113
 1,040,000  US TREASURY BONDS                                                                   5.25     2/15/29       952,047
   520,000  US TREASURY BONDS                                                                   6.13     8/15/29       539,293
 4,200,000  US TREASURY BONDS                                                                   6.25     5/15/30     4,453,970
 8,363,000  US TREASURY BONDS                                                                   5.38     2/15/31     7,927,865

                                                                                                                    80,638,275
                                                                                                                  ------------

TOTAL US TREASURY OBLIGATIONS (COST $86,048,969)                                                                    88,392,082
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $268,791,886)**                           99.60%                                                            $262,594,582
OTHER ASSETS AND LIABILITIES, NET                0.40                                                                1,061,414
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $263,655,996
                                               ------                                                             ------------
                                               ------                                                             ------------

+  NON-INCOME EARNING SECURITIES.
F  YIELD TO MATURITY.
#  SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS (SEE NOTE 2).
*  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,094,508.

** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $ 26,711,775
   GROSS UNREALIZED DEPRECIATION                                 (32,909,079)
                                                                ------------
   NET UNREALIZED DEPRECIATION                                  $ (6,197,304)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)

VARIABLE TRUST CORPORATE BOND FUND

PRINCIPAL   SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
CORPORATE BONDS & NOTES - 83.74%

AMUSEMENT & RECREATION SERVICES - 0.79%
$  250,000  HOLLYWOOD PARK INCORPORATED                                             9.25%        2/15/07         $  230,000
   220,000  INTRAWEST CORPORATION                                                  10.50          2/1/10            228,800
   115,000  PARK PLACE ENTERTAINMENT                                                9.38         2/15/07            120,894

                                                                                                                    579,694
                                                                                                                 ----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.61%
     90,000 D.R. HORTON INCORPORATED                                               10.00         4/15/06             92,250
    350,000 KB HOME                                                                 9.50         2/15/11            351,750

                                                                                                                    444,000
                                                                                                                 ----------
BUSINESS SERVICES - 1.98%
    500,000 FIRST DATA CORPORATION                                                  6.38        12/15/07            503,592
    145,000 KEY ENERGY SERVICES INCORPORATED++                                      8.38          3/1/08            146,450
    700,000 ORACLE CORPORATION                                                      6.72         2/15/04            710,098
     95,000 SESI LLC++                                                              8.88         5/15/11             95,238

                                                                                                                  1,455,378
                                                                                                                 ----------
CHEMICALS & ALLIED PRODUCTS - 6.08%
    460,000 AMERICAN HOME PRODUCTS CORPORATION                                      7.25          3/1/23            444,901
    190,000 DOW CHEMICAL COMPANY                                                    6.13          2/1/11            183,427
    215,000 DOW CHEMICAL COMPANY                                                    7.38         11/1/29            219,489
    310,000 E.I. DUPONT DE NEMOURS                                                  6.88        10/15/09            319,741
    185,000 GEORGIA GULF CORPORATION                                               10.38         11/1/07            188,700
    375,000 ICN PHARMACEUTICALS INCORPORATED                                        9.25         8/15/05            386,250
    325,000 IMC GLOBAL INCORPORATED++                                              11.25          6/1/11            323,375
    100,000 MACDERMID INCORPORATED++                                                9.13         7/15/11            100,500
  1,250,000 MERCK & COMPANY INCORPORATED                                            6.40          3/1/28          1,197,230
     95,000 OMNICARE INCORPORATED++                                                 8.13         3/15/11             95,950
  1,000,000 PFIZER INCORPORATED                                                     5.63          2/1/06          1,002,899

                                                                                                                  4,462,462
                                                                                                                 ----------
COMMUNICATIONS - 10.00%
    210,000 ADELPHIA COMMUNICATIONS                                                10.50         7/15/04            211,838
    220,000 AMERICAN TOWER CORPORATION++                                            9.38          2/1/09            205,150
    325,000 BRITISH TELECOMMUNICATIONS PLC                                          7.63        12/15/05            341,036
    100,000 CHARTER COMMUNICATIONS HOLDINGS LLC                                     8.63          4/1/09             95,000
    700,000 CLEAR CHANNEL COMMUNICATIONS INCORPORATED                               7.65         9/15/10            721,697
    450,000 CLEAR CHANNEL COMMUNICATIONS INCORPORATED                               7.25        10/15/27            424,681
    700,000 COMCAST CABLE COMMUNICATION                                             6.20        11/15/08            675,326
    120,000 CROWN CASTLE INTERNATIONAL CORPORATION                                 10.75          8/1/11            116,100
    500,000 CSC HOLDINGS INCORPORATED                                               9.25         11/1/05            517,500
    200,000 CSC HOLDINGS INCORPORATED                                               9.88         5/15/06            209,000
    310,000 GLOBAL CROSSING HOLDINGS LIMITED                                        9.63         5/15/08            244,900
    500,000 LCI INTERNATIONAL INCORPORATED (QWEST)                                  7.25         6/15/07            513,988
    180,000 MCLEODUSA INCORPORATED                                                  9.25         7/15/07            104,400
    350,000 MEDIACOM LLC++                                                          9.50         1/15/13            336,000

PRINCIPAL   SECURITY NAME                                                              INTEREST RATE  MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$   270,000 NEXTEL COMMUNICATIONS                                                            9.38%      11/15/09        $  213,975
    250,000 ROGERS CANTEL INCORPORATED                                                       8.80        10/1/07           233,750
    275,000 SPRINT CAPITAL CORPORATION                                                       6.13       11/15/08           254,406
    600,000 TELE-COMMUNICATIONS INCORPORATED                                                 9.80         2/1/12           708,605
    405,000 TELUS CORPORATION                                                                7.50         6/1/07           413,399
    300,000 TIME WARNER INCORPORATED                                                         7.97        8/15/04           318,697
     65,000 VOICESTREAM WIRELESS CORPORATION                                                10.38       11/15/09            74,100
    190,000 WORLDCOM INCORPORATED                                                            6.50        5/15/04           190,351
    215,000 WORLDCOM INCORPORATED                                                            8.25       05/15/31           210,885

                                                                                                                         7,334,784
                                                                                                                        ----------
DEPOSITORY INSTITUTIONS - 8.35%
    500,000 BANK UNITED                                                                      8.00        3/15/09           525,590
    500,000 BANKBOSTON CORPORATION                                                           6.88        7/15/03           516,316
    500,000 BANKERS TRUST NEW YORK COMPANY                                                   7.38         5/1/08           522,370
  1,000,000 CHASE MANHATTAN CORPORATION                                                      7.00       11/15/09         1,020,797
  1,000,000 HSBC USA                                                                         6.63         3/1/09           988,842
    800,000 NATIONSBANK CORPORATION                                                          7.80        9/15/16           836,454
    500,000 PNC BANK CORPORATION                                                             6.50         5/1/08           491,724
    700,000 POPULAR NORTH AMERICAN                                                           6.63        1/15/04           709,238
    500,000 SOCIETY CORPORATION                                                              8.13        6/15/02           516,248

                                                                                                                         6,127,579
                                                                                                                        ----------
EATING & DRINKING PLACES - 0.45%
    325,000 TRICON GLOBAL RESTAURANT                                                         8.88        4/15/11           333,125
                                                                                                                        ----------
ELECTRIC GAS & SANITARY SERVICES - 3.80%
    230,000 AES CORPORATION                                                                  8.88        2/15/11           224,825
    110,000 ALLIED WASTE NORTH AMERICA                                                       7.88         1/1/09           107,525
    355,000 AMERICAN ELECTRIC POWER COMPANY                                                  6.13        5/15/06           350,410
    360,000 BRL UNIVERSAL EQUIPMENT++                                                        8.88        2/15/08           367,200
    370,000 CALPINE CORPORATION                                                              8.63        8/15/10           358,063
    325,000 EL PASO ENERGY PARTNERS++                                                        8.50         6/1/11           325,000
    355,000 PROGRESS ENERGY INCORPORATED                                                     7.10         3/1/11           359,533
    700,000 REPUBLIC SERVICES INCORPORATED                                                   7.13        5/15/09           693,406

                                                                                                                         2,785,962
                                                                                                                        ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 3.15%
     60,000 AMKOR TECHNOLOGY INCORPORATED++                                                  9.25        2/15/08            56,400
    245,000 FAIRCHILD SEMICONDUCTOR                                                         10.50         2/1/09           238,875
    185,000 GENERAL ELECTRIC CAPITAL CORPORATION                                             7.88        12/1/06           202,589
  1,592,000 GENERAL ELECTRIC CAPITAL CORPORATION                                             8.63        6/15/08         1,785,692
     65,000 WILLIAMS COMMUNICATIONS GROUP INCORPORATED                                      11.70         8/1/08            26,975

                                                                                                                         2,310,531
                                                                                                                        ----------
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.76%
    500,000 LOCKHEED MARTIN CORPORATION                                                      8.50        12/1/29           554,475
                                                                                                                        ----------

PRINCIPAL   SECURITY NAME                                                              INTEREST RATE  MATURITY DATE        VALUE
FOOD & KINDRED PRODUCTS - 2.34%
$ 1,142,000 ANHEUSER BUSCH COMPANIES                                                         9.00%       12/1/09       $ 1,343,799
    365,000 CANANDAIGUA BRANDS                                                               8.63         8/1/06           369,563

                                                                                                                         1,713,362
                                                                                                                        ----------
FOOD STORES - 1.34%
    270,000 MARSH SUPERMARKET INCORPORATED                                                   8.88         8/1/07           264,600
    410,000 SAFEWAY INCORPORATED                                                             6.50         3/1/11           399,696
    315,000 WINN-DIXIE STORES INCORPORATED                                                   8.88         4/1/08           318,938

                                                                                                                           983,234
                                                                                                                        ----------
FORESTRY - 0.34%
    245,000 TEMBEC INDUSTRIES INCORPORATED                                                   8.63        6/30/09           249,900
                                                                                                                        ----------
GENERAL MERCHANDISE STORES - 1.27%
    900,000 WAL-MART STORES INCORPORATED                                                     6.88        8/10/09           933,798
                                                                                                                        ----------
HEALTH SERVICES - 0.37%
    205,000 HCA INCORPORATED                                                                 8.75         9/1/10           217,565
     55,000 TENET HEALTHCARE CORPORATION                                                     8.13        12/1/08            56,444

                                                                                                                           274,009
                                                                                                                        ----------
HOLDING & OTHER INVESTMENT OFFICES - 2.07%
    750,000 ERP OPERATING LIMITED PARTNERSHIP                                                7.95        4/15/02           766,469
    750,000 SPIEKER PROPERTIES LIMITED PARTNERSHIP                                           7.25         5/1/09           750,531

                                                                                                                         1,517,000
                                                                                                                        ----------
HOTELS LODGING - 0.04%
     30,000 FELCOR LODGING                                                                   9.50        9/15/08            30,150
                                                                                                                        ----------
HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES - 0.68%
    125,000 HOST MARRIOT LIMITED PARTNERSHIP                                                 9.25        10/1/07           125,625
    375,000 STATION CASINOS INCORPORATED                                                     8.88        12/1/08           375,000

                                                                                                                           500,625
                                                                                                                        ----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.89%
    130,000 AES DRAX ENERGY LIMITED++                                                       11.50        8/30/10           141,050
    195,000 AGCO CORPORATION++                                                               9.50         5/1/08           188,175
  1,050,000 DELL COMPUTER CORPORATION                                                        7.10        4/15/28           939,728
    825,000 HEWLETT-PACKARD COMPANY                                                          7.15        6/15/05           853,397

                                                                                                                         2,122,350
                                                                                                                        ----------
INSURANCE CARRIERS - 2.29%
    405,000 AETNA INCORPORATED                                                               7.38         3/1/06           399,976
  1,075,000 AMBAC INCORPORATED                                                               9.38         8/1/11         1,278,847

                                                                                                                         1,678,823
                                                                                                                        ----------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 0.27%
    205,000 RAYTHEON COMPANY                                                                 6.75        8/15/07           199,876
                                                                                                                        ----------

PRINCIPAL   SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.27%
$   200,000 STEINWAY MUSICAL INSTRUMENTS++                                           8.75%        4/15/11         $  201,000
                                                                                                                  ----------
MISCELLANEOUS RETAIL - 0.66%
    500,000 STAPLES INCORPORATED                                                     7.13         8/15/07            486,502
                                                                                                                  ----------
NONDEPOSITORY CREDIT INSTITUTIONS - 8.02%
    600,000 CIT GROUP INCORPORATED                                                   7.63         8/16/05            635,669
  1,350,000 COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                               6.25         4/15/09          1,309,865
  1,400,000 FORD MOTOR CREDIT COMPANY                                                7.38          2/1/11          1,413,544
    405,000 HELLER FINANCIAL INCORPORATED                                            6.38         3/15/06            408,061
  1,200,000 HOUSEHOLD FINANCE CORPORATION                                            8.00         7/15/10          1,285,153
    410,000 QWEST CAPITAL FUNDING                                                    7.90         8/15/10            423,571
    410,000 WASHINGTON MUTUAL FINANCE                                                6.25         5/15/06            411,374

                                                                                                                   5,887,237
                                                                                                                  ----------
OIL & GAS EXTRACTION - 2.63%
    700,000 CANADIAN OCCIDENTAL PETROLEUM                                            7.13          2/4/04            721,167
    350,000 CHESAPEAKE ENERGY CORPORATION++                                          8.13          4/1/11            327,250
    400,000 ENRON CORPORATION                                                        6.63        11/15/05            404,273
    100,000 OCEAN ENERGY INCORPORATED                                                8.88         7/15/07            104,250
    100,000 PIONEER NATURAL RESOURCE COMPANY                                         9.63          4/1/10            109,580
    150,000 SNYDER OIL CORPORATION                                                   8.75         6/15/07            159,000
    100,000 VINTAGE PETROLEUM INCORPORATED                                           9.00        12/15/05            103,000

                                                                                                                   1,928,520
                                                                                                                  ----------
PAPER & ALLIED PRODUCTS - 0.66%
    305,000 GEORGIA PACIFIC CORPORATION                                              7.50         5/15/06            306,566
     50,000 POTLATCH CORPORATION++                                                  10.00         7/15/11             50,250
    125,000 TEMBEC FINANCE CORPORATION                                               9.88         9/30/05            129,063

                                                                                                                     485,879
                                                                                                                  ----------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.84%
  1,430,000 AMOCO COMPANY                                                            6.50          8/1/07          1,458,636
    715,000 ATLANTIC RICHFIELD COMPANY                                               5.90         4/15/09            701,837
    500,000 COASTAL CORPORATION                                                      6.95          6/1/28            446,819
    200,000 TOSCO CORPORATION                                                        7.80          1/1/27            210,988

                                                                                                                   2,818,280
                                                                                                                  ----------
PRIMARY METAL INDUSTRIES - 0.42%
     45,000 AK STEEL CORPORATION                                                     9.13        12/15/06             46,125
    255,000 CENTURY ALUMINUM COMPANY++                                              11.75         4/15/08            265,200

                                                                                                                     311,325
                                                                                                                  ----------
PRINTING PUBLISHING & ALLIED INDUSTRIES - 2.14%
    105,000 AMERICAN GREETINGS CORPORATION++                                        11.75         7/15/08            101,850
    280,000 GARDEN STATE NEWSPAPERS                                                  8.75         10/1/09            268,800
     40,000 HOLLINGER INTERNATIONAL PUBLISHING                                       9.25         3/15/07             40,200
    255,000 NEWS AMERICA HOLDINGS                                                    8.88         4/26/23            268,650

PRINCIPAL   SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
PRINTING PUBLISHING & ALLIED INDUSTRIES - (continued)
$    50,000 PRIMEDIA INCORPORATED++                                                  8.88%        5/15/11         $   46,250
    800,000 VIACOM INCORPORATED++                                                    7.88         7/30/30            842,726

                                                                                                                   1,568,476
                                                                                                                  ----------
RAILROAD TRANSPORTATION - 0.47%
    325,000 KANSAS CITY SOUTHERN++                                                   9.50         10/1/08            343,688
                                                                                                                  ----------
REAL ESTATE - 0.92%
    650,000 EOP OPERATING LIMITED PARTNERSHIP                                        7.75        11/15/07            676,993
                                                                                                                  ----------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 6.66%
  1,400,000 CITIGROUP INCORPORATED                                                   7.25         10/1/10          1,456,305
  1,000,000 GOLDMAN SACHS GROUP INCORPORATED                                         6.65         5/15/09            993,578
    400,000 J P MORGAN & COMPANY INCORPORATED                                        7.63         9/15/04            424,848
    520,000 LEHMAN BROTHERS HOLDING INCORPORATED                                     7.75         1/15/05            547,066
    800,000 MERRILL LYNCH & COMPANY INCORPORATED                                     6.88        11/15/18            784,131
    635,000 MORGAN STANLEY DEAN WITTER & COMPANY                                     8.00         6/15/10            682,485

                                                                                                                   4,888,413
                                                                                                                  ----------
STONE CLAY GLASS & CONCRETE PRODUCTS - 0.21%
    190,000 OWENS-ILLNOIS INCORPORATED                                               7.85         5/15/04            152,000
                                                                                                                  ----------
TRANSPORTATION BY AIR - 1.73%
  1,310,315 CONTINENTAL AIRLINES                                                     6.55          2/2/19          1,265,764
                                                                                                                  ----------

TRANSPORTATION EQUIPMENT - 3.97%
    410,000 BOEING CAPITAL CORPORATION                                               6.10          3/1/11            399,590
  1,350,000 GENERAL MOTORS ACCEPTANCE CORPORATION                                    7.75         1/19/10          1,408,659
    800,000 HONEYWELL INTERNATIONAL INCORPORATED                                     7.50          3/1/10            849,873
    255,000 SEQUA CORPORATION++                                                      8.88          4/1/08            252,450

                                                                                                                   2,910,572
                                                                                                                  ----------
TRANSPORTATION SERVICES - 0.07%
     50,000 TEEKAY SHIPPING CORPORATION++                                            8.88         7/15/11             50,500
                                                                                                                  ----------
WHOLESALE TRADE - DURABLE GOODS - 1.20%
    325,000 BRIGGS & STRATTON CORPORATION++                                          8.88         3/15/11            328,250
    180,000 OWENS & MINOR INCORPORATED++                                             8.50         7/15/11            181,350
    375,000 RUSSEL METALS INCORPORATED                                              10.00          6/1/09            373,125

                                                                                                                     882,725
                                                                                                                  ----------
TOTAL CORPORATE BONDS & NOTES (COST $60,115,784)                                                                  61,448,991
                                                                                                                  ----------
FOREIGN BONDS - 2.39% (a)
    210,000 AIR CANADA                                                              10.25         3/15/11            158,229
     35,000 COLT TELECOM (EURO)                                                      7.63        12/15/09             23,111
     55,000 ENERGIS PLC (BRITISH POUND)                                              9.13         3/15/10             68,650
     70,000 EXODUS COMMUNICATIONS INCORPORATED (EURO)                               11.38         7/15/08             19,556
    220,000 FLEXTRONICS INTERNATIONAL LIMITED (EURO)                                 9.75          7/1/10            185,314
    170,000 HUNTSMAN INTERNATIONAL (EURO)                                           10.13          7/1/09            142,482

PRINCIPAL   SECURITY NAME                                                             INTEREST RATE  MATURITY DATE           VALUE
FOREIGN BONDS (continued)
$    70,000 KPN QWEST BV (EURO)                                                            7.13%          6/1/09          $   32,297
     70,000 NTL COMMUNICATIONS CORPORATION (EURO)                                          9.88         11/15/09              36,148
  1,000,000 PROVIDENCE OF MANITOBA                                                         7.50          2/22/10           1,088,492

TOTAL FOREIGN BONDS (COST $1,892,877)                                                                                      1,754,279
                                                                                                                          ----------
REPURCHASE AGREEMENTS - 1.04%
    278,000 GOLDMAN SACHS & COMPANY POOLED REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES                                     3.95           7/2/01             278,000
    487,000 MORGAN STANLEY & COMPANY INCORPORATED POOLED REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES                                     4.00           7/2/01             487,000

TOTAL REPURCHASE AGREEMENTS (COST $765,000)                                                                                  765,000
                                                                                                                          ----------
US GOVERNMENT AGENCY SECURITIES - 4.35%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.20%
    150,000 FHLMC                                                                          5.63          3/15/11             144,013
                                                                                                                          ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.05%
    590,000 FNMA                                                                           7.13          1/15/30             630,688
    420,860 FNMA #449466                                                                   6.50          11/1/28             414,416
    413,283 FNMA #454390                                                                   6.00          12/1/28             397,140
    828,509 FNMA #455607                                                                   6.00          12/1/28             796,148

                                                                                                                           2,238,392
                                                                                                                          ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.19%
    137,215 GNMA #445071                                                                   7.50          1/15/27             140,859
                                                                                                                          ----------
TENNESSEE VALLEY AUTHORITY - 0.91%
    655,000 TVA                                                                            6.75          11/1/25             668,176
                                                                                                                          ----------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $3,177,073)                                                                    3,191,440
                                                                                                                          ----------
US TREASURY BONDS - 6.87%
    200,000 US TREASURY BONDS                                                              5.75         11/15/05             205,962
    375,000 US TREASURY BONDS                                                              6.50          2/15/10             402,861
      9,000 US TREASURY BONDS                                                             10.38         11/15/12              11,396
     28,000 US TREASURY BONDS                                                              7.25          5/15/16              31,861
     29,000 US TREASURY BONDS                                                              8.13          8/15/19              36,101
    450,000 US TREASURY BONDS                                                              8.13          8/15/21             566,209
      7,000 US TREASURY BONDS                                                              8.00         11/15/21               8,718
     36,000 US TREASURY BONDS                                                              6.25          8/15/23              37,469
    860,000 US TREASURY BONDS                                                              6.13          8/15/29             891,908
  3,000,000 US TREASURY BONDS                                                              5.38          2/15/31           2,843,907

TOTAL US TREASURY BONDS (COST $4,994,017)                                                                                  5,036,392
                                                                                                                          ----------

PRINCIPAL   SECURITY NAME                                                             INTEREST RATE  MATURITY DATE          VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $70,944,751)*                             98.39%                                                                   $72,196,102

OTHER ASSETS AND LIABILITIES, NET                1.61                                                                      1,178,432
                                               ------                                                                    -----------

TOTAL NET ASSETS                               100.00%                                                                   $73,374,534
                                               ======                                                                    ===========

(a) FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

++ REPRESENTS SECURITIES SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE SOLD TO OTHER QUALIFIED INSTITUTIONAL BUYERS AND ARE CONSIDERED LIQUID BY THE ADVISER PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:


GROSS UNREALIZED APPRECIATION          $1,977,337
GROSS UNREALIZED DEPRECIATION            (725,986)
                                       ----------
NET UNREALIZED APPRECIATION            $1,251,351

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)

VARIABLE TRUST EQUITY INCOME FUND

SHARES      SECURITY NAME                                                                                            VALUE
COMMON STOCK - 95.27%

BUSINESS SERVICES - 2.69%
   103,200  IMS HEALTH INCORPORATED                                                                               $  2,941,200
                                                                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 12.54%
    55,600  AMERICAN HOME PRODUCTS CORPORATION                                                                       3,249,264
    45,090  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                      2,175,142
    35,360  MERCK & COMPANY INCORPORATED                                                                             2,259,858
    68,440  PFIZER INCORPORATED                                                                                      2,741,022
    35,650  PROCTER & GAMBLE COMPANY                                                                                 2,274,470
    31,394  ROHM & HAAS COMPANY                                                                                      1,032,862

                                                                                                                    13,732,618
                                                                                                                  ------------
COMMUNICATIONS - 3.73%
    79,397  AT&T CORPORATION                                                                                         1,746,734
    43,749  VERIZON COMMUNICATIONS INCORPORATED                                                                      2,340,571

                                                                                                                     4,087,305
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 4.40%
    75,720  J P MORGAN CHASE & COMPANY                                                                               3,377,112
    63,250  US BANCORP                                                                                               1,441,467

                                                                                                                     4,818,579
                                                                                                                  ------------
EATING & DRINKING PLACES - 1.32%
    53,450  MCDONALD'S CORPORATION                                                                                   1,446,357
                                                                                                                  ------------
ELECTRIC GAS & SANITARY SERVICES - 4.66%
    31,830  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             1,556,487
    73,603  TXU CORPORATION                                                                                          3,546,929

                                                                                                                     5,103,416
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 6.25%
    46,170  EMERSON ELECTRIC COMPANY                                                                                 2,793,285
    57,480  GENERAL ELECTRIC COMPANY                                                                                 2,802,150
    74,660  LUCENT TECHNOLOGIES INCORPORATED                                                                           462,892
    47,000  MOTOROLA INCORPORATED                                                                                      778,320

                                                                                                                     6,836,647
                                                                                                                  ------------
ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 2.02%
    65,870  MOODY'S CORPORATION                                                                                      2,206,645
                                                                                                                  ------------
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.14%
    89,670  FORTUNE BRANDS INCORPORATED                                                                              3,439,741
                                                                                                                  ------------
FOOD & KINDRED PRODUCTS - 5.66%
   102,440  PEPSICO INCORPORATED                                                                                     4,527,848
    88,200  SARA LEE CORPORATION                                                                                     1,670,508

                                                                                                                     6,198,356
                                                                                                                  ------------

SHARES      SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES - 6.16%
    72,957  MAY DEPARTMENT STORES COMPANY                                                                         $  2,499,507
    33,080  SEARS ROEBUCK & COMPANY                                                                                  1,399,615
    82,140  TARGET CORPORATION                                                                                       2,842,044

                                                                                                                     6,741,166
                                                                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.49%
    76,900  HEWLETT-PACKARD COMPANY                                                                                  2,199,340
    35,000  IBM CORPORATION                                                                                          3,955,000
    26,332  MINNESOTA MINING AND MANUFACTURING COMPANY                                                               3,004,481
    16,742  UNITED TECHNOLOGIES CORPORATION                                                                          1,226,519

                                                                                                                    10,385,340
                                                                                                                  ------------
INSURANCE CARRIERS - 9.84%
    57,093  AEGON NV - AMERICAN REGISTERED SHARES                                                                    1,621,441
    86,940  AMERICAN GENERAL CORPORATION                                                                             4,038,363
   100,840  ST. PAUL COMPANIES INCORPORATED                                                                          5,111,580

                                                                                                                    10,771,384
                                                                                                                  ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 1.61%
    15,618  AGILENT TECHNOLOGIES INCORPORATED+                                                                         507,585
    26,835  EASTMAN KODAK COMPANY                                                                                    1,252,658

                                                                                                                     1,760,243
                                                                                                                  ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.08%
    61,768  TYCO INTERNATIONAL LIMITED                                                                               3,366,356
                                                                                                                  ------------
MOTION PICTURES - 0.92%
    35,000  WALT DISNEY COMPANY                                                                                      1,011,150
                                                                                                                  ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.88%
    53,070  AMERICAN EXPRESS COMPANY                                                                                 2,059,116
                                                                                                                  ------------
OIL & GAS EXTRACTION - 1.36%
    28,310  SCHLUMBERGER LIMITED                                                                                     1,490,521
                                                                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.75%
    39,459  BP AMOCO PLC ADR                                                                                         1,967,031
    19,625  CHEVRON CORPORATION                                                                                      1,776,063
    41,157  EXXON MOBIL CORPORATION                                                                                  3,595,064
    19,760  ROYAL DUTCH PETROLEUM COMPANY - NY REGISTERED SHARES                                                     1,151,415

                                                                                                                     8,489,573
                                                                                                                  ------------
TOBACCO PRODUCTS - 2.75%
    59,220  PHILIP MORRIS COMPANIES INCORPORATED                                                                     3,005,415
                                                                                                                  ------------
TRANSPORTATION EQUIPMENT - 1.62%
    50,783  HONEYWELL INTERNATIONAL INCORPORATED                                                                     1,776,897
                                                                                                                  ------------

SHARES      SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE-DURABLE GOODS - 2.40%
    52,620  JOHNSON & JOHNSON                                                                                     $  2,631,000
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $94,165,517)                                                                              104,299,025
                                                                                                                  ------------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
REPURCHASE AGREEMENTS - 4.85%
$5,310,998  BEAR STEARNS & COMPANY TRI-PARTY MORTGAGE REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES (COST $5,310,998)                  4.11%         7/2/01       5,310,998
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $99,476,515)*                            100.12%                                                            $109,610,023
OTHER ASSETS AND LIABILITIES, NET               (0.12)                                                                (128,382)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $109,481,641
                                               ======                                                             ============

+ NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION                       $19,611,299
GROSS UNREALIZED DEPRECIATION                        (9,477,791)
                                                    -----------
NET UNREALIZED APPRECIATION                         $10,133,508

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Variable Trust Portfolio of Investments -- June 30, 2001 (Unaudited)

Variable Trust Equity Value Fund

SHARES      SECURITY NAME                                                                                            VALUE
COMMON STOCK - 96.93%

BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS - 0.57%
     3,350  LOWE'S COMPANIES INCORPORATED                                                                         $    243,042
                                                                                                                  ------------
BUSINESS SERVICES - 0.66%
     4,550  ELECTRONIC DATA SYSTEMS CORPORATION                                                                        284,375
                                                                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 6.13%
     5,800  ABBOTT LABORATORIES                                                                                        278,457
    11,750  AIR PRODUCTS AND CHEMICALS INCORPORATED                                                                    537,562
     4,150  BRISTOL-MYERS SQUIBB COMPANY                                                                               217,045
     8,450  DOW CHEMICAL COMPANY                                                                                       280,962
     4,900  MERCK & COMPANY INCORPORATED                                                                               313,158
     9,350  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                 582,505
     6,750  WATSON PHARMACEUTICALS INCORPORATED+                                                                       416,070

                                                                                                                     2,625,759
                                                                                                                  ------------
COMMUNICATIONS - 10.68%
    28,150  AT&T CORPORATION                                                                                           619,300
    15,100  BELLSOUTH CORPORATION                                                                                      608,076
     6,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                                 376,200
    15,350  COMCAST CORPORATION CLASS A+                                                                               666,190
    23,962  SBC COMMUNICATIONS INCORPORATED                                                                            959,918
    25,110  VERIZON COMMUNICATIONS INCORPORATED                                                                      1,343,385

                                                                                                                     4,573,069
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 15.52%
    12,700  BANK OF AMERICA CORPORATION                                                                                762,381
     4,700  BANK OF NEW YORK COMPANY INCORPORATED                                                                      225,600
    57,241  CITIGROUP INCORPORATED                                                                                   3,024,615
     4,675  FIFTH THIRD BANCORP                                                                                        280,734
     9,950  FIRST TENNESSEE NATIONAL CORPORATION                                                                       345,365
    12,050  FLEETBOSTON FINANCIAL CORPORATION                                                                          475,373
    10,000  JP MORGAN CHASE & COMPANY                                                                                  446,000
    12,700  MELLON FINANCIAL CORPORATION                                                                               584,200
     3,150  PNC FINANCIAL SERVICES GROUP                                                                               207,239
    13,000  US BANCORP                                                                                                 296,270

                                                                                                                     6,647,777
                                                                                                                  ------------
ELECTRIC GAS & SANITARY SERVICES - 7.71%
     5,350  CALPINE CORPORATION+                                                                                       202,230
    10,150  CONSTELLATION ENERGY GROUP INCORPORATED                                                                    432,390
    16,100  DUKE ENERGY CORPORATION                                                                                    628,061
    10,923  EL PASO CORPORATION                                                                                        573,894
    18,357  MIRANT CORPORATION+                                                                                        631,481
    14,750  UTILICORP UNITED INCORPORATED                                                                              452,973
    11,600  WILLIAMS COMPANIES INCORPORATED                                                                            382,220

                                                                                                                     3,303,249
                                                                                                                  ------------

SHARES      SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 3.40%
     5,100  ANALOG DEVICES INCORPORATED+                                                                            $  220,575
    17,250  CYPRESS SEMICONDUCTOR CORPORATION+                                                                         411,413
    11,600  GENERAL ELECTRIC COMPANY                                                                                   565,500
     8,650  MOLEX INCORPORATED CLASS A                                                                                 257,943

                                                                                                                     1,455,431
                                                                                                                  ------------
FOOD & KINDRED PRODUCTS - 2.01%
    15,500  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                      638,600
     5,050  PEPSICO INCORPORATED                                                                                       223,210

                                                                                                                       861,810
                                                                                                                  ------------
FOOD STORES - 1.28%
    21,900  KROGER COMPANY+                                                                                            547,500
                                                                                                                  ------------
GENERAL MERCHANDISE STORES - 1.36%
    12,600  FAMILY DOLLAR STORES INCORPORATED                                                                          322,938
     7,500  TARGET CORPORATION                                                                                         259,500

                                                                                                                       582,438
                                                                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.76%
    10,450  IBM CORPORATION                                                                                          1,180,850
                                                                                                                  ------------
INSURANCE AGENTS BROKERS & SERVICE - 0.75%
     3,175  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    320,675
                                                                                                                  ------------
INSURANCE CARRIERS - 6.89%
    17,218  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                1,480,748
     5,900  CIGNA CORPORATION                                                                                          565,338
    13,250  HARTFORD FINANCIAL SERVICES GROUP                                                                          906,300

                                                                                                                     2,952,386
                                                                                                                  ------------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION - 1.66%
    17,550  CANADIAN NATIONAL RAILWAY COMPANY                                                                          710,775
                                                                                                                  ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 0.98%
     6,650  AGILENT TECHNOLOGIES INCORPORATED+                                                                         216,125
     4,100  BAXTER INTERNATIONAL INCORPORATED                                                                          200,900

                                                                                                                       417,025
                                                                                                                  ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.93%
    23,050  TYCO INTERNATIONAL LIMITED                                                                               1,256,225
                                                                                                                  ------------
MISCELLANEOUS RETAIL - 0.91%
    10,050  CVS CORPORATION                                                                                            387,930
                                                                                                                  ------------
MOTION PICTURES - 0.53%
     7,900  WALT DISNEY COMPANY                                                                                        228,231
                                                                                                                  ------------

SHARES      SECURITY NAME                                                                                            VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 7.47%
     8,000  CAPITAL ONE FINANCIAL CORPORATION                                                                     $    480,000
    16,100  FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                   1,127,000
    11,500  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                       767,050
    11,300  USA EDUCATION INCORPORATED                                                                                 824,900

                                                                                                                     3,198,950
                                                                                                                  ------------
OIL & GAS EXTRACTION - 2.10%
     7,450  ANADARKO PETROLEUM CORPORATION                                                                             402,524
     4,750  APACHE CORPORATION                                                                                         241,063
    10,850  ENSCO INTERNATIONAL INCORPORATED                                                                           253,890

                                                                                                                       897,477
                                                                                                                  ------------
PAPER & ALLIED PRODUCTS - 0.93%
     7,100  KIMBERLY-CLARK CORPORATION                                                                                 396,890
                                                                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.79%
     5,050  CHEVRON CORPORATION                                                                                        457,025
    23,177  EXXON MOBIL CORPORATION                                                                                  2,024,511

                                                                                                                     2,481,536
                                                                                                                  ------------
PRIMARY METAL INDUSTRIES - 1.31%
    14,250  ALCOA INCORPORATED                                                                                         561,450
                                                                                                                  ------------
PRINTING PUBLISHING & ALLIED INDUSTRIES - 1.74%
    14,050  VIACOM INCORPORATED CLASS A+                                                                               745,212
                                                                                                                  ------------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 4.61%
    12,900  LEHMAN BROTHERS HOLDING INCORPORATED                                                                     1,002,975
    15,150  MORGAN STANLEY DEAN WITTER & COMPANY                                                                       973,085

                                                                                                                     1,976,060
                                                                                                                  ------------
TOBACCO PRODUCTS - 2.77%
    23,400  PHILIP MORRIS COMPANIES INCORPORATED                                                                     1,187,550
                                                                                                                  ------------
TRANSPORTATION EQUIPMENT - 2.43%
     5,100  BOEING COMPANY                                                                                             283,560
    10,900  FORD MOTOR COMPANY                                                                                         267,595
     6,300  GENERAL DYNAMICS CORPORATION                                                                               490,203

                                                                                                                     1,041,358
                                                                                                                  ------------
WHOLESALE TRADE-DURABLE GOODS - 1.05%
     9,000  JOHNSON & JOHNSON                                                                                          450,000
                                                                                                                  ------------
TOTAL COMMON STOCK (COST $40,483,212)                                                                               41,515,030
                                                                                                                  ------------

PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE    VALUE
REPURCHASE AGREEMENTS - 1.73%
$  331,000  GOLDMAN SACHS & COMPANY MUTUAL FUND GOVERNMENT REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES                                    3.95%         7/2/01    $    331,000

   410,000  MORGAN STANLEY MUTUAL FUND GOVERNMENT REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES                                    4.00          7/2/01         410,000

TOTAL REPURCHASE AGREEMENTS (COST $741,000)                                                                            741,000
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $41,224,212)*                             98.66%                                                             $42,256,030
OTHER ASSETS AND LIABILITIES, NET                1.34                                                                  573,649
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                             $42,829,679
                                               ======                                                             ============

+ NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                  $ 2,914,299
GROSS UNREALIZED DEPRECIATION                                   (1,882,481)
                                                               -----------
NET UNREALIZED APPRECIATION                                    $ 1,031,818

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)

   VARIABLE TRUST GROWTH FUND

SHARES      SECURITY NAME                                                                                              VALUE
COMMON STOCK - 96.87%

APPAREL & ACCESSORY STORES - 1.31%
    11,700  GAP INCORPORATED                                                                                        $  339,300
    12,400  KOHL'S CORPORATION+                                                                                        777,852

                                                                                                                     1,117,152
                                                                                                                    ----------

BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS - 2.33%
    20,450  HOME DEPOT INCORPORATED                                                                                    951,948
    14,150  LOWE'S COMPANIES INCORPORATED                                                                            1,026,583

                                                                                                                     1,978,531
                                                                                                                    ----------

BUSINESS SERVICES - 11.26%
    37,172  AOL TIME WARNER INCORPORATED+                                                                            1,970,116
    15,600  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                               686,244
    21,796  CONCORD EFS INCORPORATED+                                                                                1,133,610
    19,200  ELECTRONIC DATA SYSTEMS CORPORATION                                                                      1,200,000
    44,023  MICROSOFT CORPORATION+                                                                                   3,196,070
    16,800  SUN MICROSYSTEMS INCORPORATED+                                                                             264,096
    16,900  VERITAS SOFTWARE CORPORATION+                                                                            1,124,357

                                                                                                                     9,574,493
                                                                                                                    ----------

CHEMICALS & ALLIED PRODUCTS - 11.87%
    16,851  ABBOTT LABORATORIES                                                                                        809,017
    12,400  AMERICAN HOME PRODUCTS CORPORATION                                                                         724,656
     6,300  AMGEN INCORPORATED+                                                                                        382,284
    11,900  BRISTOL-MYERS SQUIBB COMPANY                                                                               622,370
    23,800  COLGATE-PALMOLIVE COMPANY                                                                                1,403,962
    17,100  ESTEE LAUDER COMPANIES INCORPORATED                                                                        737,010
     9,688  LILLY (ELI) & COMPANY                                                                                      716,912
    15,267  MERCK & COMPANY INCORPORATED                                                                               975,714
    59,787  PFIZER INCORPORATED                                                                                      2,394,469
    14,600  PHARMACIA CORPORATION                                                                                      670,870
    10,372  PROCTER & GAMBLE COMPANY                                                                                   661,733

                                                                                                                    10,098,997
                                                                                                                    ----------

COMMUNICATIONS - 2.91%
    22,000  CHARTER COMMUNICATIONS INCORPORATED+                                                                       513,700
    21,500  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                            685,205
    31,752  SBC COMMUNICATIONS INCORPORATED                                                                          1,271,985

                                                                                                                     2,470,890
                                                                                                                    ----------

DEPOSITORY INSTITUTIONS - 7.10%
    83,076  CITIGROUP INCORPORATED                                                                                   4,389,736
    13,100  FIFTH THIRD BANCORP                                                                                        786,655
     8,700  GOLDEN WEST FINANCIAL CORPORATION                                                                          558,888
     6,771  J P MORGAN CHASE & COMPANY                                                                                 301,986

                                                                                                                     6,037,265
                                                                                                                    ----------

SHARES      SECURITY NAME                                                                                              VALUE
ELECTRIC GAS & SANITARY SERVICES - 2.94%
    17,400  AES CORPORATION+                                                                                        $  749,070
    15,300  CALPINE CORPORATION+                                                                                       578,340
    12,177  EL PASO CORPORATION                                                                                        639,780
     3,039  RELIANT RESOURCES INCORPORATED+                                                                             75,063
    13,890  WILLIAMS COMPANIES INCORPORATED                                                                            457,675

                                                                                                                     2,499,928
                                                                                                                    ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 8.91%
    17,200  CELESTICA INCORPORATED+                                                                                    885,800
    19,000  CIENA CORPORATION+                                                                                         722,000
    30,900  FLEXTRONICS INTERNATIONAL LIMITED+                                                                         806,799
    69,441  GENERAL ELECTRIC COMPANY                                                                                 3,385,249
    29,152  INTEL CORPORATION                                                                                          852,696
    15,100  MCDATA CORPORATION+                                                                                        265,005
    11,300  QUALCOMM INCORPORATED+                                                                                     660,824

                                                                                                                     7,578,373
                                                                                                                    ----------

ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 1.01%
    24,200  HALLIBURTON COMPANY                                                                                        861,520
                                                                                                                    ----------

FOOD & KINDRED PRODUCTS - 2.98%
    19,360  COCA-COLA COMPANY                                                                                          871,200
    37,700  PEPSICO INCORPORATED                                                                                     1,666,340

                                                                                                                     2,537,540
                                                                                                                    ----------

GENERAL MERCHANDISE STORES - 5.28%
    54,320  TARGET CORPORATION                                                                                       1,879,472
    53,452  WAL-MART STORES INCORPORATED                                                                             2,608,458

                                                                                                                     4,487,930
                                                                                                                    ----------

HEALTH SERVICES - 1.24%
    23,300  HCA INCORPORATED                                                                                         1,052,927
                                                                                                                    ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.87%
    12,300  APPLIED MATERIALS INCORPORATED+                                                                            603,930
    42,496  EMC CORPORATION+                                                                                         1,234,509
     9,700  IBM CORPORATION                                                                                          1,096,100
    12,100  JUNIPER NETWORKS INCORPORATED+                                                                             376,310
    11,400  UNITED TECHNOLOGIES CORPORATION                                                                            835,164

                                                                                                                     4,146,013
                                                                                                                    ----------

INSURANCE AGENTS BROKERS & SERVICE - 0.71%
     6,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    606,000
                                                                                                                    ----------

INSURANCE CARRIERS - 4.98%
    14,700  ALLSTATE CORPORATION                                                                                       646,653
    30,646  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                2,635,556
    18,800  ST. PAUL COMPANIES INCORPORATED                                                                            952,972

                                                                                                                     4,235,181
                                                                                                                    ----------

SHARES      SECURITY NAME                                                                                              VALUE
MEASURING ANALYZING & CONTROLLING INSTRUMENTS PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 1.59%
    13,734  BAXTER INTERNATIONAL INCORPORATED                                                                       $  672,966
    19,000  BECTON DICKINSON AND COMPANY                                                                               680,010

                                                                                                                     1,352,976
                                                                                                                    ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.26%
    50,900  TYCO INTERNATIONAL LIMITED                                                                               2,774,050
                                                                                                                    ----------

MISCELLANEOUS RETAIL - 0.49%
    13,900  BED BATH & BEYOND INCORPORATED+                                                                            417,000
                                                                                                                    ----------

NONDEPOSITORY CREDIT INSTITUTIONS - 6.83%
    32,069  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                    2,730,675
    38,881  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                     2,593,363
    14,800  MBNA CORPORATION                                                                                           487,660

                                                                                                                     5,811,698
                                                                                                                    ----------

OIL & GAS EXTRACTION - 2.93%
    26,000  DIAMOND OFFSHORE DRILLING INCORPORATED                                                                     859,300
    11,300  ENRON CORPORATION                                                                                          553,700
     7,200  SCHLUMBERGER LIMITED                                                                                       379,080
    17,061  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                        703,766

                                                                                                                     2,495,846
                                                                                                                    ----------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.22%
    13,345  CHEVRON CORPORATION                                                                                      1,207,723
    23,302  CONOCO INCORPORATED CLASS B                                                                                673,427
    36,309  EXXON MOBIL CORPORATION                                                                                  3,171,591
    18,708  ROYAL DUTCH PETROLEUM COMPANY - NY REGISTERED SHARES                                                     1,090,115

                                                                                                                     6,142,856
                                                                                                                    ----------

PRINTING PUBLISHING & ALLIED INDUSTRIES - 0.50%
     8,137  VIACOM INCORPORATED CLASS B+                                                                               421,090
                                                                                                                    ----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.81%
    14,300  WEATHERFOLD INTERNATIONAL INCORPORATED+                                                                    686,400
                                                                                                                    ----------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 0.86%
    11,404  MORGAN STANLEY DEAN WITTER & COMPANY                                                                       732,479
                                                                                                                    ----------

TOBACCO PRODUCTS - 1.26%
    21,100  PHILIP MORRIS COMPANIES INCORPORATED                                                                     1,070,825
                                                                                                                    ----------

WHOLESALE TRADE-DURABLE GOODS - 0.89%
    15,146  JOHNSON & JOHNSON                                                                                          757,300
                                                                                                                    ----------

WHOLESALE TRADE-NONDURABLE GOODS - 0.53%
     6,550  CARDINAL HEALTH INCORPORATED                                                                               451,950
                                                                                                                    ----------

TOTAL COMMON STOCK (COST $78,808,439)                                                                               82,397,210
                                                                                                                    ----------


                                                                                             INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                      RATE       DATE        VALUE
REPURCHASE AGREEMENTS - 2.52%
$  650,000  GOLDMAN SACHS & COMPANY MUTUAL FUND GOVERNMENT REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES                                          3.95%     7/2/01    $  650,000
 1,490,000  MORGAN STANLEY MUTUAL FUND GOVERNMENT REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES                                          4.00      7/2/01     1,490,000

TOTAL REPURCHASE AGREEMENTS (COST $2,140,000)                                                                        2,140,000
                                                                                                                    ----------

TOTAL INVESTMENTS IN SECURITIES

(COST $80,948,439)*                             99.39%                                                             $84,537,210
OTHER ASSETS AND LIABILITIES, NET                0.61                                                                  517,994
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $85,055,204
                                               ======                                                              ===========

+ NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $11,525,911
   GROSS UNREALIZED DEPRECIATION                                   (7,937,140)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $ 3,588,771

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)

   VARIABLE TRUST INTERNATIONAL EQUITY FUND

SHARES      SECURITY NAME                                                                                              VALUE
COMMON STOCK - 86.46%

AUSTRALIA - 4.22%
     1,600  BROKEN HILL PROPRIETARY COMPANY LIMITED (METALS & MINING)                                               $   34,800
    14,600  FOSTER'S BREWING GROUP LIMITED ADR (BEVERAGES FOOD & TOBACCO)                                               40,654
     1,100  NEWS CORPORATION LIMITED (MEDIA - BROADCASTING & PUBLISHING)                                                40,865
       300  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                    140

                                                                                                                       116,459
                                                                                                                    ----------

BRAZIL - 2.16%
     1,200  ARACRUZ CELULOSE SA ADR (FOREST PRODUCTS & PAPER)                                                           22,440
     1,000  TELEFONICA SA (COMMUNICATIONS)+                                                                             37,240

                                                                                                                        59,680
                                                                                                                    ----------

FRANCE - 10.99%
     1,200  AXA UAP (INSURANCE)                                                                                         33,804
     2,800  GROUPE DANONE ADR (BEVERAGES FOOD & TOBACCO)                                                                76,580
     1,000  STMICROELECTRONICS NV (ELECTRONICS)                                                                         34,000
     1,900  SUEZ LYONNAISE DES EAUX (INDUSTRIAL - DIVERSIFIED)                                                          61,122
       900  TOTAL FINA ELF (OIL & GAS)                                                                                  63,180
       600  VIVENDI (INDUSTRIAL - DIVERSIFIED)                                                                          34,800

                                                                                                                       303,486
                                                                                                                    ----------

GERMANY - 6.11%
       100  ALLIANZ AG (INSURANCE)                                                                                      29,351
       900  DRESDNER BANK AG (BANKING)                                                                                  41,105
       765  E. ON AG ADR (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       39,589
       900  METRO AG (RETAILERS)                                                                                        33,905
       400  SIEMENS AG (INDUSTRIAL - DIVERSIFIED)                                                                       24,756

                                                                                                                       168,706
                                                                                                                    ----------

HONG KONG - 5.25%
     3,735  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  40,704
     1,400  CHINA MOBILE LIMITED (COMMUNICATIONS)+                                                                      37,506
     6,100  CITIC PACIFIC LIMITED (INDUSTRIAL - DIVERSIFIED)                                                            18,887
       800  HSBC HOLDINGS PLC (BANKING)                                                                                 47,920

                                                                                                                       145,017
                                                                                                                    ----------

HUNGARY - 0.43%
       800  MAGYAR TAVKOZLESI RT ADR (MEDIA - BROADCASTING & PUBLISHING)                                                11,960
                                                                                                                    ----------

IRELAND - 1.69%
       900  RYANAIR HOLDINGS PLC ADR (AIRLINES)+                                                                        46,755
                                                                                                                    ----------

ITALY - 3.31%
       400  ENI SPA (OIL & GAS)                                                                                         24,680
    10,000  INTESABCI SPA (BANKING)                                                                                     35,302
     1,200  SAN PAOLO IMI SPA (BANKING)                                                                                 31,296

                                                                                                                        91,278
                                                                                                                    ----------

SHARES      SECURITY NAME                                                                                              VALUE
JAPAN - 12.71%
       900  CANNON INCORPORTATED (PHOTOGRAPHIC EQUIPMENT)                                                           $   37,080
       900  FUJI PHOTO FILM ADR (PHOTOGRAPHIC EQUIPMENT)                                                                39,150
         1  JAPAN TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                              20,767
       600  KONAMI CORPORATION (ELECTRONICS)                                                                            27,374
     5,500  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                     25,093
       300  NIKKO SECURITIES COMPANY LIMITED (FINANCIAL SERVICES)                                                       24,031
       300  NINTENDO COMPANY LIMITED (ELECTRONICS)                                                                      54,604
     2,500  NIPPON SHEET GLASS COMPANY (INDUSTRIAL - DIVERSIFIED)                                                       14,553
       200  SECOM COMPANY LIMITED (COMMERCIAL SERVICES)                                                                 22,323
       600  SEVEN ELEVEN JAPAN COMPANY (RETAILERS)                                                                      23,429
       500  TOYOTA MOTOR CORPORATION (AUTOMOTIVE)                                                                       35,225
     2,000  USHIO INCORPORATED (ELECTRONICS)                                                                            27,438

                                                                                                                       351,067
                                                                                                                    ----------

KOREA, REPUBLIC OF - 0.96%
     1,200  KOREA TELECOM CORPORATION SP ADR (COMMUNICATIONS)                                                           26,376
                                                                                                                    ----------

MEXICO - 3.79%
       900  AMERICA MOVIL SA (COMMUNICATIONS)                                                                           18,774
       400  GRUPO TELEVISA SA SER CPO (MEDIA - BROADCASTING & PUBLISHING)+                                              16,004
       600  TELEFONOS DE MEXICO SA (COMMUNICATIONS)                                                                     21,054
     1,800  WAL-MART DE MEXICO SA (RETAILERS)                                                                           48,728

                                                                                                                       104,560
                                                                                                                    ----------

NETHERLANDS - 5.33%
     1,500  KONINKLIJKE AHOLD NV (FOOD RETAILERS)                                                                       47,175
     1,800  KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONICS)                                                            47,574
       900  ROYAL DUTCH PETROLEUM COMPANY (OIL & GAS)                                                                   52,443

                                                                                                                       147,192
                                                                                                                    ----------

SINGAPORE - 1.39%
     1,300  DBS GROUP HOLDINGS LIMITED (FINANCIAL SERVICES)                                                             38,245
                                                                                                                    ----------

SPAIN - 1.73%
     5,200  BANCO SANTANDER CENTRAL HISPANO SA (BANKING)                                                                47,788
                                                                                                                    ----------

SWEDEN - 0.61%
     3,100  TELEFONAKTIEBOLAGET LM ERICSSON ADR (COMMUNICATIONS)                                                        16,802
                                                                                                                    ----------

SWITZERLAND - 5.89%
     1,910  ADECCO SA (COMMERCIAL SERVICES)                                                                             22,786
        11  JULIUS BAER HOLDINGS AG (FINANCIAL SERVICES)                                                                42,321
       800  NESTLE SA (BEVERAGES FOOD & TABACCO)                                                                        42,507
     1,500  NOVARTIS AG (PHARMACEUTICALS)                                                                               54,225
        64  SYNGENTA AG ADR (CHEMICALS)+                                                                                   691

                                                                                                                       162,530
                                                                                                                    ----------

SHARES      SECURITY NAME                                                                                              VALUE
TAIWAN - 2.06%
     3,400  ASE TEST LIMITED (ELECTRONICS)                                                                          $   43,486
     3,100  RITEK CORPORATION GDR (ELECTRONICS)+                                                                        13,416

                                                                                                                        56,902
                                                                                                                    ----------

UNITED KINGDOM - 17.83%
     1,800  AMVESCAP PLC (FINANCIAL SERVICES)                                                                           62,334
     1,500  ARM HOLDINGS PLC ADR (ELECTRONICS)+                                                                         17,850
     5,300  BOOTS COMPANY PLC (RETAILERS)                                                                               44,798
       600  BP AMOCO PLC ADR (OIL & GAS)                                                                                29,911
       200  BRITISH TELECOMMUNICATIONS PLC (COMMUNICATIONS)                                                             12,930
     4,200  COMPASS GROUP PLC (BEVERAGES FOOD & TOBACCO)                                                                33,610
     1,000  DIAGEO PLC (BEVERAGES FOOD & TOBACCO)                                                                       43,950
       800  GLAXO SMITHKLINE PLC (CHEMICALS)                                                                            44,960
     3,200  LLOYDS TSB GROUP PLC (BANKING)                                                                              32,021
     8,200  MICHAEL PAGE INTERNATIONAL (BUSINESS SERVICES)+                                                             16,873
       800  NDS GROUP PLC ADR (MEDIA - BROADCASTING & PUBLISHING)+                                                      27,121
     3,200  ROYAL BANK OF SCOTLAND GROUP PLC (BANKING)                                                                  70,523
     1,700  SHIRE PHARMACEUTICALS GROUP (PHARMACEUTICALS)+                                                              30,938
     1,100  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)                                                                      24,585
                                                                                                                       492,404
                                                                                                                    ----------
TOTAL COMMON STOCK (COST $2,659,236)                                                                                 2,387,207
                                                                                                                    ----------
                                                                                              INTEREST   MATURITY
PRINCIPAL                                                                                       RATE       DATE
REPURCHASE AGREEMENTS - 9.43%
UNITED STATES OF AMERICA - 9.43%
$  260,449  BEAR STEARNS & COMPANY TRI-PARTY MORTGAGE REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES (COST $260,449)                          4.11%     7/2/01       260,449
                                                                                                                    ----------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,919,685)*                              95.89%                                                              $2,647,656
OTHER ASSETS AND LIABILITIES, NET                4.11                                                                  113,594
                                               ------                                                               ----------
TOTAL NET ASSETS                               100.00%                                                              $2,761,250
                                               ======                                                               ==========

+ NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                    $  63,696
   GROSS UNREALIZED DEPRECIATION                                     (335,725)
                                                                    ---------
   NET UNREALIZED DEPRECIATION                                      $(272,029)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)

VARIABLE TRUST LARGE COMPANY GROWTH FUND


SHARES      SECURITY NAME                                                                                         VALUE
COMMON STOCK - 96.44%

BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS - 6.70%
    17,100  FASTENAL COMPANY                                                                                       $ 1,059,858
   132,600  HOME DEPOT INCORPORATED                                                                                  6,172,530

                                                                                                                     7,232,388
                                                                                                                   -----------
BUSINESS SERVICES - 28.49%
    62,200  AOL TIME WARNER INCORPORATED+                                                                            3,296,600
    31,800  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   1,580,460
    23,700  CONCORD EFS INCORPORATED+                                                                                1,232,637
    44,800  DST SYSTEMS INCORPORATED+                                                                                2,360,960
    63,900  FIRST DATA CORPORATION                                                                                   4,105,575
    54,200  FISERV INCORPORATED+                                                                                     3,467,716
   152,400  IMS HEALTH INCORPORATED                                                                                  4,343,400
   106,100  MICROSOFT CORPORATION+                                                                                   7,702,860
    61,000  SUNGARD DATA SYSTEMS INCORPORATED+                                                                       1,830,610
    12,400  VERITAS SOFTWARE CORPORATION+                                                                              824,972

                                                                                                                    30,745,790
                                                                                                                   -----------

CHEMICALS & ALLIED PRODUCTS - 5.97%
   135,050  PFIZER INCORPORATED                                                                                      5,408,753
    16,200  MERCK & COMPANY INCORPORATED                                                                             1,035,342

                                                                                                                     6,444,095
                                                                                                                   -----------

DEPOSITORY INSTITUTIONS - 1.68%
    36,600  STATE STREET CORPORATION                                                                                 1,811,334
                                                                                                                   -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 7.70%
   186,900  INTEL CORPORATION                                                                                        5,466,825
   129,100  NOKIA CORPORATION ADR                                                                                    2,845,364

                                                                                                                     8,312,189
                                                                                                                   -----------

ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 4.03%
   108,750  PAYCHEX INCORPORATED                                                                                     4,350,000
                                                                                                                   -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.54%
   190,000  CISCO SYSTEMS INCORPORATED+                                                                              3,458,000
   104,200  EMC CORPORATION+                                                                                         3,027,010
   149,550  SOLECTRON CORPORATION+                                                                                   2,736,765

                                                                                                                     9,221,775
                                                                                                                   -----------

INSURANCE CARRIERS - 5.33%
    66,875  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                5,751,250
                                                                                                                   -----------

MEASURING ANALYZING & CONTROLLING INSTRUMENTS PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 5.56%
    37,200  JDS UNIPHASE CORPORATION+                                                                                  474,300
   120,175  MEDTRONIC INCORPORATED                                                                                   5,529,252

                                                                                                                     6,003,552
                                                                                                                   -----------

SHARES      SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL - 4.40%
   115,700  COSTCO WHOLESALE CORPORATION+                                                                          $ 4,752,956
                                                                                                                   -----------

OIL & GAS EXTRACTION - 1.37%
    30,100  ENRON CORPORATION                                                                                        1,474,900
                                                                                                                   -----------

PERSONAL SERVICES - 2.83%
    66,100  CINTAS CORPORATION                                                                                       3,057,125
                                                                                                                   -----------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 11.30%
   266,650  CHARLES SCHWAB CORPORATION                                                                               4,079,745
    59,975  GOLDMAN SACHS GROUP INCORPORATED                                                                         5,145,854
    19,800  MORGAN STANLEY DEAN WITTER & COMPANY                                                                     1,271,754
    45,300  T. ROWE PRICE GROUP INCORPORATED                                                                         1,693,767

                                                                                                                    12,191,120
                                                                                                                   -----------

WHOLESALE TRADE-NONDURABLE GOODS - 2.54%
    39,800  CARDINAL HEALTH INCORPORATED                                                                             2,746,200
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $116,807,983)                                                                             104,094,674
                                                                                                                   -----------

                                                                                           INTEREST   MATURITY
PRINCIPAL                                                                                    RATE       DATE
REPURCHASE AGREEMENTS - 3.86%
$4,166,276  BEAR STEARNS & COMPANY TRI-PARTY MORTGAGE REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES (COST $4,166,276)                   4.11%      7/2/01         4,166,276
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $120,974,259)*                           100.30%                                                            $108,260,950
OTHER ASSETS AND LIABILITIES, NET               (0.30)                                                                (323,103)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $107,937,847
                                               ======                                                             ============

+ NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 11,631,258
   GROSS UNREALIZED DEPRECIATION                                  (24,344,567)
                                                                 ------------
   NET UNREALIZED DEPRECIATION                                   $(12,713,309)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)

VARIABLE TRUST MONEY MARKET FUND

                                                                                             INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                      RATE       DATE        VALUE
BANK NOTES - 2.33%
$2,000,000  LASALLE NATIONAL BANK (COST $1,999,792)                                             5.23%     1/9/02   $ 1,999,792
                                                                                                                   -----------

CERTIFICATES OF DEPOSIT - 1.98%
   700,000  DEXIA BANK NY                                                                       5.37     1/18/02       699,982
 1,000,000  MERITA BANK                                                                         6.10      7/3/01     1,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $1,699,982)                                                                      1,699,982
                                                                                                                   -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.21%
   179,686  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED
            SERIES 2000 CLASS A-2 (COST $179,686)                                               6.68    11/17/01       179,686
                                                                                                                   -----------

COMMERCIAL PAPER - 70.04%
 3,351,000  AMSTEL FUNDING CORPORATION                                                          3.98F    11/5/01     3,305,259
 3,000,000  ASPEN FUNDING CORPORATION                                                           3.75F    11/8/01     2,959,688
 4,000,000  ATLANTIS ONE FUNDING CORPORATION                                                    4.29F    7/26/01     3,988,693
 3,000,000  BILLS SECURITIZATION LIMITED                                                        4.58F     9/6/01     2,975,305
 2,000,000  COMISION FEDERAL DE ELECTRICIDAD                                                    3.63F    9/25/01     1,982,859
 3,100,000  COMPASS SECURITIZATION LLC                                                          4.04F    8/10/01     3,086,567
 3,000,000  EDISON ASSET SECURITIZATION                                                         4.00F     7/5/01     2,999,003
 3,000,000  IVORY FUNDING CORPORATION                                                           4.03F     7/9/01     2,997,661
 4,000,000  JUPITER FUNDING                                                                     3.80F    7/30/01     3,988,178
 2,000,000  K2 (USA) LLC                                                                        4.90F    8/13/01     1,988,800
 2,000,000  LEHMAN BROTHERS INCORPORATED                                                        4.65F   12/19/01     1,957,500
 1,750,000  LEXINGTON PARKER CAPITAL LLC                                                        4.28F    7/18/01     1,746,702
   650,000  LEXINGTON PARKER CAPITAL LLC                                                        5.23F    7/25/01       647,882
   800,000  LEXINGTON PARKER CAPITAL LLC                                                        4.91F    8/22/01       794,572
 3,000,000  LONE STAR FUNDING                                                                   3.95F    7/13/01     2,996,379
 4,000,000  NEWPORT FUNDING LLC                                                                 4.04F    7/17/01     3,993,317
 2,000,000  PERRY GLOBAL FUNDING                                                                4.34F    7/12/01     1,997,611
 1,000,000  PERRY GLOBAL FUNDING                                                                3.67F    9/20/01       991,911
 2,000,000  ROYAL BANK OF CANADA                                                                5.60F     7/2/01     2,000,000
   300,000  SIGMA FINANCE CORPORATION                                                           5.34F     7/9/01       299,694
 1,500,000  SPINTAB-SWEDMORTGAGE                                                                5.22F     7/9/01     1,498,510
 4,000,000  SURREY FUNDING CORPORATION                                                          3.77F    8/21/01     3,979,056
 4,000,000  TULIP FUNDING CORPORATION                                                           3.81F    7/30/01     3,988,178
 3,000,000  UBS FINANCIAL                                                                       4.52F   10/12/01     2,962,430

TOTAL COMMERCIAL PAPER (COST $60,125,755)                                                                           60,125,755
                                                                                                                   -----------

                                                                                             INTEREST   MATURITY
PRINCIPAL   SECURITY NAME                                                                      RATE       DATE        VALUE
CORPORATE BONDS & NOTES - 13.52%
$2,000,000  BAYER CORPORATION                                                                   4.75%    3/19/02   $ 1,999,589
 2,000,000  BEAR STEARNS COMPANY INCORPORATED +                                                 4.06     6/27/02     2,004,889
 1,500,000  BEAR STEARNS COMPANY INCORPORATED +                                                 3.83     3/28/02     1,500,000
 1,400,000  GOLDMAN SACHS GROUP INCORPORATED +                                                  4.20    11/26/01     1,400,870
 1,000,000  HEINZ (H.J.) COMPANY                                                                6.82    11/15/01     1,000,000
   400,000  M&I MARSHALL & ISLEY BANK                                                           6.75     12/3/01       400,000
 1,900,000  MERRILL LYNCH & COMPANY                                                             5.27      2/8/02     1,899,945
   400,000  MORGAN STANLEY DEAN WITTER +                                                        4.01     8/28/01       400,000
 1,000,000  NORTHERN ROCK PLC +                                                                 4.01     2/12/02     1,000,000

TOTAL CORPORATE BONDS & NOTES (COST $11,605,293)                                                                    11,605,293
                                                                                                                   -----------

REPURCHASE AGREEMENTS - 3.49%
 3,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
            US GOVERNMENT SECURITIES (COST $3,000,000)                                          4.16      7/2/01     3,000,000
                                                                                                                   -----------

TIME DEPOSITS - 11.77%
 3,107,162  BANK OF IRELAND                                                                     4.16      7/2/01     3,107,162
 3,000,000  BANK OF NOVA SCOTIA                                                                 3.75      8/2/01     3,000,000
 4,000,000  BANQUE BRUXELLES LAMBERT LONDON BRANCH                                              4.16      7/2/01     4,000,000

TOTAL TIME DEPOSITS (COST $10,107,162)                                                                              10,107,162
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $88,717,670)*                            103.34%                                                             $88,717,670
OTHER ASSETS AND LIABILITIES, NET               (3.34)                                                              (2,867,267)
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $85,850,403
                                               ======                                                              ===========

+  VARIABLE RATE SECURITIES
F  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST             PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)

   VARIABLE TRUST SMALL CAP GROWTH FUND

SHARES    SECURITY NAME                                                                                                VALUE
COMMON STOCK - 97.34%

APPAREL & ACCESSORY STORES - 3.35%
     7,530  ABERCROMBIE & FITCH COMPANY+                                                                            $  335,085
     7,900  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                               211,720
    19,040  GYMBOREE CORPORATION+                                                                                      161,840
    10,281  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                                230,603
     8,760  ROSS STORES INCORPORATED                                                                                   209,802

                                                                                                                     1,149,050
                                                                                                                   -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.66%
    10,000  D.R. HORTON INCORPORATED                                                                                   227,000
                                                                                                                   -----------

BUSINESS SERVICES - 16.37%
     5,955  ACTIVISION INCORPORATED+                                                                                   233,734
     4,770  ACTUATE CORPORATION+                                                                                        45,553
    10,431  ADMINISTAFF INCORPORATED+                                                                                  271,206
    20,185  AGILE SOFTWARE CORPORATION+                                                                                343,145
    19,300  CACHEFLOW INCORPORATED+                                                                                     95,149
    13,290  CARREKER CORPORATION+                                                                                      285,735
    16,090  CLICK COMMERCE INCORPORATED+                                                                               144,810
    40,935  COMMERCE ONE INCORPORATED+                                                                                 239,060
    33,227  EFUNDS CORPORATION+                                                                                        618,022
    11,902  GETTY IMAGES INCORPORATED+                                                                                 312,547
     5,523  INFORMATICA CORPORATION+                                                                                    95,879
     5,975  KORN/FERRY INTERNATIONAL+                                                                                   92,613
     6,195  MANUGISTICS GROUP INCORPORATED+                                                                            155,494
    17,911  MATRIXONE INCORPORATED+                                                                                    415,356
     6,575  NCO GROUP INCORPORATED+                                                                                    203,365
    30,493  NETIQ CORPORATION+                                                                                         954,126
     7,355  NUMERICAL TECHNOLOGIES INCORPORATED+                                                                       154,455
     7,760  PEREGRINE SYSTEMS INCORPORATED+                                                                            225,040
     9,825  STORAGENETWORKS INCORPORATED+                                                                              166,927
    10,735  VENTIV HEALTH INCORPORATED+                                                                                221,570
    25,308  VIGNETTE CORPORATION+                                                                                      224,482
     5,286  WEBMETHODS INCORPORATED+                                                                                   111,957

                                                                                                                     5,610,225
                                                                                                                   -----------

CHEMICALS & ALLIED PRODUCTS - 13.62%
     9,025  ALKERMES INCORPORATED+                                                                                     316,777
     5,980  AVIRON+                                                                                                    340,860
     4,070  BARR LABORATORIES INCORPORATED+                                                                            286,569
     3,637  CAMBREX CORPORATION                                                                                        183,959
     6,445  CELGENE CORPORATION+                                                                                       185,938
       439  COLUMBIA LABORATIES INCORPORATED+                                                                            3,552
    20,070  DURAMED PHARMACEUTICALS INCORPORATED+                                                                      359,052
    10,510  ELIZABETH ARDEN INCORPORATED+                                                                              256,549
    12,963  FIRST HORIZON PHARMACEUTICAL CORPORATION+                                                                  416,112
     6,680  GUILFORD PHARMACEUTICALS INCORPORATED+                                                                     227,120

SHARES    SECURITY NAME                                                                                                VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     5,450  INTERMUNE INCORPORATED+                                                                                 $  194,129
     5,120  INVITROGEN CORPORATION+                                                                                    367,616
     6,998  MEDICIS PHARMACEUTICAL CORPORATION+                                                                        370,894
     7,825  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                       312,922
    12,505  NOVEN PHARMACEUTICALS INCORPORATED+                                                                        490,196
    11,225  SCIOS INCORPORATED+                                                                                        280,737
         2  SHIRE PHARMACEUTICALS GROUP PLC ADR+                                                                           111
     2,525  TITAN PHARMACEUTICALS INCORPORATED+                                                                         75,775

                                                                                                                     4,668,868
                                                                                                                   -----------

COMMUNICATIONS - 1.96%
     3,942  ENTERCOM COMMUNICATIONS CORPORATION+                                                                       211,331
    19,170  ENTRAVISION COMMUNICATIONS CORPORATION+                                                                    235,791
     2,505  LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                   75,901
     8,190  MASTEC INCORPORATED+                                                                                       108,108
     4,735  REDBACK NETWORKS INCORPORATED+                                                                              42,236

                                                                                                                       673,367
                                                                                                                   -----------

DEPOSITORY INSTITUTIONS - 0.72%
     5,200  DOWNEY FINANCIAL CORPORATION                                                                               245,752
                                                                                                                   -----------

EDUCATIONAL SERVICES - 2.15%
     5,105  CORINTHIAN COLLEGES INCORPORATED+                                                                          240,292
     7,990  EDUCATION MANAGEMENT CORPORATION+                                                                          320,000
     7,225  SYLVAN LEARNING SYSTEMS INCORPORATED+                                                                      175,567

                                                                                                                       735,859
                                                                                                                   -----------

ELECTRIC GAS & SANITARY SERVICES - 1.86%
    10,230  CLECO CORPORATION                                                                                          232,732
    17,015  ORION POWER HOLDINGS INCORPORATED+                                                                         405,127

                                                                                                                       637,859
                                                                                                                   -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER EQUIPMENT - 8.80%
    13,510  AEROFLEX INCORPORATED+                                                                                     141,855
     6,675  ALPHA INDUSTRIES INCORPORATED+                                                                             197,246
     8,300  C&D TECHNOLOGIES INCORPORATED                                                                              257,300
     6,335  EMCORE CORPORATION+                                                                                        194,801
    24,885  EXAR CORPORATION+                                                                                          491,728
     3,815  MICREL INCORPORATED+                                                                                       125,895
    23,839  MICROTUNE INCORPORATED+                                                                                    524,458
     8,725  OPTICAL COMMUNICATION PRODUCTS INCORPORATED+                                                                92,834
     2,970  POWER INTEGRATIONS INCORPORATED+                                                                            46,332
    35,125  POWERWAVE TECHNOLOGIES INCORPORATED+                                                                       509,312
     4,025  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                    169,050
    22,550  VIRATA CORPORATION                                                                                         267,218

                                                                                                                     3,018,029
                                                                                                                   -----------

SHARES    SECURITY NAME                                                                                                VALUE
ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 4.11%
     4,872  F.Y.I. INCORPORATED+                                                                                    $  199,752
     8,870  ICON PLC ADR+                                                                                              267,608
     1,840  MYRIAD GENETICS INCORPORATED+                                                                              116,509
     3,000  OSI PHARMACEUTICALS INCORPORATED+                                                                          157,770
     7,000  PROBUSINESS SERVICES INCORPORATED+                                                                         185,850
    15,295  QUINTILES TRANSNATIONAL CORPORATION+                                                                       386,199
     3,575  TETRA TECH INCORPORATED+                                                                                    97,240

                                                                                                                     1,410,928
                                                                                                                   -----------

FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.35%
     2,980  SHAW GROUP INCORPORATED+                                                                                   119,498
                                                                                                                   -----------

FURNITURE & FIXTURES - 0.73%
     5,250  BE AEROSPACE INCORPORATED+                                                                                 100,012
     5,311  FURNITURE BRANDS INTERNATIONAL INCORPORATED+                                                               148,708

                                                                                                                       248,720
                                                                                                                   -----------

GENERAL MERCHANDISE STORES - 0.56%
     3,613  BJ'S WHOLESALE CLUB INCORPORATED+                                                                          192,428
                                                                                                                   -----------

HEALTH SERVICES - 8.77%
     2,905  ADVANCEPCS+                                                                                                186,065
    16,155  CAREMARK RX INCORPORATED+                                                                                  265,750
    23,360  COVANCE INCORPORATED+                                                                                      529,104
    14,098  DYNACARE INCORPORATED+                                                                                     139,570
     5,800  ENZO BIOCHEM INCORPORATED+                                                                                 198,940
     6,600  ENZON INCORPORATED+                                                                                        412,500
     6,860  IMPATH INCORPORATED+                                                                                       303,898
     3,065  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                235,699
    10,860  PROVINCE HEALTHCARE COMPANY+                                                                               383,249
    11,925  TRIAD HOSPITALS INCORPORATED+                                                                              351,430

                                                                                                                     3,006,205
                                                                                                                   -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.93%
     6,602  SEMICONDUCTOR HOLDRS TRUST                                                                                 318,547
                                                                                                                   -----------

HOME FURNITURE FURNISHINGS & EQUIPMENT STORES - 2.30%
    15,565  LINENS 'N THINGS INCORPORATED+                                                                             425,236
    11,175  ULTIMATE ELECTRONICS INCORPORATED+                                                                         362,293

                                                                                                                       787,529
                                                                                                                   -----------

HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES - 0.55%
    11,695  STATION CASINOS INCORPORATED+                                                                              187,120
                                                                                                                   -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.49%
    31,672  ADVANCED DIGITAL INFORMATION CORPORATION+                                                                  547,926
     6,290  DRIL-QUIP INCORPORATED+                                                                                    135,424
    12,090  EMULEX CORPORATION+                                                                                        488,436

SHARES      SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - (CONTINUED)
    16,365  LAM RESEARCH CORPORATION+                                                                               $  485,222
     3,595  LONE STAR TECHNOLOGIES INCORPORATED+                                                                       130,139
    16,820  PLANAR SYSTEMS INCORPORATED+                                                                               435,638

                                                                                                                     2,222,785
                                                                                                                   -----------

INSURANCE AGENTS BROKERS & SERVICE - 1.13%
    14,841  ARTHUR J. GALLAGHER & COMPANY                                                                              385,866
                                                                                                                   -----------

INSURANCE CARRIERS - 3.27%
     9,235  W.R. BERKLEY CORPORATION                                                                                   382,514
    15,490  HCC INSURANCE HOLDINGS INCORPORATED                                                                        379,505
    20,560  HEALTH NET INCORPORATED+                                                                                   357,744

                                                                                                                     1,119,763
                                                                                                                   -----------

MEASURING ANALYZING & CONTROLLING INSTRUMENTS PHOTOGRAPHIC MEDICAL & OPTICAL GOODS - 5.26%
     2,710  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                   111,842
     4,615  CREDENCE SYSTEMS CORPORATION+                                                                              111,868
     5,990  CYMER INCORPORATED+                                                                                        151,487
     4,285  KLA-TENCOR CORPORATION+                                                                                    250,544
    16,200  MICROCHIP TECHNOLOGY INCORPORATED+                                                                         554,850
    12,320  NOVOSTE CORPORATION+                                                                                       314,160
    16,570  TRIPATH IMAGING INCORPORATED+                                                                              164,209
     6,407  ZYGO CORPORATION+                                                                                          142,556

                                                                                                                     1,801,516
                                                                                                                   -----------

MISCELLANEOUS RETAIL - 2.28%
     2,000  GALYAN'S TRADING COMPANY INCORPORATED+                                                                      40,800
    19,810  J. JILL GROUP INCORPORATED+                                                                                401,153
     8,295  MICHAELS STORES INCORPORATED+                                                                              340,095

                                                                                                                       782,048
                                                                                                                   -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.42%
     6,265  ARKANSAS BEST CORPORATION+                                                                                 144,408
                                                                                                                   -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.07%
     3,284  AMERICREDIT CORPORATION+                                                                                   170,604
     2,790  FINANCIAL FEDERAL COMPANY+                                                                                  80,771
     6,225  METRIS COMPANIES INCORPORATED                                                                              209,845
    16,235  NEXTCARD INCORPORATED+                                                                                     179,397
     2,275  WFS FINANCIAL INCORPORATED+                                                                                 69,956

                                                                                                                       710,573
                                                                                                                   -----------
OIL & GAS EXTRACTION - 4.17%
    16,695  KEY ENERGY SERVICES INCORPORATED+                                                                          180,974
     8,956  LOUIS DREYFUS NATURNAL GAS CORPORATION+                                                                    312,117
     6,425  MARINE DRILLING COMPANY INCORPORATED+                                                                      122,782
     9,717  NEWFIELD EXPLORATION COMPANY+                                                                              311,527

SHARES      SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (CONTINUED)
     4,841  PATTERSON-UTI ENERGY INCORPORATED+                                                                      $   86,509
     7,115  PRIDE INTERNATIONAL INCORPORATED+                                                                          135,185
     6,270  TOM BROWN INCORPORATED+                                                                                    150,480
     4,610  VERITAS DGC INCORPORATED+                                                                                  127,928

                                                                                                                     1,427,502
                                                                                                                   -----------

SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.10%
     3,290  AFFILIATED MANAGERS GROUP INCORPORATED+                                                                    202,335
     5,093  BLACKROCK INCORPORATED+                                                                                    174,639

                                                                                                                       376,974
                                                                                                                   -----------

TRANSPORTATION BY AIR - 0.63%
     7,720  SKYWEST INCORPORATED                                                                                       216,160
                                                                                                                   -----------

TRANSPORTATION SERVICES - 1.00%
    12,274  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                       342,322
                                                                                                                   -----------

WATER TRANSPORTATION - 0.46%
     7,145  ROYAL CARIBBEAN CRUISES LIMITED                                                                            157,976
                                                                                                                   -----------

WHOLESALE TRADE-DURABLE GOODS - 0.58%
     8,934  AVNET INCORPORATED                                                                                         200,303
                                                                                                                   -----------

WHOLESALE TRADE-NONDURABLE GOODS - 0.69%
     4,285  AMERISOURCE HEALTH CORPORATION+                                                                            236,961
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $33,300,939)                                                                               33,362,141
                                                                                                                   -----------

                                                                                              INTEREST   MATURITY
PRINCIPAL                                                                                       RATE       DATE
REPURCHASE AGREEMENTS - 5.49%
$1,880,886  BEAR STEARNS & COMPANY TRI-PARTY MORTGAGE REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES (COST $1,880,886)                        4.11%     7/2/01     1,880,886
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,181,825)*                            102.83%                                                             $35,243,027
OTHER ASSETS AND LIABILITIES, NET               (2.83)                                                                (969,663)
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $34,273,364
                                               ======                                                              ===========

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $ 3,893,117
   GROSS UNREALIZED DEPRECIATION                                   (3,831,915)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $    61,202

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK -

VARIABLE TRUST STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2001 (UNAUDITED)

                                                                                            ASSET     CORPORATE         EQUITY
                                                                                       ALLOCATION          BOND         INCOME
                                                                                             FUND          FUND           FUND
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                                  $262,594,582   $72,196,102   $109,610,023
   CASH                                                                                     5,072         5,024              0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                          1,534,500     1,440,411        181,843
   RECEIVABLE FOR INVESTMENTS SOLD                                                         65,978             0              0
   RECEIVABLE FOR FUND SHARES ISSUED                                                       74,904        36,314         90,939
   RECEIVABLES FROM ADVISORS                                                                    0             0              0
   PREPAID EXPENSES AND OTHER ASSETS                                                            0             0              0
   VARIATION MARGIN ON FUTURES CONTRACTS                                                   19,976             0              0
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS                                0         9,771              0
                                                                                     ------------   -----------   ------------
TOTAL ASSETS                                                                          264,295,012    73,687,622    109,882,805
                                                                                     ------------   -----------   ------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                                      190,827       180,000              0
   DIVIDENDS PAYABLE                                                                            0             0              0
   PAYABLE FOR FUND SHARES REDEEMED                                                       105,292         5,666        294,202
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                           143,956        24,075         46,892
   PAYABLE TO OTHER RELATED PARTIES                                                       118,015        39,974         29,233
   ACCRUED EXPENSES AND OTHER LIABILITIES                                                  80,926        63,373         30,837
                                                                                     ------------   -----------   ------------
TOTAL LIABILITIES                                                                         639,016       313,088        401,164
                                                                                     ------------   -----------   ------------
TOTAL NET ASSETS                                                                     $263,655,996   $73,374,534   $109,481,641
                                                                                     ------------   -----------   ------------

NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                                   $262,927,612   $72,434,689    $95,702,996
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                                   63,122        18,058         29,131
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                7,087,603      (338,210)     3,616,006
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                           (6,197,304)    1,251,351     10,133,508
   NET UNREALIZED APPRECIATION/(DEPRECIATION) OF FOREIGN CURRENCY CONTRACTS                     0         8,646              0
   NET UNREALIZED (DEPRECIATION) OF FUTURES CONTRACTS                                    (225,037)            0              0
                                                                                     ------------   -----------   ------------
TOTAL NET ASSETS                                                                     $263,655,996   $73,374,534   $109,481,641
                                                                                     ------------   -----------   ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

NET ASSETS                                                                           $263,655,996   $73,374,534   $109,481,641
SHARES OUTSTANDING                                                                     20,301,221     7,238,633      6,691,886
NET ASSET VALUE AND OFFERING PRICE                                                   $      12.99   $     10.14   $      16.36
                                                                                     ------------   -----------   ------------
INVESTMENTS AT COST (NOTE 10)                                                        $268,791,886   $70,944,751   $ 99,476,515
                                                                                     ------------   -----------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                                   INTERNATIONAL
                                                                                     EQUITY VALUE          GROWTH         EQUITY
                                                                                             FUND            FUND           FUND
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                                   $42,256,030     $84,537,210     $2,647,656
   CASH                                                                                     4,322           3,311              0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                             47,600          48,375          5,253
   RECEIVABLE FOR INVESTMENTS SOLD                                                        365,933         663,200         30,633
   RECEIVABLE FOR FUND SHARES ISSUED                                                      271,483          20,600         40,675
   RECEIVABLES FROM ADVISORS                                                                    0               0          1,453
   PREPAID EXPENSES AND OTHER ASSETS                                                            0               0         67,228
   VARIATION MARGIN ON FUTURES CONTRACTS                                                        0               0              0
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS                                0               0              0
                                                                                     ------------     -----------   ------------
TOTAL ASSETS                                                                           42,945,368      85,272,696      2,792,898
                                                                                     ------------     -----------   ------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                                            0               0         30,075
   DIVIDENDS PAYABLE                                                                            0               0              0
   PAYABLE FOR FUND SHARES REDEEMED                                                        13,810          78,543            620
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                            22,813          34,400              0
   PAYABLE TO OTHER RELATED PARTIES                                                        39,821          31,158            646
   ACCRUED EXPENSES AND OTHER LIABILITIES                                                  39,245          73,391            307
                                                                                     ------------     -----------   ------------
TOTAL LIABILITIES                                                                         115,689         217,492         31,648
                                                                                     ------------     -----------   ------------
TOTAL NET ASSETS                                                                      $42,829,679     $85,055,204     $2,761,250
                                                                                     ------------     -----------   ------------

NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                                    $42,982,945     $81,138,666      3,114,070
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                                    6,210          18,960         14,587
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                               (1,191,294)        308,807        (95,383)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                            1,031,818       3,588,771       (272,029)
   NET UNREALIZED APPRECIATION/(DEPRECIATION) OF FOREIGN CURRENCY CONTRACTS                     0               0              5
   NET UNREALIZED (DEPRECIATION) OF FUTURES CONTRACTS                                           0               0              0
                                                                                     ------------     -----------   ------------
TOTAL NET ASSETS                                                                      $42,829,679     $85,055,204     $2,761,250
                                                                                     ------------     -----------   ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
NET ASSETS                                                                            $42,829,679     $85,055,204     $2,761,250
SHARES OUTSTANDING                                                                      4,478,934       5,067,279        345,189
NET ASSET VALUE AND OFFERING PRICE                                                    $      9.56     $     16.79     $     8.00
                                                                                     ------------     -----------   ------------
INVESTMENTS AT COST (NOTE 10)                                                         $41,224,212     $80,948,439     $2,919,685
                                                                                     ------------     -----------   ------------

                                                                                    LARGE COMPANY   MONEY MARKET      SMALL CAP
                                                                                      GROWTH FUND           FUND    GROWTH FUND
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                                  $108,260,950    $88,717,670    $35,243,027
   CASH                                                                                         0              0          2,233
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                             22,923        247,714          6,094
   RECEIVABLE FOR INVESTMENTS SOLD                                                              0              0        159,320
   RECEIVABLE FOR FUND SHARES ISSUED                                                      100,138              0        430,957
   RECEIVABLES FROM ADVISORS                                                                    0              0              0
   PREPAID EXPENSES AND OTHER ASSETS                                                            0              0              0
   VARIATION MARGIN ON FUTURES CONTRACTS                                                        0              0              0
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS                                0              0              0
                                                                                     ------------    -----------   ------------
TOTAL ASSETS                                                                          108,384,011     88,965,384     35,841,631
                                                                                     ------------    -----------   ------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                                            0      3,000,000      1,018,529
   DIVIDENDS PAYABLE                                                                            0          5,923              0
   PAYABLE FOR FUND SHARES REDEEMED                                                       162,480              0        214,481
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                            66,662         41,654         24,415
   PAYABLE TO OTHER RELATED PARTIES                                                       134,339         36,745        119,006
   ACCRUED EXPENSES AND OTHER LIABILITIES                                                  82,683         30,659        191,836
                                                                                     ------------    -----------   ------------
TOTAL LIABILITIES                                                                         446,164      3,114,981      1,568,267
                                                                                     ------------    -----------   ------------
TOTAL NET ASSETS                                                                     $107,937,847    $85,850,403    $34,273,364
                                                                                     ------------    -----------   ------------

NET ASSETS CONSIST OF:
   PAID-IN CAPITAL                                                                   $125,389,736    $85,850,897    $50,881,498
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                                 (219,415)             0       (113,575)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                               (4,519,165)          (494)   (16,555,761)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                          (12,713,309)             0         61,202
   NET UNREALIZED APPRECIATION/(DEPRECIATION) OF FOREIGN CURRENCY CONTRACTS                     0              0              0
   NET UNREALIZED (DEPRECIATION) OF FUTURES CONTRACTS                                           0              0              0
                                                                                     ------------    -----------   ------------
TOTAL NET ASSETS                                                                     $107,937,847    $85,850,403    $34,273,364
                                                                                     ------------    -----------   ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
NET ASSETS                                                                           $107,937,847    $85,850,403    $34,273,364
SHARES OUTSTANDING                                                                     10,920,334     85,850,931      4,029,790
NET ASSET VALUE AND OFFERING PRICE                                                   $       9.88    $      1.00    $      8.51
                                                                                     ------------    -----------   ------------
INVESTMENTS AT COST (NOTE 10)                                                        $120,974,259    $88,717,670    $35,181,825
                                                                                     ------------    -----------   ------------

STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                            ASSET     CORPORATE         EQUITY
                                                                                       ALLOCATION          BOND         INCOME
                                                                                             FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                                         $  1,126,649             0    $ 1,004,589
   INTEREST                                                                             2,179,281     2,575,801         55,253
                                                                                     ------------   -----------    -----------
TOTAL INVESTMENT INCOME                                                                 3,305,930     2,575,801      1,059,842
                                                                                     ------------   -----------    -----------
EXPENSES
   ADVISORY FEES                                                                          719,816       160,307        294,970
   ADMINISTRATION FEES                                                                    196,313        53,967         80,446
   PORTFOLIO ACCOUNTING FEES                                                               29,609        33,549         37,368
   CUSTODY                                                                                      0         7,196         10,726
   TRANSFER AGENT                                                                          66,260        61,589         68,284
   DISTRIBUTION FEES                                                                      327,189        89,060        134,077
   LEGAL AND AUDIT FEES                                                                    36,643        16,162         14,675
   REGISTRATION FEES                                                                        1,006             0              0
   DIRECTORS' FEES                                                                          2,108         2,083          2,108
   SHAREHOLDER REPORTS                                                                      6,726         5,852          5,392
   OTHER                                                                                    6,573         1,482          8,595
                                                                                     ------------   -----------    -----------
TOTAL EXPENSES                                                                          1,392,243       431,247        656,641
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                                    (81,451)     (107,358)      (119,721)
   NET EXPENSES                                                                         1,310,792       323,889        536,920
                                                                                     ------------   -----------    -----------
NET INVESTMENT INCOME (LOSS)                                                            1,995,138     2,251,912        522,922
                                                                                     ------------   -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES                                                                           2,174,635     1,077,065        884,726
   FOREIGN CURRENCY                                                                             0        51,991              0
   FINANCIAL FUTURES CONTRACTS                                                           (457,045)            0              0
                                                                                     ------------   -----------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                               1,717,590     1,129,056        884,726
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                                         (18,225,458)   (1,187,602)    (5,544,694)
   FOREIGN CURRENCY                                                                             0        24,292              0
   FINANCIAL FUTURES CONTRACTS                                                            (52,912)            0              0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                   (18,278,370)   (1,163,310)    (5,544,694)
                                                                                     ------------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                (16,560,780)      (34,254)    (4,659,968)
                                                                                     ------------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      $(14,565,642)  $ 2,217,658    $(4,137,046)
                                                                                     ------------   -----------    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                                  INTERNATIONAL
                                                                    EQUITY VALUE                  GROWTH                 EQUITY
                                                                            FUND                    FUND                   FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                         $   292,734            $    408,644              $  17,213
   INTEREST                                                               41,865                  60,514                  7,052
                                                                     -----------            ------------              ---------
TOTAL INVESTMENT INCOME                                                  334,599                 469,158                 24,265
                                                                     -----------            ------------              ---------
EXPENSES
   ADVISORY FEES                                                         117,848                 253,452                  7,752
   ADMINISTRATION FEES                                                    32,140                  69,123                  1,550
   PORTFOLIO ACCOUNTING FEES                                              21,887                  31,312                  5,168
   CUSTODY                                                                 4,285                   9,216                  2,584
   TRANSFER AGENT                                                          9,014                  73,387                  5,168
   DISTRIBUTION FEES                                                      53,567                 115,206                  2,584
   LEGAL AND AUDIT FEES                                                   16,162                  21,082                 13,212
   REGISTRATION FEES                                                           0                     375                      0
   DIRECTORS' FEES                                                         2,083                   2,108                  2,083
   SHAREHOLDER REPORTS                                                     4,072                   2,543                    201
   OTHER                                                                     852                   1,689                     43
                                                                     -----------            ------------              ---------
TOTAL EXPENSES                                                           261,910                 579,493                 40,345
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                   (47,546)               (118,125)               (29,967)
   NET EXPENSES                                                          214,364                 461,368                 10,378
                                                                     -----------            ------------              ---------
NET INVESTMENT INCOME (LOSS)                                             120,235                   7,790                 13,887
                                                                     -----------            ------------              ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES                                                          2,070,556              (5,270,024)               (89,197)
   FOREIGN CURRENCY                                                            0                       0                    (24)
   FINANCIAL FUTURES CONTRACTS                                                 0                       0                      0
                                                                     -----------            ------------              ---------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                              2,070,556              (5,270,024)               (89,221)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                         (3,310,294)             (7,184,297)              (168,127)
   FOREIGN CURRENCY                                                            0                       0                      5
   FINANCIAL FUTURES CONTRACTS                                                 0                       0                      0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS   (3,310,294)             (7,184,297)              (168,122)
                                                                     -----------            ------------              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (1,239,738)            (12,454,321)              (257,343)
                                                                     -----------            ------------              ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(1,119,503)           $(12,446,531)             $(243,456)
                                                                     -----------            ------------              ---------

                                                                      LARGE COMPANY           MONEY MARKET              SMALL CAP
                                                                        GROWTH FUND                   FUND            GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                           $    216,269             $1,945,582            $    18,149
   INTEREST                                                                  96,962                      0                 39,415
                                                                       ------------             ----------            -----------
TOTAL INVESTMENT INCOME                                                     313,231              1,945,582                 57,564
                                                                       ------------             ----------            -----------
EXPENSES
   ADVISORY FEES                                                            298,594                147,214                108,644
   ADMINISTRATION FEES                                                       81,435                 55,205                 21,729
   PORTFOLIO ACCOUNTING FEES                                                      0                 36,979                      0
   CUSTODY                                                                   10,858                  7,361                  2,897
   TRANSFER AGENT                                                                 0                 10,593                      0
   DISTRIBUTION FEES                                                        135,724                      0                 36,215
   LEGAL AND AUDIT FEES                                                      16,462                 16,162                 16,162
   REGISTRATION FEES                                                              0                      0                      0
   DIRECTORS' FEES                                                            2,083                  2,083                  2,083
   SHAREHOLDER REPORTS                                                        8,796                  6,920                  2,319
   OTHER                                                                      2,304                    978                    721
                                                                       ------------             ----------            -----------
TOTAL EXPENSES                                                              556,256                283,495                190,770
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                      (23,610)               (10,765)               (19,631)
   NET EXPENSES                                                             532,646                272,730                171,139
                                                                       ------------             ----------            -----------
NET INVESTMENT INCOME (LOSS)                                               (219,415)             1,672,852               (113,575)
                                                                       ------------             ----------            -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES                                                            (3,753,527)                 1,129             (8,543,455)
   FOREIGN CURRENCY                                                               0                      0                      0
   FINANCIAL FUTURES CONTRACTS                                                    0                      0                      0
                                                                       ------------             ----------            -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                (3,753,527)                 1,129             (8,543,455)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                           (17,620,476)                     0              2,391,813
   FOREIGN CURRENCY                                                               0                      0                      0
   FINANCIAL FUTURES CONTRACTS                                                    0                      0                      0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS     (17,620,476)                     0              2,391,813
                                                                       ------------             ----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  (21,374,003)                 1,129             (6,151,642)
                                                                       ------------             ----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $(21,593,418)            $1,673,981            $(6,265,217)
                                                                       ------------             ----------            -----------

STATEMENTS OF CHANGES IN NET ASSETS

                                                          ASSET ALLOCATION FUND                       CORPORATE BOND FUND
                                                   -----------------------------------          -----------------------------------
                                                     (UNAUDITED)                                  (UNAUDITED)
                                                     FOR THE SIX               FOR THE            FOR THE SIX               FOR THE
                                                    MONTHS ENDED            YEAR ENDED           MONTHS ENDED            YEAR ENDED
                                                   JUNE 30, 2001         DEC. 31, 2000          JUNE 30, 2001         DEC. 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                                $270,278,478          $240,670,990            $71,957,240          $ 68,423,018
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                        1,995,138             5,675,974              2,251,912             4,629,204
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
    AND FOREIGN CURRENCY                               1,717,590             6,537,181              1,129,056            (1,397,714)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF FOREIGN CURRENCY                              (18,225,458)          (10,051,512)            (1,187,602)            3,598,013
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF FINANCIAL FUTURES AND FORWARD
    TRANSACTIONS                                         (52,912)             (244,250)                     0                     0
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                  0                     0                 24,292                     0
                                                    ------------          ------------            -----------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         (14,565,642)            1,917,393              2,217,658             6,829,503
                                                    ------------          ------------            -----------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                              (2,166,517)           (5,578,483)            (2,251,912)           (4,629,204)
   NET REALIZED GAIN ON SALE OF INVESTMENTS                    0            (8,377,456)                     0                     0
   TAX RETURN OF CAPITAL                                       0                     0                      0                     0
CAPITAL SHARE TRANSACTIONS
   PROCEEDS FROM SHARES SOLD                          21,565,710            41,451,673              7,035,996            13,099,024
   REINVESTMENT OF DIVIDENDS                           2,166,517            13,955,937              2,265,861             4,641,433
   COST OF SHARES REDEEMED                           (13,622,550)          (13,761,576)            (7,850,309)          (16,406,534)
                                                    ------------          ------------            -----------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS          10,109,677            41,646,034              1,451,548             1,333,923
                                                    ------------          ------------            -----------          ------------
NET INCREASE (DECREASE) IN NET ASSETS                 (6,622,482)           29,607,488              1,417,294             3,534,222
                                                    ------------          ------------            -----------          ------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                   $263,655,996          $270,278,478            $73,374,534          $ 71,957,240
SHARE ISSUED AND REDEEMED:
   SHARES SOLD                                         1,618,269             2,867,745                684,016             1,333,998
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS            169,839               951,980               221,305                472,156
   SHARES REDEEMED                                    (1,045,149)             (950,139)              (765,773)           (1,673,755)
                                                    ------------          ------------            -----------          ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING                                           742,959             2,869,586                139,548               132,399
                                                    ------------          ------------            -----------          ------------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME          $     63,122          $    234,501            $    18,058          $     18,058
                                                    ------------          ------------            -----------          ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          EQUITY INCOME FUND                        EQUITY VALUE FUND
                                                   ----------------------------------        ----------------------------------
                                                     (UNAUDITED)                               (UNAUDITED)
                                                     FOR THE SIX              FOR THE          FOR THE SIX              FOR THE
                                                    MONTHS ENDED           YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                                   JUNE 30, 2001        DEC. 31, 2000        JUNE 30, 2001        DEC. 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                                $113,350,497         $127,793,479         $ 47,012,701         $ 26,567,053
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                          522,922            1,125,027              120,235              244,392
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
    AND FOREIGN CURRENCY                                 884,726            2,744,338            2,070,556           (1,628,272)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF FOREIGN CURRENCY                               (5,544,694)          (2,195,489)          (3,310,294)           3,330,430
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF FINANCIAL FUTURES AND FORWARD
    TRANSACTIONS                                               0                    0                    0                    0
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                  0                    0                    0                    0
                                                    ------------         ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          (4,137,046)           1,673,876           (1,119,503)           1,946,550
                                                    ------------         ------------         ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                (493,791)          (1,125,027)            (148,991)            (214,194)
   NET REALIZED GAIN ON SALE OF INVESTMENTS                    0           (1,884,477)                   0                    0
   TAX RETURN OF CAPITAL                                       0                    0                    0                    0
CAPITAL SHARE TRANSACTIONS
   PROCEEDS FROM SHARES SOLD                          12,897,973           15,335,389           26,412,213           31,131,349
   REINVESTMENT OF DIVIDENDS                             493,790            3,009,503              148,990              214,194
   COST OF SHARES REDEEMED                           (12,629,782)         (31,452,246)         (29,475,731)         (12,632,251)
                                                    ------------         ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS             761,981          (13,107,354)          (2,914,528)          18,713,292
                                                    ------------         ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS                 (3,868,856)         (14,442,982)          (4,183,022)          20,445,648
                                                    ------------         ------------         ------------         ------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                   $109,481,641         $113,350,497         $ 42,829,679         $ 47,012,701
SHARE ISSUED AND REDEEMED:
   SHARES SOLD                                           780,776              935,066            2,725,378            3,318,293
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS             31,151              183,915               16,255               22,995
   SHARES REDEEMED                                      (782,785)          (1,934,238)          (3,110,588)          (1,370,858)
                                                    ------------         ------------         ------------         ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING                                            29,142             (815,257)            (368,955)           1,970,430
                                                    ------------         ------------         ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME          $     29,131         $          0         $      6,210         $     34,966
                                                    ------------         ------------         ------------         ------------

                                                                       GROWTH FUND
                                                            ----------------------------------
                                                              (UNAUDITED)
                                                              FOR THE SIX              FOR THE
                                                             MONTHS ENDED           YEAR ENDED
                                                            JUNE 30, 2001        DEC. 31, 2000
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                                         $105,248,351         $128,495,431
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                     7,790               11,170
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
    AND FOREIGN CURRENCY                                       (5,270,024)           5,600,113
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF FOREIGN CURRENCY                                        (7,184,297)         (22,507,557)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF FINANCIAL FUTURES AND FORWARD
    TRANSACTIONS                                                        0                    0
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                           0                    0
                                                             ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  (12,446,531)         (16,896,274)
                                                             ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                0                    0
   NET REALIZED GAIN ON SALE OF INVESTMENTS                             0          (10,579,479)
   TAX RETURN OF CAPITAL                                                0                    0
CAPITAL SHARE TRANSACTIONS
   PROCEEDS FROM SHARES SOLD                                    3,630,492           10,275,938
   REINVESTMENT OF DIVIDENDS                                            0           10,579,474
   COST OF SHARES REDEEMED                                    (11,377,108)         (16,626,739)
                                                             ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                   (7,746,616)           4,228,673
                                                             ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS                         (20,193,147)         (23,247,080)
                                                             ------------         ------------
NET ASSETS
----------------------------------------------------------------------------------------------
ENDING NET ASSETS                                            $ 85,055,204         $105,248,351
SHARE ISSUED AND REDEEMED:
   SHARES SOLD                                                    202,421              460,400
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS                           0              468,326
   SHARES REDEEMED                                               (657,620)            (737,141)
                                                             ------------         ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING                                                   (455,199)             191,585
                                                             ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME                   $     18,960         $     11,170
                                                             ------------         ------------

                                                        INTERNATIONAL EQUITY FUND                    LARGE COMPANY GROWTH FUND
                                                   -----------------------------------          -----------------------------------
                                                     (UNAUDITED)                                  (UNAUDITED)
                                                     FOR THE SIX               FOR THE            FOR THE SIX               FOR THE
                                                    MONTHS ENDED            YEAR ENDED           MONTHS ENDED            YEAR ENDED
                                                   JUNE 30, 2001         DEC. 31, 2000          JUNE 30, 2001         DEC. 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                                  $1,620,487            $        0           $117,885,152          $ 50,988,017
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                           13,887                 5,200               (219,415)             (386,295)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
    AND FOREIGN CURRENCY                                 (89,221)               (6,162)            (3,753,527)             (546,136)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF FOREIGN CURRENCY                                 (168,127)             (103,902)           (17,620,476)           (3,299,093)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF FINANCIAL FUTURES AND FORWARD
    TRANSACTIONS                                               0                     0                      0                     0
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                  5                     0                      0                     0
                                                      ----------            ----------           ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            (243,456)             (104,864)           (21,593,418)           (4,231,524)
                                                      ----------            ----------           ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                       0                (4,500)                     0                     0
   NET REALIZED GAIN ON SALE OF INVESTMENTS                    0                     0                      0                     0
   TAX RETURN OF CAPITAL                                       0                     0                      0                     0
CAPITAL SHARE TRANSACTIONS
   PROCEEDS FROM SHARES SOLD                           1,878,549             1,824,619             19,585,042            77,253,728
   REINVESTMENT OF DIVIDENDS                                   0                 4,500                      0                     0
   COST OF SHARES REDEEMED                              (494,330)              (99,268)            (7,938,929)           (6,125,069)
                                                      ----------            ----------           ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS           1,384,219              1,729,851            11,646,113            71,128,659
                                                      ----------            ----------           ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS                  1,140,763             1,620,487             (9,947,305)           66,897,135
                                                      ----------            ----------           ------------          ------------

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                     $2,761,250            $1,620,487           $107,937,847          $117,885,152
SHARE ISSUED AND REDEEMED:
   SHARES SOLD                                           224,884               191,329              1,850,515             6,099,123
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS                  0                   523                      0                     0
   SHARES REDEEMED                                       (61,046)              (10,501)              (783,860)             (485,007)
                                                      ----------            ----------           ------------          ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING                                           163,838               181,351              1,066,655             5,614,116
                                                      ----------            ----------           ------------          ------------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME            $   14,587            $      700           $   (219,415)         $          0
                                                      ----------            ----------           ------------          ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                            MONEY MARKET FUND                       SMALL CAP GROWTH FUND
                                                   ----------------------------------        ----------------------------------
                                                     (UNAUDITED)                               (UNAUDITED)
                                                     FOR THE SIX              FOR THE          FOR THE SIX              FOR THE
                                                    MONTHS ENDED           YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                                   JUNE 30, 2001        DEC. 31, 2000        JUNE 30, 2001        DEC. 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                                $ 53,095,473         $ 42,163,569          $33,610,489         $ 23,818,991
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                        1,672,852            2,400,916             (113,575)            (249,888)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
    AND FOREIGN CURRENCY                                   1,129               (1,623)          (8,543,455)          (1,287,446)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF FOREIGN CURRENCY                                        0                    0            2,391,813           (9,225,577)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF FINANCIAL FUTURES AND FORWARD
    TRANSACTIONS                                               0                    0                    0                    0
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS                                                  0                    0                    0                    0
                                                    ------------         ------------          -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                           1,673,981            2,399,293           (6,265,217)         (10,762,911)
                                                    ------------         ------------          -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                              (1,672,852)          (2,400,916)                   0                    0
   NET REALIZED GAIN ON SALE OF INVESTMENTS                    0                    0                    0           (7,459,812)
   TAX RETURN OF CAPITAL                                       0                    0                    0           (1,885,722)
CAPITAL SHARE TRANSACTIONS
   PROCEEDS FROM SHARES SOLD                          46,863,553           61,045,579           10,192,616           27,042,195
   REINVESTMENT OF DIVIDENDS                           1,675,275            2,404,348                    0            9,345,518
   COST OF SHARES REDEEMED                           (15,785,027)         (52,516,400)          (3,264,524)          (6,487,770)
                                                    ------------         ------------          -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS          32,753,801           10,933,527            6,928,092           29,899,943
                                                    ------------         ------------          -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS                 32,754,930           10,931,904              662,875            9,791,498
                                                    ------------         ------------          -----------         ------------

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                   $ 85,850,403         $ 53,095,473          $34,273,364         $ 33,610,489
SHARE ISSUED AND REDEEMED:
   SHARES SOLD                                        46,863,553           61,045,579            1,206,493            1,451,200
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS          1,675,275            2,404,348                    0              819,965
   SHARES REDEEMED                                   (15,785,027)         (52,516,400)            (413,229)            (351,261)
                                                    ------------         ------------          -----------         ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING                                        32,753,801           10,933,527              793,264            1,919,904
                                                    ------------         ------------          -----------         ------------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME          $          0         $          0          $  (113,575)        $          0
                                                    ------------         ------------          -----------         ------------

VARIABLE TRUST                                            FINANCIAL HIGHLIGHTS

                                                                            NET REALIZED
                                                BEGINNING          NET               AND    DIVIDENDS
                                                NET ASSET   INVESTMENT        UNREALIZED     FROM NET
                                                VALUE PER       INCOME    GAIN (LOSS) ON   INVESTMENT
                                                    SHARE       (LOSS)       INVESTMENTS       INCOME
------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)       $13.82         0.10             (0.82)       (0.11)
JANUARY 1, 2000 TO DECEMBER 31, 2000               $14.42         0.31             (0.13)       (0.31)
JANUARY 1, 1999 TO DECEMBER 31, 1999               $13.45         0.27              0.97        (0.26)
JANUARY 1, 1998 TO DECEMBER 31, 1998               $11.99         0.34              2.60        (0.34)
JANUARY 1, 1997 TO DECEMBER 31, 1997               $11.42         0.60              1.73        (0.60)
JANUARY 1, 1996 TO DECEMBER 31, 1996               $11.27         0.56              0.69        (0.56)

CORPORATE BOND FUND
------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)       $10.14         0.32              0.00        (0.32)
JANUARY 1, 2000 TO DECEMBER 31, 2000               $ 9.82         0.64              0.32        (0.64)
SEPTEMBER 20, 1999 (3) TO DECEMBER 31, 1999        $10.00         0.16             (0.18)       (0.16)

EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)       $17.01         0.08             (0.65)       (0.08)
JANUARY 1, 2000 TO DECEMBER 31, 2000               $17.09         0.17              0.21        (0.17)
JANUARY 1, 1999 TO DECEMBER 31, 1999               $16.00         0.17              1.09        (0.17)
JANUARY 1, 1998 TO DECEMBER 31, 1998               $13.68         0.18              2.34        (0.18)
JANUARY 1, 1997 TO DECEMBER 31, 1997               $10.91         0.14              2.79        (0.14)
MAY 6, 1996 (3) TO DECEMBER 31, 1996               $10.00         0.08              0.92        (0.08)

EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)       $ 9.70         0.03             (0.13)       (0.04)
JANUARY 1, 2000 TO DECEMBER 31, 2000               $ 9.23         0.07              0.46        (0.06)
JANUARY 1, 1999 TO DECEMBER 31, 1999               $ 9.55         0.08             (0.32)       (0.08)
MAY 1, 1998 (3) TO DECEMBER 31, 1998               $10.00         0.07             (0.45)       (0.07)

GROWTH FUND
------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)       $19.06         0.00             (2.27)        0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000               $24.10         0.00             (2.95)        0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999               $20.05         0.02              4.06        (0.03)
JANUARY 1, 1998 TO DECEMBER 31, 1998               $16.79         0.09              4.65        (0.09)
JANUARY 1, 1997 TO DECEMBER 31, 1997               $15.34         0.19              2.48        (0.19)
JANUARY 1, 1996 TO DECEMBER 31, 1996               $12.91         0.20              2.68        (0.20)

INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)       $ 8.94         0.08             (1.02)        0.00
JULY 3, 2000 (3) TO DECEMBER 31, 2000              $10.00         0.03             (1.06)       (0.03)

LARGE COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)       $11.96        (0.02)            (2.06)        0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000               $12.03        (0.04)            (0.03)        0.00
SEPTEMBER 20, 1999 (3) TO DECEMBER 31, 1999        $10.00        (0.01)             2.04         0.00

MONEY MARKET FUND
------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)       $ 1.00         0.02              0.00        (0.02)
JANUARY 1, 2000 TO DECEMBER 31, 2000               $ 1.00         0.06              0.00        (0.06)
JANUARY 1, 1999 TO DECEMBER 31, 1999               $ 1.00         0.04              0.00        (0.04)
JANUARY 1, 1998 TO DECEMBER 31, 1998               $ 1.00         0.05              0.00        (0.05)
JANUARY 1, 1997 TO DECEMBER 31, 1997               $ 1.00         0.05              0.00        (0.05)
JANUARY 1, 1996 TO DECEMBER 31, 1996               $ 1.00         0.05              0.00        (0.05)

SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)       $10.38        (0.03)            (1.84)        0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000               $18.09        (0.08)            (3.71)        0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999               $10.88        (0.04)             7.25         0.00
JANUARY 1, 1998 TO DECEMBER 31, 1998               $12.77         0.03             (1.89)       (0.03)
JANUARY 1, 1997 TO DECEMBER 31, 1997               $13.50         0.01              1.24        (0.01)
JANUARY 1, 1996 TO DECEMBER 31, 1996               $11.21         0.02              3.51        (0.02)

                                                  DISTRIBUTIONS               ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       FROM NET   RETURN   NET ASSET  --------------------------------------------
                                                       REALIZED       OF   VALUE PER  NET INVESTMENT           NET           GROSS
                                                          GAINS  CAPITAL       SHARE   INCOME (LOSS)      EXPENSES     EXPENSES(1)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               0.00     0.00      $12.99           1.52%         1.00%            1.06%
JANUARY 1, 2000 TO DECEMBER 31, 2000                      (0.47)    0.00      $13.82           2.19%         1.00%            1.12%
JANUARY 1, 1999 TO DECEMBER 31, 1999                      (0.01)    0.00      $14.42           2.05%         0.97%            1.17%
JANUARY 1, 1998 TO DECEMBER 31, 1998                      (1.14)    0.00      $13.45           2.62%         0.92%            1.11%
JANUARY 1, 1997 TO DECEMBER 31, 1997                      (1.16)    0.00      $11.99           5.20%         0.80%            0.85%
JANUARY 1, 1996 TO DECEMBER 31, 1996                      (0.54)    0.00      $11.42           5.34%         0.69%            0.80%

CORPORATE BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               0.00     0.00      $10.14           6.26%         0.90%            1.20%
JANUARY 1, 2000 TO DECEMBER 31, 2000                       0.00     0.00      $10.14           6.53%         0.90%            1.25%
SEPTEMBER 20, 1999 (3) TO DECEMBER 31, 1999                0.00     0.00      $ 9.82           5.87%         0.90%            1.25%

EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               0.00     0.00      $16.36           0.98%         1.00%            1.22%
JANUARY 1, 2000 TO DECEMBER 31, 2000                      (0.29)    0.00      $17.01           1.02%         1.00%            1.17%
JANUARY 1, 1999 TO DECEMBER 31, 1999                       0.00     0.00      $17.09           1.16%         0.86%            1.12%
JANUARY 1, 1998 TO DECEMBER 31, 1998                      (0.02)    0.00      $16.00           1.47%         0.80%            1.10%
JANUARY 1, 1997 TO DECEMBER 31, 1997                      (0.02)    0.00      $13.68           1.85%         0.80%            1.34%
MAY 6, 1996 (3) TO DECEMBER 31, 1996                      (0.01)    0.00      $10.91           2.31%         0.80%            2.51%

EQUITY VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               0.00     0.00      $ 9.56           0.56%         1.00%            1.22%
JANUARY 1, 2000 TO DECEMBER 31, 2000                       0.00     0.00      $ 9.70           0.78%         1.00%            1.56%
JANUARY 1, 1999 TO DECEMBER 31, 1999                       0.00     0.00      $ 9.23           0.96%         1.06%            1.53%
MAY 1, 1998 (3) TO DECEMBER 31, 1998                       0.00     0.00      $ 9.55           1.54%         1.09%            2.52%

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               0.00     0.00      $16.79           0.02%         1.00%            1.26%
JANUARY 1, 2000 TO DECEMBER 31, 2000                      (2.09)    0.00      $19.06           0.01%         1.00%            1.23%
JANUARY 1, 1999 TO DECEMBER 31, 1999                       0.00     0.00      $24.10           0.11%         1.07%            1.27%
JANUARY 1, 1998 TO DECEMBER 31, 1998                      (1.39)    0.00      $20.05           0.51%         1.04%            1.18%
JANUARY 1, 1997 TO DECEMBER 31, 1997                      (1.03)    0.00      $16.79           1.19%         0.65%            1.01%
JANUARY 1, 1996 TO DECEMBER 31, 1996                      (0.25)    0.00      $15.34           1.53%         0.60%            1.12%

INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               0.00     0.00      $ 8.00           1.35%         1.00%            3.91%
JULY 3, 2000 (3) TO DECEMBER 31, 2000                      0.00     0.00      $ 8.94           0.98%         1.00%            2.40%

LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               0.00     0.00      $ 9.88          (0.40)%        1.00%            1.03%
JANUARY 1, 2000 TO DECEMBER 31, 2000                       0.00     0.00      $11.96          (0.42)%        1.00%            1.43%
SEPTEMBER 20, 1999 (3) TO DECEMBER 31, 1999                0.00     0.00      $12.03          (0.47)%        1.00%            1.43%

MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               0.00     0.00      $ 1.00           4.55%         0.74%            0.77%
JANUARY 1, 2000 TO DECEMBER 31, 2000                       0.00     0.00      $ 1.00           5.64%         0.85%            0.90%
JANUARY 1, 1999 TO DECEMBER 31, 1999                       0.00     0.00      $ 1.00           4.45%         0.86%            1.07%
JANUARY 1, 1998 TO DECEMBER 31, 1998                       0.00     0.00      $ 1.00           4.62%         0.82%            1.28%
JANUARY 1, 1997 TO DECEMBER 31, 1997                       0.00     0.00      $ 1.00           4.95%         0.53%            1.07%
JANUARY 1, 1996 TO DECEMBER 31, 1996                       0.00     0.00      $ 1.00           4.64%         0.51%            1.22%

SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               0.00     0.00      $ 8.51          (0.78)%        1.20%            1.32%
JANUARY 1, 2000 TO DECEMBER 31, 2000                      (3.92)    0.00      $10.38          (0.72)%        1.20%            2.41%
JANUARY 1, 1999 TO DECEMBER 31, 1999                       0.00     0.00      $18.09          (0.37)%        0.95%            1.94%
JANUARY 1, 1998 TO DECEMBER 31, 1998                       0.00     0.00      $10.88           0.31%         0.80%            1.51%
JANUARY 1, 1997 TO DECEMBER 31, 1997                      (1.59)   (0.38)     $12.77           0.07%         0.80%            1.88%
JANUARY 1, 1996 TO DECEMBER 31, 1996                      (1.22)    0.00      $13.50           0.16%         0.80%            2.82%

                                                                    PORTFOLIO     NET ASSETS AT
                                                           TOTAL     TURNOVER     END OF PERIOD
                                                       RETURN(2)         RATE   (000'S OMITTED)
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               (5.21)%         13%         $263,656
JANUARY 1, 2000 TO DECEMBER 31, 2000                        1.02%          48%         $270,278
JANUARY 1, 1999 TO DECEMBER 31, 1999                        9.33%          30%         $240,671
JANUARY 1, 1998 TO DECEMBER 31, 1998                       25.26%          29%         $156,241
JANUARY 1, 1997 TO DECEMBER 31, 1997                       20.88%         156%         $ 86,506
JANUARY 1, 1996 TO DECEMBER 31, 1996                       11.46%           4%         $ 51,797

CORPORATE BOND FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)                3.14%          31%         $ 73,375
JANUARY 1, 2000 TO DECEMBER 31, 2000                       10.22%         100%         $ 71,957
SEPTEMBER 20, 1999 (3) TO DECEMBER 31, 1999                (0.16)%         59%         $ 68,423

EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               (3.36)%          1%         $109,482
JANUARY 1, 2000 TO DECEMBER 31, 2000                        2.33%           4%         $113,350
JANUARY 1, 1999 TO DECEMBER 31, 1999                        7.90%           5%         $127,793
JANUARY 1, 1998 TO DECEMBER 31, 1998                       18.42%           1%         $ 86,069
JANUARY 1, 1997 TO DECEMBER 31, 1997                       26.90%           3%         $ 39,888
MAY 6, 1996 (3) TO DECEMBER 31, 1996                        9.95%           4%         $  9,415

EQUITY VALUE FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)               (1.06)%         71%         $ 42,830
JANUARY 1, 2000 TO DECEMBER 31, 2000                        5.78%         124%         $ 47,013
JANUARY 1, 1999 TO DECEMBER 31, 1999                       (2.48)%        139%         $ 26,567
MAY 1, 1998 (3) TO DECEMBER 31, 1998                       (3.76)%         27%         $ 11,072

GROWTH FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)              (11.91)%         41%         $ 85,055
JANUARY 1, 2000 TO DECEMBER 31, 2000                      (13.60)%         67%         $105,248
JANUARY 1, 1999 TO DECEMBER 31, 1999                       20.41%          54%         $128,495
JANUARY 1, 1998 TO DECEMBER 31, 1998                       28.81%          69%         $100,927
JANUARY 1, 1997 TO DECEMBER 31, 1997                       17.33%         124%         $ 71,944
JANUARY 1, 1996 TO DECEMBER 31, 1996                       22.44%          95%         $ 33,381

INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)              (10.51)%         22%          $ 2,761
JULY 3, 2000 (3) TO DECEMBER 31, 2000                     (10.33)%(4)      19%          $ 1,620

LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)              (17.39)%          9%         $107,938
JANUARY 1, 2000 TO DECEMBER 31, 2000                       (0.58)%          8%         $117,885
SEPTEMBER 20, 1999 (3) TO DECEMBER 31, 1999                20.30%           0%         $ 50,988

MONEY MARKET FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)                2.32%         N/A          $ 85,850
JANUARY 1, 2000 TO DECEMBER 31, 2000                        5.76%         N/A          $ 53,095
JANUARY 1, 1999 TO DECEMBER 31, 1999                        4.46%         N/A          $ 42,164
JANUARY 1, 1998 TO DECEMBER 31, 1998                        4.77%         N/A          $ 26,319
JANUARY 1, 1997 TO DECEMBER 31, 1997                        5.04%         N/A          $ 14,788
JANUARY 1, 1996 TO DECEMBER 31, 1996                        4.72%         N/A          $ 12,667

SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------
JANUARY 1, 2001 TO JUNE 30, 2001 (UNAUDITED)              (18.02)%        134%         $ 34,273
JANUARY 1, 2000 TO DECEMBER 31, 2000                      (22.58)%        260%         $ 33,610
JANUARY 1, 1999 TO DECEMBER 31, 1999                       66.27%         314%         $ 23,819
JANUARY 1, 1998 TO DECEMBER 31, 1998                      (14.47)%        135%         $ 13,295
JANUARY 1, 1997 TO DECEMBER 31, 1997                        9.87%         209%         $ 11,482
JANUARY 1, 1996 TO DECEMBER 31, 1996                       31.47%         195%         $  6,091

VARIABLE TRUST                                   NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 8).

(2) Total return calculations do not include any insurance costs, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. Total returns for periods less than one year are not annualized.

(3) Commencement of operations.

(4) Since inception return.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                     VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

     Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust consists of nine separate diversified funds (each, a "Fund", collectively, the "Funds") as of the end of the reporting period: the Asset Allocation, Corporate Bond, Equity Income, Equity Value, Growth, International Equity, Large Company Growth, Money Market, and Small Cap Growth Funds. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities for all Funds, except the Money Market Fund, are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     The Money Market Fund values its shares at 12:00 p.m. (Eastern Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Securities held in the Money Market Fund and debt securities maturing in 60 days or less are valued using the amortized cost method. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

     Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS
     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FUTURES CONTRACTS
     The Asset Allocation and Equity Value Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On June 30, 2001, the Asset Allocation Fund held the following long futures contracts:

                                                              NOTIONAL      NET UNREALIZED
      CONTRACTS                 TYPE      EXPIRATION DATE   CONTRACT VALUE   DEPRECIATION
         17                S&P 500 INDEX   SEPTEMBER 2001    $5,234,725      $(225,037)

     The Asset Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $356,250.

FOREIGN FORWARD CURRENCY CONTRACTS
     The Funds may enter into forward currency exchange contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Based on exchange rates at June 30, 2001, the Corporate Bond Fund had entered into a foreign forward currency contract under which it is obligated to exchange currencies at a specified future date. The Fund had an outstanding contract to sell 734,000 EURO and receive $631,386 on September 27, 2001. Net unrealized appreciation of $10,871. Another contract to sell 55,000 British Pounds and receive $76,043 on September 15, 2001. Net unrealized depreciation of $(1,100) on these contracts is included in the accompanying financial statements.

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends to shareholders from net investment income, if any, for the Growth, International Equity, Large Company Growth, and Small Cap Growth Funds are declared and distributed annually. Dividends to shareholders from net investment income, if any, for the Asset Allocation, Equity Income, and Equity Value Funds are declared and distributed quarterly. Dividends to shareholders from net investment income, if any, for the Corporate Bond and Money Market Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
     Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2001.

     The following Funds had net capital loss carryforwards at June 30, 2001, which are available to offset future net realized capital gains:

                                                                                           CAPITAL LOSS
      FUND                                                                  YEAR EXPIRES   CARRYFORWARDS
      CORPORATE BOND FUND                                                    2007               $34,524
                                                                             2008             1,233.635
      EQUITY VALUE FUND                                                      2006                79,556
                                                                             2007             1,202,701
                                                                             2008             1,488,881
      INTERNATIONAL EQUITY FUND                                              2008                 3,640
      MONEY MARKET FUND                                                      2008                   391

3. ADVISORY FEES
      The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the contracts, Funds Management has agreed to provide the following Funds with daily portfolio management, for which, Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      FUND                                                                % OF AVERAGE DAILY NET ASSETS
      ASSET ALLOCATION FUND                                                                        0.55
      CORPORATE BOND FUND                                                                          0.45
      EQUITY INCOME FUND                                                                           0.55
      EQUITY VALUE FUND                                                                            0.55
      GROWTH FUND                                                                                  0.55
      INTERNATIONAL EQUITY FUND                                                                    0.75
      LARGE COMPANY GROWTH FUND                                                                    0.55
      MONEY MARKET FUND                                                                            0.40
      SMALL CAP GROWTH FUND                                                                        0.75

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank,
   N. A. ("WFB") was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Corporate Bond, Equity Income, Equity Value, Growth, International Equity, Money Market, and Small Cap Growth Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Equity Income, Equity Value, Growth, International

   Equity and Small Cap Growth Funds, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million and 0.15% of the Fund's average daily net assets in excess of $400 million. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Corporate Bond Fund, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Money Market Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

     Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Asset Allocation Fund. BGFA is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

     Peregrine Capital Management Incorporated ("Peregrine") acts as sub-advisor to the Large Company Growth Fund. Peregrine is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets up to $25 million, 0.60% of the Fund's average daily net assets for the next $25 million, 0.50% of the Fund's average daily net assets for the next $225 million, and 0.30% of the Fund's average daily net assets in excess of $275 million.

4. DISTRIBUTION FEES
     The Trust has adopted a Distribution Plan for the Funds, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens Inc. ("Stephens") at a rate of 0.25% of the average daily net assets of each Fund. The distribution fees paid on behalf of the Funds for the period ended June 30, 2001 are disclosed on the Statement of Operations.

5. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. WFB formerly provided these services during part of the reporting period and since the inception of the Trust at the same rates.

6. TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust. The transfer agency fees paid by the Funds for the period ended June 30, 2001 are disclosed on the Statement of Operations.

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

     The Trust has entered into contracts on behalf of each Fund (other than the Asset Allocation Fund, for which BGI serves as custodian) with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), an affiliated party, whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to receive 0.02% of the average daily net assets of each Fund, except the International Equity Fund for which it is entitled to receive 0.25% of the average daily net assets of the Fund.

     BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation Fund. BGI is not entitled to receive compensation for its custodial services to the Fund so long as BGFA is entitled to receive compensation for providing investment sub-advisory services to the Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended June 30, 2001, were waived by Funds Management.

9. INVESTMENT PORTFOLIO TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the period ended June 30, 2001, were as follows:

                          AGGREGATE PURCHASES AND SALES

      FUND                                                                PURCHASES AT COST    SALES PROCEEDS
      ASSET ALLOCATION FUND                                                   $57,746,185        $35,067,457
      CORPORATE BOND FUND                                                      27,555,412         21,521,470
      EQUITY INCOME FUND                                                          972,541          3,532,137
      EQUITY VALUE FUND                                                        29,140,280         30,110,339
      GROWTH FUND                                                              30,800,595         46,258,069
      INTERNATIONAL EQUITY FUND                                                 1,691,317            392,092
      LARGE COMPANY GROWTH FUND                                                20,383,438         10,081,179
      SMALL CAP GROWTH FUND                                                    46,334,409         39,189,888

     The Money Market Fund, not reflected in this schedule, trades exclusively in short-term securities.

10.  REORGANIZATION
     Concurrent with the establishment of the Trust, the Board of Trustees of the Life & Annuity Trust ("LAT") and the Board of Trustees of the Norwest Select Funds approved a consolidation agreement providing for the acquisition of the assets and the assumption of liabilities of certain LAT and Norwest Select Funds into the Wells Fargo Variable Trust Funds. Effective on the close of business September 17, 1999, the LAT and/or Norwest Select Funds were consolidated into the respective Wells Fargo Variable Trust Funds through an exchange of shares as follows:

      LIFE & ANNUITY TRUST FUND          NORWEST SELECT FUND                 WELLS FARGO VARIABLE TRUST FUND
      ASSET ALLOCATION FUND*                                                 ASSET ALLOCATION FUND
      U.S. GOVERNMENT ALLOCATION FUND    INCOME FUND                         CORPORATE BOND FUND**
                                         INCOME EQUITY FUND*                 EQUITY INCOME FUND
      EQUITY VALUE FUND*                                                     EQUITY VALUE FUND
      GROWTH FUND*                                                           GROWTH FUND
                                         VALUGROWTH STOCK FUND               LARGE COMPANY GROWTH FUND**
      MONEY MARKET FUND*                                                     MONEY MARKET FUND
      STRATEGIC GROWTH FUND              SMALL COMPANY STOCK FUND*           SMALL CAP GROWTH FUND

     *   ACCOUNTING SURVIVOR
     **  NEW FUND (NO ACCOUNTING SURVIVOR)

     In the consolidation, the Wells Fargo Variable Trust Small Cap Growth Fund acquired all of the net assets of the LAT Strategic Growth Fund and Norwest Select Small Company Stock Fund. The LAT Strategic Growth Fund exchanged its 173,629 shares (valued at $2,616,673) for 239,403 shares of the Wells Fargo Variable Trust Small Cap Growth Fund. The net assets of the LAT Strategic Growth Fund included unrealized appreciation of $270,587.

     The Wells Fargo Variable Trust Corporate Bond and Large Company Growth Funds did receive assets from LAT and Norwest Select Funds, but have different investment objectives and other operating differences, and therefore they do not have an accounting survivor and commenced operations on September 20, 1999 for financial reporting purposes.

VARIABLE TRUST                                             LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR        -- AMERICAN DEPOSITORY RECEIPTS
AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT        -- ALTERNATIVE MINIMUM TAX
ARM        -- ADJUSTABLE RATE MORTGAGES
BART       -- BAY AREA RAPID TRANSIT
CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC       -- CONTINGENT DEFERRED SALES CHARGE
CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
CGY        -- CAPITAL GUARANTY CORPORATION
CMT        -- CONSTANT MATURITY TREASURY
COFI       -- COST OF FUNDS INDEX
CONNIE LEE -- CONNIE LEE INSURANCE COMPANY
COP        -- CERTIFICATE OF PARTICIPATION
CP         -- COMMERCIAL PAPER
CTF        -- COMMON TRUST FUND
DW&P       -- DEPARTMENT OF WATER & POWER
DWR        -- DEPARTMENT OF WATER RESOURCES
EDFA       -- EDUCATION FINANCE AUTHORITY
FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA        -- FEDERAL HOUSING AUTHORITY
FHLB       -- FEDERAL HOME LOAN BANK
FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN        -- FLOATING RATE NOTES
FSA        -- FINANCIAL SECURITY ASSURANCE, INC
GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO         -- GENERAL OBLIGATION
HFA        -- HOUSING FINANCE AUTHORITY
HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR      -- LONDON INTERBANK OFFERED RATE
LLC        -- LIMITED LIABILITY CORPORATION
LOC        -- LETTER OF CREDIT
LP         -- LIMITED PARTNERSHIP
MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR       -- MULTI-FAMILY HOUSING REVENUE
MUD        -- MUNICIPAL UTILITY DISTRICT
MTN        -- MEDIUM TERM NOTE
PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
PCR        -- POLLUTION CONTROL REVENUE
PFA        -- PUBLIC FINANCE AUTHORITY
PLC        -- PRIVATE PLACEMENT
PSFG       -- PUBLIC SCHOOL FUND GUARANTY
RAW        -- REVENUE ANTICIPATION WARRANTS
RDA        -- REDEVELOPMENT AUTHORITY
RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
R&D        -- RESEARCH & DEVELOPMENT
SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
TBA        -- TO BE ANNOUNCED
TRAN       -- TAX REVENUE ANTICIPATION NOTES
USD        -- UNIFIED SCHOOL DISTRICT
V/R        -- VARIABLE RATE
WEBS       -- WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL
PLEASE EXPEDITE


                                                      PRSRT STD
[LOGO]                                               US Postage
WELLS                                                   PAID
FARGO                                             Permit No. 57842
FUNDS                                                 Boston MA


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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
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IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED
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PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS(SM). OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.



                                                                  SAR 016 (6/01)